UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.:
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC:
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock International Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master International Index Series of Quantitative Master Series LLC	$284,732,735

Total Investments (Cost - $257,246,441) – 100.0%	284,732,735
Liabilities in Excess of Other Assets – (0.0)%	(84,431)

Net Assets – 100.0%	$284,648,304

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Series was $284,732,735 and 29.2%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INTERNATIONAL INDEX FUND	MARCH 31, 2011	1

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock S&P 500 Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master S&P 500 Index Series of Quantitative Master Series LLC	$1,904,141,020

Total Investments (Cost - $1,431,186,830) – 100.0%	1,904,141,020
Liabilities in Excess of Other Assets – (0.0)%	(679,051)

Net Assets – 100.0%	$1,903,461,969

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Series was $1,904,141,020 and 75.7%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC	MARCH 31, 2011	1

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Small Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Small Cap Index Series of Quantitative Master Series LLC	$133,985,245

Total Investments (Cost - $94,307,663) – 100.0%	133,985,245
Liabilities in Excess of Other Assets – (0.0)%	(20,546)

Net Assets – 100.0%	$133,964,699

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Series was $133,985,245 and 35.1%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2011	1

Schedule of Investments March 31, 2011 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 8.6%
AGL Energy Ltd.	37,856	$560,464
AMP Ltd.	240,171	1,350,447
Alumina Ltd.	203,160	517,826
Amcor Ltd.	102,365	747,242
Asciano Ltd.	246,353	443,178
Australia & New Zealand Banking Group Ltd.	215,260	5,298,659
Australian Stock Exchange Ltd.	14,563	518,097
BGP Holdings Plc (a)	783,183	11
BHP Billiton Ltd.	281,527	13,512,581
Bendigo and Adelaide Bank Ltd.	29,862	294,293
Billabong International Ltd.	16,993	132,571
BlueScope Steel Ltd.	149,481	305,286
Boral Ltd.	60,313	311,626
Brambles Ltd.	121,679	890,637
CFS Retail Property Trust	173,084	329,430
CSL Ltd.	45,666	1,686,513
CSR Ltd.	40,613	137,609
Caltex Australia Ltd.	11,046	178,225
Coca-Cola Amatil Ltd.	47,444	576,089
Cochlear Ltd.	4,915	421,751
Commonwealth Bank of Australia Ltd.	129,869	7,036,581
Computershare Ltd.	37,756	361,742
Crown Ltd.	38,180	321,612
DB RREEF Trust	406,249	356,876
Fairfax Media Ltd.	171,024	228,169
Fortescue Metals Group Ltd.	102,597	679,811
Foster’s Group Ltd.	160,691	950,182
General Property Trust	144,930	470,483
Goodman Fielder Ltd.	116,560	148,295
Goodman Group	521,205	369,227
Harvey Norman Holdings Ltd.	43,462	134,776
Incitec Pivot Ltd.	135,603	607,049
Insurance Australia Group Ltd.	174,515	648,106
Leighton Holdings Ltd.	11,424	348,314
Lend Lease Group	45,086	422,739
MacArthur Coal Ltd.	14,359	172,196
Macquarie Group Ltd.	29,351	1,109,442
Map Group	31,261	98,283
Metcash Ltd.	64,819	278,737
Mirvac Group	284,995	367,055
National Australia Bank Ltd.	179,534	4,798,478
Newcrest Mining Ltd.	64,195	2,644,472
OZ Mineral Ltd.	271,443	448,237
OneSteel Ltd.	112,768	284,379
Orica Ltd.	30,083	821,394
Origin Energy Ltd.	89,664	1,504,872
Paladin Resources Ltd. (a)	57,611	215,702
QBE Insurance Group Ltd.	87,871	1,607,255
QR National Ltd. (a)	147,372	510,655
Qantas Airways Ltd. (a)	88,991	200,591
Ramsay Health Care Ltd.	10,748	212,341
Rio Tinto Ltd.	36,533	3,202,070
SP AusNet	112,442	102,408
Santos Ltd.	69,674	1,120,270
Sims Metal Management Ltd.	13,902	251,067
Sonic Healthcare Ltd.	31,114	385,612

Common Stocks	Shares	Value

Australia (concluded)
Stockland	198,983	$763,343
Suncorp-Metway Ltd.	107,155	940,148
Tabcorp Holdings Ltd.	57,219	443,220
Tatts Group Ltd.	108,349	262,072
Telstra Corp. Ltd.	361,494	1,054,470
Toll Holdings Ltd.	56,864	348,794
Transurban Group	108,231	601,724
Wesfarmers Ltd., Ordinary Shares	84,307	2,769,895
Wesfarmers Ltd., Partially Protected Shares	12,785	425,699
Westfield Group	184,606	1,782,655
Westfield Retail Trust	238,661	646,770
Westpac Banking Corp.	251,115	6,318,386
Woodside Petroleum Ltd.	52,561	2,544,617
Woolworths Ltd.	102,428	2,846,813
WorleyParsons Ltd.	16,114	516,253

		83,896,872

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	15,830	799,396
IMMOFINANZ Immobilien Anlagen AG (a)	83,626	378,064
Immoeast AG NPV (a)	30,711	—
OMV AG	12,871	581,880
Raiffeisen Bank International AG	3,999	222,193
Telekom Austria AG	27,364	400,496
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	6,175	274,205
Vienna Insurance Group	3,349	191,630
Voestalpine AG	9,341	438,973

		3,286,837

Belgium — 0.9%
Ageas	187,931	534,362
Anheuser-Busch InBev NV	60,491	3,448,700
Anheuser-Busch InBev NV VVPR Strip (a)	24,368	173
Bekaert SA	3,181	362,346
Belgacom SA	12,482	483,552
Colruyt SA	6,401	337,104
Delhaize Group	8,513	693,525
Dexia NV (a)	47,441	184,578
Groupe Bruxelles Lambert SA	6,761	631,771
KBC Bancassurance Holding (a)	13,262	499,022
Mobistar SA	2,338	161,990
Nationale A Portefeuille	2,247	154,976
Solvay SA	5,097	604,261
UCB SA	8,532	323,909
Umicore SA	9,429	467,698

		8,887,967

Bermuda — 0.1%
SeaDrill Ltd.	23,087	834,689

Portfolio Abbreviation

ADR	American Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

China — 0.0%
Foxconn International Holdings Ltd. (a)	179,313	$107,683

Denmark — 1.1%
A. P. Moller - Maersk A/S, Class A	45	412,736
A. P. Moller - Maersk A/S, Class B	110	1,032,351
Carlsberg A/S	8,900	957,049
Coloplast A/S, Class B	1,866	269,904
DSV A/S	17,724	436,437
Dansken Bank (a)	12,629	282,047
Danske Bank A/S (a)	37,887	837,491
Novo-Nordisk A/S, Class B	35,030	4,399,158
Novozymes A/S, Class B	3,888	594,007
Pandora A/S	4,920	251,087
Tryg A/S	2,275	133,584
Vestas Wind Systems A/S (a)	17,032	739,284
William Demant Holding (a)	1,985	171,614

		10,516,749

Finland — 1.1%
Elisa Corp.	11,331	249,594
Fortum Oyj (a)	37,071	1,258,613
Kesko Oyj, Class B (a)	5,511	257,577
Kone Oyj, Class B	12,943	744,398
Metso Oyj	10,528	564,843
Neste Oil Oyj	10,756	221,629
Nokia Oyj	314,693	2,679,370
Nokian Renkaat Oyj	8,836	375,686
Orion Oyj (a)	7,586	183,964
Outokumpu Oyj	10,321	178,681
Pohjola Bank Plc	11,663	158,682
Rautaruukki Oyj	7,372	176,490
Sampo Oyj	35,617	1,134,275
Sanoma Oyj	6,877	155,422
Stora Enso Oyj, Class R	47,872	569,914
UPM-Kymmene Oyj (a)	43,340	916,361
Wartsila Oyj	12,952	504,845

		10,330,344

France — 9.6%
AXA SA	144,021	3,009,186
Accor SA	12,417	558,005
Aeroports de Paris	2,495	229,805
Air France-KLM (a)	11,270	187,862
Air Liquide	23,723	3,154,839
Alcatel SA (a)	192,572	1,110,274
Alstom	17,115	1,011,948
Atos Origin SA (a)	3,692	216,513
BNP Paribas SA	80,493	5,884,413
BioMerieux	1,006	105,477
Bouygues	19,364	929,516
Bureau Veritas SA	4,132	324,640
CNP Assurances	12,028	255,278
Cap Gemini SA	12,448	722,770
Carrefour SA	50,549	2,233,245
Casino Guichard Perrachon SA	4,524	428,284
Christian Dior SA	5,333	751,262
Cie de Saint-Gobain SA	33,495	2,048,406
Cie Generale d’Optique Essilor International SA	16,849	1,250,119
Compagnie Generale de Geophysique SA (a)	12,017	434,827
Compagnie Generale des Etablissements Michelin	14,765	1,245,406
Credit Agricole SA	81,263	1,333,350

Common Stocks	Shares	Value

France (concluded)
Dassault Systemes SA	5,008	$385,193
EDP Renovaveis SA (a)	19,120	137,230
Edenred (a)	13,448	405,851
Eiffage	3,323	199,720
Electricite de France SA	21,655	897,451
Eramet	468	172,967
Eurazeo	2,412	188,773
European Aeronautic Defense and Space Co. (a)	33,854	985,983
Eutelsat Communications	8,394	334,905
Fonciere Des Regions	2,189	233,169
France Telecom SA	155,279	3,486,580
GDF Suez	103,529	4,222,070
Gecina SA	1,623	223,819
Groupe Danone	48,890	3,190,757
Groupe Eurotunnel SA	44,780	475,876
ICADE	1,913	236,099
Iliad SA	1,331	159,469
Imerys SA	3,106	227,810
JC Decaux SA (a)	5,627	188,714
Klepierre	7,759	314,843
LVMH Moet Hennessy Louis Vuitton SA	20,531	3,250,848
L’Oreal SA	20,181	2,351,283
Lafarge SA	16,649	1,037,739
Lagardere S.C.A.	9,943	424,048
Legrand Promesses	13,300	553,248
M6-Metropole Television SA	5,646	147,567
Natixis (a)	75,674	427,325
Neopost SA	2,670	233,761
PagesJaunes Groupe SA	10,867	108,758
Pernod-Ricard SA	16,764	1,565,250
Peugeot SA (a)	12,545	494,919
Pinault-Printemps-Redoute	6,306	965,820
Publicis Groupe	10,562	591,928
Renault SA (a)	16,017	885,049
Safran SA	13,963	493,811
Sanofi-Aventis	88,035	6,169,015
Schneider Electric SA	20,384	3,481,415
Scor SE	14,491	395,073
Societe BIC SA	2,183	194,040
Societe Generale SA	53,204	3,455,825
Societe Television Francaise 1	9,864	180,799
Sodexho Alliance SA	7,907	577,729
Suez Environnement SA	22,637	468,865
Technip SA	8,370	892,392
Thales SA	7,579	302,400
Total SA	177,184	10,796,443
Unibail-Rodamco SE	7,730	1,675,352
Vallourec SA	9,384	1,051,525
Veolia Environnement SA	29,090	906,007
Vinci SA	36,939	2,306,189
Vivendi SA	103,765	2,960,141

		93,437,268

Germany — 8.4%
Adidas-Salomon AG	17,364	1,091,706
Allianz AG, Registered Shares	38,144	5,341,135
Axel Springer AG	1,214	196,221
BASF SE	77,102	6,655,057
Bayer AG	69,174	5,344,581
Bayerische Motoren Werke AG	27,909	2,317,110

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany (concluded)
Bayerische Motoren Werke AG, Preference Shares	4,252	$240,498
Beiersdorf AG	8,463	516,511
Brenntag AG (a)	2,821	313,277
Celesio AG	6,290	153,638
Commerzbank AG (a)	72,551	563,334
Continental AG (a)	4,190	376,561
Daimler AG (a)	75,495	5,319,562
Deutsche Bank AG, Registered Shares	77,937	4,569,580
Deutsche Boerse AG	16,247	1,229,978
Deutsche Lufthansa AG (a)	18,793	397,946
Deutsche Post AG	70,581	1,268,570
Deutsche Telekom AG	237,616	3,675,527
E.ON AG	151,430	4,604,851
Fraport AG	3,007	219,869
Fresenius AG	9,054	835,396
Fresenius Medical Care AG	16,134	1,082,387
GEA Group AG	13,824	454,759
Hannover Rueckversicherung AG, Registered Shares	4,935	269,439
HeidelbergCement AG	11,649	810,043
Henkel KGaA	10,875	568,165
Henkel KGaA, Preference Shares	14,818	917,181
Hochtief AG	3,534	379,579
Infineon Technologies AG	92,485	943,461
K+S AG	11,953	901,327
Kabel Deutschland Holding AG (a)	4,419	232,881
Lanxess	6,998	524,487
Linde AG	14,265	2,252,186
MAN SE	8,979	1,117,193
Merck KGaA	5,316	479,449
Metro AG	10,795	735,258
Muenchener Rueckversicherungs AG, Registered Shares	15,841	2,491,934
Porsche Automobil Holding SE, Preference Shares	7,261	475,514
ProSieben SAT.1 Media AG, Preference Shares	6,266	182,972
Puma AG Rudolf Dassler Sport	420	123,182
Qiagen NV (a)	19,503	389,278
RWE AG	35,253	2,245,476
RWE AG, Preference Shares	3,320	201,614
SAP AG	71,800	4,391,311
Salzgitter AG	3,565	280,683
Siemens AG	68,976	9,435,120
Suedzucker AG	5,874	163,661
TUI AG (a)	12,274	146,534
ThyssenKrupp AG	28,387	1,155,449
United Internet AG	9,819	176,462
Volkswagen AG	2,425	370,826
Volkswagen AG, Preference Shares	14,312	2,313,146
Wacker Chemie AG	1,309	293,232

		81,735,097

Greece — 0.3%
Alpha Bank AE (a)	43,309	277,774
Bank of Cyprus Public Co., Ltd.	69,678	252,115
Coca-Cola Hellenic Bottling Co. SA	15,490	415,657
EFG Eurobank Ergasias SA (a)	27,241	169,383
Hellenic Telecommunications Organization SA	21,160	236,265

Common Stocks	Shares	Value

Greece (concluded)
National Bank of Greece SA (a)	81,540	$721,990
OPAP SA	18,626	397,816
Public Power Corp.	9,559	165,904

		2,636,904

Hong Kong — 2.7%
AIA Group Ltd. (a)	658,600	2,027,350
ASM Pacific Technology Ltd.	16,504	207,242
BOC Hong Kong Holdings Ltd.	308,900	1,007,089
Bank of East Asia Ltd.	127,932	542,862
CLP Holdings Ltd.	163,187	1,319,237
Cathay Pacific Airways Ltd.	99,263	237,765
Cheung Kong Holdings Ltd.	115,835	1,888,090
Cheung Kong Infrastructure Holdings Ltd.	37,500	177,180
Esprit Holdings Ltd.	94,887	435,057
Hang Lung Group Ltd.	66,000	409,040
Hang Lung Properties Ltd.	205,000	899,124
Hang Seng Bank Ltd.	63,753	1,030,114
Henderson Land Development Co., Ltd.	91,491	633,989
The Hong Kong & China Gas Ltd.	360,319	864,505
Hong Kong Exchanges and Clearing Ltd.	86,327	1,873,153
Hopewell Holdings Ltd.	46,849	140,673
Hutchison Whampoa Ltd.	180,176	2,132,265
Hysan Development Co., Ltd.	54,791	225,352
Kerry Properties Ltd.	58,000	290,124
Li & Fung Ltd.	233,990	1,196,622
Lifestyle International Holdings Ltd.	52,466	125,527
The Link Real Estate Investment Trust	184,414	577,407
MTR Corp.	121,000	447,671
NWS Holdings Ltd.	109,500	167,503
New World Development Ltd.	207,484	365,822
Orient Overseas International Ltd.	18,057	188,997
PCCW Ltd.	321,000	133,716
Power Assets Holdings Ltd.	115,500	772,123
SJM Holdings Ltd.	145,000	253,708
Sands China Ltd. (a)	202,600	451,445
Shangri-La Asia Ltd.	115,905	299,366
Sino Land Co.	214,421	380,828
Sun Hung Kai Properties Ltd.	119,324	1,889,617
Swire Pacific Ltd., Class A	64,077	938,487
Wharf Holdings Ltd.	126,357	870,322
Wheelock and Co., Ltd.	76,000	285,214
Wing Hang Bank Ltd.	14,500	170,971
Wynn Macau Ltd.	130,000	362,748
Yue Yuen Industrial Holdings Ltd.	63,785	202,859

		26,421,164

Ireland — 0.3%
Anglo Irish Bank Corp. Plc (a)	62,641	1
Bank of Ireland (a)	276,647	86,254
CRH Plc	59,982	1,378,098
Elan Corp. Plc (a)	42,771	293,711
James Hardie Industries SE, Chess Depository Interest (a)	37,231	234,475
Kerry Group Plc	11,530	429,260
Ryanair Holdings Plc	29,444	139,565

		2,561,364

Israel — 0.7%
Bank Hapoalim Ltd. (a)	83,620	434,752
Bank Leumi Le-Israel BM	99,490	509,032

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Israel (concluded)
Bezeq Israeli Telecommunication Corp. Ltd.	146,508	$434,601
Cellcom Israel Ltd.	4,310	141,427
Delek Group Ltd.	304	82,251
Elbit Systems Ltd.	2,059	114,637
Israel Chemicals Ltd.	37,105	610,810
The Israel Corp. Ltd. (a)	197	235,794
Israel Discount Bank Ltd. (a)	63,946	134,820
Makhteshim-Agan Industries Ltd. (a)	18,550	97,972
Nice Systems Ltd. (a)	5,144	189,795
Partner Communications Co., Ltd.	7,239	137,673
Teva Pharmaceutical Industries Ltd.	78,329	3,934,522
United Mizrahi Bank Ltd.	10,047	113,395

		7,171,481

Italy — 2.7%
A2A SpA	94,579	153,122
Assicurazioni Generali SpA	97,518	2,107,821
Autogrill SpA (a)	9,990	140,494
Autostrade SpA	25,136	575,608
Banca Carige SpA	49,397	116,747
Banca Monte dei Paschi di Siena SpA (a)	180,685	225,222
Banco Popolare SpA	128,846	384,030
Enel Green Power SpA (a)	146,882	407,579
Enel SpA	551,686	3,475,491
Eni SpA	217,889	5,346,429
Exor SpA	5,439	167,053
Fiat Industrial (a)	63,976	918,454
Fiat SpA	62,899	568,472
Finmeccanica SpA	34,112	429,003
Intesa Sanpaolo SpA	643,273	1,897,709
Intesa Sanpaolo SpA, Non- Convertible Savings Shares	76,292	201,276
Luxottica Group SpA	9,883	322,576
Mediaset SpA	57,906	367,548
Mediobanca SpA	40,116	409,734
Parmalat SpA	145,557	487,076
Pirelli & C. SpA	20,321	178,309
Prysmian SpA	17,120	366,409
Saipem SpA	21,988	1,168,093
Snam Rete Gas SpA	122,111	685,965
Telecom Italia SpA	794,120	1,220,406
Telecom Italia SpA, Non- Convertible Savings Shares	505,825	679,481
Terna SpA	109,543	523,934
Unicredit SpA	1,133,508	2,793,922
Unione Di Banche Italiane ScpA	51,288	437,635

		26,755,598

Japan — 19.8%
The 77 Bank Ltd.	29,000	146,048
ABC-Mart, Inc.	2,200	80,105
Advantest Corp.	13,600	244,867
Aeon Co., Ltd.	50,000	579,373
Aeon Credit Service Co., Ltd.	7,100	97,919
Aeon Mall Co., Ltd.	6,900	147,967
Air Water Inc.	12,000	146,143
Aisin Seiki Co., Ltd.	16,000	556,179
Ajinomoto Co., Inc.	55,000	572,240
Alfresa Holdings Corp.	3,200	122,851
All Nippon Airways Co., Ltd.	68,000	202,845
Amada Co., Ltd.	29,000	242,175

Common Stocks	Shares	Value

Japan (continued)
Aozora Bank Ltd.	46,000	$103,929
Asahi Breweries Ltd.	32,300	537,020
Asahi Glass Co., Ltd.	84,100	1,058,091
Asahi Kasei Corp.	106,000	713,916
Asics Corp.	13,000	174,152
Astellas Pharma, Inc.	37,000	1,370,218
The Bank of Kyoto Ltd.	26,000	230,115
The Bank of Yokohama Ltd.	103,000	489,599
Benesse Holdings, Inc.	5,900	242,200
Bridgestone Corp.	54,200	1,133,366
Brother Industries Ltd.	20,000	293,665
Canon, Inc.	94,900	4,081,626
Canon Marketing Japan, Inc.	5,700	70,965
Casio Computer Co., Ltd.	20,100	158,990
Central Japan Railway Co.	125	990,898
The Chiba Bank Ltd.	64,000	358,721
Chiyoda Corp.	13,000	119,061
Chubu Electric Power Co., Inc.	54,100	1,204,424
Chugai Pharmaceutical Co., Ltd.	18,200	313,039
The Chugoku Bank Ltd.	14,000	158,850
Chugoku Electric Power Co.	24,800	458,691
Chuo Mitsui Trust Holdings, Inc.	85,000	301,125
Citizens Holding Co., Ltd.	19,500	112,303
Coca-Cola West Holdings Co., Ltd.	4,500	85,725
Cosmo Oil Co., Ltd.	50,000	155,130
Credit Saison Co., Ltd.	12,100	195,250
Dai Nippon Printing Co., Ltd.	47,000	572,384
Dai-ichi Life Insurance Co.	680	1,025,473
Daicel Chemical Industries Ltd.	22,000	135,790
Daido Steel Co., Ltd.	25,000	142,337
Daihatsu Motor Co., Ltd.	16,000	233,233
Daiichi Sankyo Co., Ltd.	56,100	1,083,080
Daikin Industries Ltd.	19,500	583,321
Dainippon Pharma Co., Ltd.	13,400	124,716
Daito Trust Construction Co., Ltd.	6,400	440,226
Daiwa House Industry Co., Ltd.	40,000	489,309
Daiwa Securities Group, Inc.	138,000	633,809
Dena Co., Ltd.	7,200	260,571
Denki Kagaku Kogyo Kabushiki Kaisha	41,000	202,384
Denso Corp.	41,200	1,370,102
Dentsu, Inc.	14,213	367,375
Diamond Lease Co., Ltd.	4,690	188,130
Dowa Mining Co., Ltd.	21,350	132,953
East Japan Railway Co.	28,749	1,596,402
Eisai Co., Ltd.	21,100	757,349
Electric Power Development Co.	9,900	305,212
Elpida Memory, Inc. (a)	15,000	192,901
FamilyMart Co., Ltd.	5,200	195,174
Fanuc Ltd.	16,000	2,418,510
Fast Retailing Co., Ltd.	4,500	563,357
Fuji Electric Co., Ltd.	48,800	154,090
Fuji Heavy Industries Ltd.	48,000	310,142
Fuji Media Holdings, Inc.	44	61,615
Fuji Photo Film Co., Ltd.	39,300	1,218,113
Fujitsu Ltd.	155,000	875,913
Fukuoka Financial Group, Inc.	65,000	270,205
Furukawa Electric Co., Ltd.	54,000	218,272
GS Yuasa Corp.	32,000	213,051
Gree, Inc.	7,400	124,005
The Gunma Bank Ltd.	32,000	169,700
The Hachijuni Bank Ltd.	35,000	201,578
Hakuhodo DY Holdings, Inc.	2,070	109,133

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Hamamatsu Photonics KK	5,600	$221,975
Hankyu Hanshin Holdings, Inc.	94,000	433,826
Hino Motors Ltd.	23,000	112,551
Hirose Electric Co., Ltd.	2,600	279,907
The Hiroshima Bank Ltd.	41,000	177,983
Hisamitsu Pharmaceutical Co., Ltd.	5,700	229,792
Hitachi Chemical Co., Ltd.	8,500	173,140
Hitachi Construction Machinery Co., Ltd.	7,800	195,267
Hitachi High-Technologies Corp.	5,900	117,611
Hitachi Ltd.	377,000	1,962,503
Hitachi Metals Ltd.	14,000	176,550
Hokkaido Electric Power Co., Inc.	16,100	312,753
Hokuhoku Financial Group, Inc.	104,100	202,923
Hokuriku Electric Power	14,900	337,607
Honda Motor Co., Ltd.	136,400	5,067,753
Hoya Corp.	36,400	830,683
IHI Corp.	112,000	272,980
ITOCHU Corp.	127,400	1,333,223
Ibiden Co., Ltd.	10,900	344,961
Idemitsu Kosan Co., Ltd.	1,800	210,353
Inpex Corp.	183	1,384,503
Isetan Mitsukoshi Holdings Ltd.	31,505	283,953
Isuzu Motors Ltd.	100,000	396,701
Ito En, Ltd.	4,300	74,871
Itochu Techno-Science Corp.	2,600	84,072
The Iyo Bank Ltd.	20,000	166,614
J Front Retailing Co., Ltd.	38,600	160,418
JFE Holdings, Inc.	39,200	1,147,758
JGC Corp.	17,000	396,716
JS Group Corp.	21,000	544,610
JSR Corp.	15,100	302,830
JTEKT Corp.	18,200	237,097
JX Holdings, Inc.	190,560	1,280,293
Japan Petroleum Explora	2,400	119,987
Japan Prime Realty Investment Corp.	58	156,881
Japan Real Estate Investment Corp.	42	397,899
Japan Retail Fund Investment Corp.	133	208,549
The Japan Steel Works, Ltd.	28,000	219,156
Japan Tobacco, Inc.	375	1,355,768
The Joyo Bank Ltd.	53,000	208,313
Jupiter Telecommunications Co., Ltd.	196	192,738
KDDI Corp.	243	1,502,390
Kajima Corp.	69,800	195,150
Kamigumi Co., Ltd.	21,000	179,210
Kaneka Corp.	25,000	174,533
The Kansai Electric Power Co., Inc.	63,600	1,385,808
Kansai Paint Co., Ltd.	18,000	156,003
Kao Corp.	45,000	1,122,844
Kawasaki Heavy Industries Ltd.	119,000	524,154
Kawasaki Kisen Kaisha Ltd.	58,000	214,294
Keikyu Corp.	39,000	280,828
Keio Electric Railway Co., Ltd.	47,000	280,860
Keisei Electric Railway Co., Ltd.	24,000	137,494
Keyence Corp.	3,520	898,593
Kikkoman Corp.	13,000	122,487
Kinden Corp.	12,000	109,564
Kintetsu Corp.	141,000	452,859
Kirin Holdings Co., Ltd.	70,000	918,635
Kobe Steel Ltd.	214,000	554,062
Koito Manufacturing Co., Ltd.	8,000	128,492
Komatsu Ltd.	79,800	2,707,266
Konami Corp.	8,200	151,514

Common Stocks	Shares	Value

Japan (continued)
Konica Minolta Holdings, Inc.	39,000	$327,759
Kubota Corp.	97,000	912,774
Kuraray Co., Ltd.	29,100	375,761
Kurita Water Industries Ltd.	9,100	269,014
Kyocera Corp.	13,800	1,398,595
Kyowa Hakko Kirin Co., Ltd.	21,000	197,030
Kyushu Electric Power Co., Inc.	31,500	615,994
Lawson, Inc.	4,900	236,180
MS&AD Insurance Group Holdings, Inc.	44,870	1,023,914
Mabuchi Motor Co., Ltd.	2,100	100,013
Makita Corp.	9,300	432,606
Marubeni Corp.	137,000	984,590
Marui Group Co., Ltd.	18,800	121,548
Maruichi Steel Tube Ltd.	3,700	91,484
Matsui Securities Co., Ltd.	9,400	51,134
Mazda Motor Corp.	128,400	282,936
McDonald’s Holdings Co. Japan Ltd.	5,500	133,044
Medipal Holdings Corp.	12,200	107,845
Meiji Holdings Co., Ltd.	5,793	233,121
Minebea Co., Ltd.	28,000	154,535
Miraca Holdings, Inc.	4,500	172,233
Mitsubishi Chemical Holdings Corp.	107,000	673,995
Mitsubishi Corp.	113,900	3,158,265
Mitsubishi Electric Corp.	164,000	1,930,046
Mitsubishi Estate Co., Ltd.	99,000	1,673,006
Mitsubishi Gas Chemical Co., Inc.	32,000	229,415
Mitsubishi Heavy Industries Ltd.	254,200	1,167,989
Mitsubishi Logistics Corp.	9,000	100,782
Mitsubishi Materials Corp.	94,000	318,396
Mitsubishi Motors Corp. (a)	327,000	401,538
Mitsubishi Tanabe Pharma Corp.	18,900	306,472
Mitsubishi UFJ Financial Group, Inc.	1,070,374	4,931,918
Mitsui & Co., Ltd.	146,000	2,613,965
Mitsui Chemicals, Inc.	71,000	252,018
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	141,397
Mitsui Fudosan Co., Ltd.	70,000	1,150,691
Mitsui Mining & Smelting Co., Ltd.	47,000	163,450
Mitsui OSK Lines Ltd.	95,000	547,784
Mitsumi Electric Co., Ltd.	6,800	90,576
Mizuho Financial Group, Inc.	1,712,840	2,826,341
Murata Manufacturing Co., Ltd.	16,900	1,222,087
NEC Corp. (a)	217,000	471,455
NGK Insulators Ltd.	21,000	375,255
NGK Spark Plug Co., Ltd.	13,000	177,719
NHK Spring Co., Ltd.	12,000	118,896
NKSJ Holdings, Inc.	117,100	764,407
NOK Corp.	8,400	149,390
NSK Ltd.	36,000	310,557
NTN Corp.	41,000	196,709
NTT Data Corp.	109	336,574
NTT DoCoMo, Inc.	1,292	2,255,501
NTT Urban Development Co.	89	74,609
Nabtesco Corp.	7,800	195,359
Namco Bandai Holdings, Inc.	15,200	165,590
Nidec Corp.	9,100	788,153
Nikon Corp.	26,600	548,582
Nintendo Co., Ltd.	8,300	2,256,850
Nippon Building Fund, Inc.	45	438,662
Nippon Electric Glass Co.	28,500	403,913
Nippon Express Co., Ltd.	69,000	264,682
Nippon Meat Packers, Inc.	15,000	189,182

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Nippon Paper Group, Inc.	7,894	$168,180
Nippon Sanso Corp.	22,000	183,548
Nippon Sheet Glass Co., Ltd.	73,000	210,703
Nippon Steel Corp.	430,000	1,375,604
Nippon Telegraph & Telephone Corp.	39,876	1,781,058
Nippon Yusen Kabushiki Kaisha	128,000	500,776
The Nishi-Nippon City Bank Ltd.	56,000	160,888
Nissan Chemical Industries Ltd.	11,000	113,926
Nissan Motor Co., Ltd.	207,500	1,843,228
Nisshin Seifun Group, Inc.	15,500	178,623
Nisshin Steel Co., Ltd.	62,000	133,158
Nisshinbo Industries, Inc.	10,000	97,098
Nissin Foods Holdings Co., Ltd.	5,400	190,134
Nitori Holdings Co., Ltd.	3,150	276,641
Nitto Denko Corp.	13,710	726,464
Nomura Holdings, Inc.	297,200	1,536,224
Nomura Real Estate Holdings, Inc.	8,300	125,766
Nomura Real Estate Office Fund, Inc.	22	148,801
Nomura Research Institute Ltd.	8,100	178,919
OJI Paper Co., Ltd.	74,000	351,449
ORIX Corp.	8,690	814,543
Obayashi Corp.	53,000	235,036
Obic Co., Ltd.	600	114,351
Odakyu Electric Railway Co., Ltd.	53,000	446,842
Olympus Corp.	18,200	506,837
Omron Corp.	17,100	481,406
Ono Pharmaceutical Co., Ltd.	7,100	349,829
Oracle Corp. Japan	3,200	133,373
Oriental Land Co., Ltd.	4,300	341,698
Osaka Gas Co., Ltd.	162,000	646,322
Otsuka Holdings Co., Ltd.	21,100	521,285
Otsuka Shokai Co., Ltd.	1,300	83,663
Panasonic Corp.	185,000	2,343,520
Rakuten, Inc.	602	540,094
Resona Holdings, Inc.	154,456	736,204
Ricoh Co., Ltd.	56,000	659,343
Rinnai Corp.	3,000	198,689
Rohm Co., Ltd.	8,200	515,228
SBI Holdings, Inc.	1,670	209,955
SMC Corp.	4,500	740,668
Sankyo Co., Ltd.	4,500	230,477
Santen Pharmaceutical Co., Ltd.	6,300	251,620
Sapporo Hokuyo Holdings, Inc.	28,289	135,961
Sapporo Holdings Ltd.	23,000	85,826
Secom Co., Ltd.	17,400	809,067
Sega Sammy Holdings, Inc.	16,232	281,498
Seiko Epson Corp.	10,600	170,075
Sekisui Chemical Co., Ltd.	35,000	273,458
Sekisui House Ltd.	49,000	457,276
Senshu Ikeda Holdings, Inc.	49,470	67,129
Seven & I Holdings Co., Ltd.	63,500	1,617,570
Seven Bank Ltd.	56	113,003
Sharp Corp.	83,000	823,365
Shikoku Electric Power Co., Inc.	15,200	413,693
Shimadzu Corp.	20,000	177,600
Shimamura Co., Ltd.	1,900	167,237
Shimano, Inc.	5,400	270,293
Shimizu Corp.	48,000	212,876
Shin-Etsu Chemical Co., Ltd.	34,700	1,727,030
Shinko Electric Industries	6,200	63,601
Shinko Securities Co., Ltd.	48,300	128,472
Shinsei Bank Ltd.	116,000	136,694
Shionogi & Co., Ltd.	25,000	426,511

Common Stocks	Shares	Value

Japan (continued)
Shiseido Co., Ltd.	28,600	$495,386
The Shizuoka Bank Ltd.	49,000	405,416
Showa Denko KK	116,000	233,339
Showa Shell Sekiyu KK	15,100	157,503
Softbank Corp.	68,300	2,721,366
Sojitz Corp.	102,000	202,874
Sony Corp.	84,200	2,685,646
Sony Financial Holdings, Inc.	14,200	281,367
Square Enix Holdings Co., Ltd.	5,300	92,065
Stanley Electric Co., Ltd.	11,900	196,712
Sumco Corp. (a)	9,400	189,040
Sumitomo Chemical Co., Ltd.	131,000	654,490
Sumitomo Corp.	93,600	1,337,659
Sumitomo Electric Industries Ltd.	63,100	873,881
Sumitomo Heavy Industries Ltd.	46,000	299,632
Sumitomo Metal Industries Ltd.	280,000	625,941
Sumitomo Metal Mining Co., Ltd.	44,000	756,398
Sumitomo Mitsui Financial Group, Inc.	112,650	3,494,998
Sumitomo Realty & Development Co., Ltd.	30,000	599,889
Sumitomo Rubber Industries, Ltd.	14,400	146,592
The Sumitomo Trust & Banking Co., Ltd.	118,000	623,550
Suruga Bank Ltd.	17,000	151,002
Suzuken Co., Ltd.	5,700	150,276
Suzuki Motor Corp.	28,900	645,933
Sysmex Corp.	5,600	198,050
T&D Holdings, Inc.	22,600	556,828
TDK Corp.	10,300	609,151
THK Co., Ltd.	9,700	243,052
Taisei Corp.	83,000	204,368
Taisho Pharmaceutical Co., Ltd.	11,000	238,030
Takashimaya Co., Ltd.	22,000	140,592
Takeda Pharmaceutical Co., Ltd.	63,000	2,939,304
Teijin Ltd.	77,000	344,490
Terumo Corp.	14,200	748,155
Tobu Railway Co., Ltd.	83,000	339,104
Toho Co., Ltd.	8,600	123,238
Toho Gas Co., Ltd.	35,000	180,398
Tohoku Electric Power Co., Inc.	35,800	605,361
Tokio Marine Holdings, Inc.	60,900	1,625,995
Tokuyama Corp.	25,000	133,486
The Tokyo Electric Power Co., Inc.	120,800	673,300
Tokyo Electron Ltd.	14,200	782,895
Tokyo Gas Co., Ltd.	212,000	967,013
Tokyo Steel Manufacturing Co., Ltd.	9,200	107,355
Tokyo Tatemono Co., Ltd.	32,000	119,547
Tokyu Corp.	95,000	394,067
Tokyu Land Corp.	38,000	165,269
TonenGeneral Sekiyu KK	23,000	284,060
Toppan Printing Co., Ltd.	47,000	370,805
Toray Industries, Inc.	121,700	883,452
Toshiba Corp.	336,000	1,642,905
Tosoh Corp.	45,000	161,887
Toto Ltd.	24,000	192,804
Toyo Seikan Kaisha Ltd.	12,200	199,728
Toyo Suisan Kaisha, Ltd.	8,000	173,704
Toyoda Gosei Co., Ltd.	5,700	119,067
Toyota Boshoku Corp.	5,100	73,419
Toyota Industries Corp.	14,900	451,142
Toyota Motor Corp.	231,200	9,174,999
Toyota Tsusho Corp.	17,900	295,089
Trend Micro, Inc.	8,400	223,706

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Tsumura & Co.	5,000	$156,998
UNY Co., Ltd.	16,100	149,409
USS Co., Ltd.	1,940	150,994
Ube Industries Ltd.	79,000	251,506
Uni-Charm Corp.	10,200	371,296
Ushio, Inc.	8,700	170,152
West Japan Railway Co.	142	547,426
Yahoo! Japan Corp.	1,231	439,596
Yakult Honsha Co., Ltd.	8,000	204,705
Yamada Denki Co., Ltd.	6,850	460,335
Yamaguchi Financial Group, Inc.	17,000	157,442
Yamaha Corp.	13,300	151,080
Yamaha Motor Co., Ltd. (a)	21,800	379,580
Yamato Kogyo Co., Ltd.	3,800	126,756
Yamato Transport Co., Ltd.	33,100	513,166
Yamazaki Baking Co., Ltd.	10,000	116,387
Yaskawa Electric Corp.	19,000	225,212
The Yasuda Trust & Banking Co., Ltd.	136,000	122,720
Yokogawa Electric Corp. (a)	17,700	135,017

		192,782,043

Kazakhstan — 0.0%
Eurasian Natural Resources Corp.	21,888	328,513

Luxembourg — 0.4%
ArcelorMittal	72,045	2,604,708
SES Global	25,064	645,316
Tenaris SA	39,225	962,555

		4,212,579

Netherlands — 2.7%
ASML Holding NV (a)	36,413	1,619,233
Aegon NV (a)	144,288	1,080,406
Akzo Nobel NV	19,269	1,325,958
Corio NV	5,006	350,289
Delta Lloyd NV	6,510	173,164
Fugro NV	5,592	493,162
Heineken Holding NV	9,628	462,353
Heineken NV	21,593	1,179,119
ING Groep NV CVA (a)	320,680	4,070,652
Koninklijke Ahold NV	100,726	1,350,846
Koninklijke Boskalis Westminster NV	6,070	321,044
Koninklijke DSM NV	13,126	807,036
Koninklijke KPN NV	131,334	2,239,526
Koninklijke Philips Electronics NV (a)	82,753	2,650,820
Koninklijke Vopak NV	5,984	288,028
Randstad Holdings NV (a)	9,244	514,580
Reed Elsevier NV	57,333	739,642
SBM Offshore NV	14,390	417,741
STMicroelectronics NV	52,753	654,351
TNT NV	31,190	800,868
Unilever NV	136,303	4,270,725
Wolters Kluwer NV	25,064	586,146

		26,395,689

New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	137,490
Contact Energy Ltd.	26,924	119,601
Fletcher Building Ltd.	56,830	405,165
Sky City Ltd.	51,491	132,721
Telecom Corp. of New Zealand Ltd.	156,365	240,368

		1,035,345

Common Stocks	Shares	Value

Norway — 0.8%
Aker Solutions ASA	14,045	$322,869
DnB NOR ASA	81,487	1,249,422
Norsk Hydro ASA	74,343	609,463
Orkla ASA	63,881	618,800
Renewable Energy Corp. ASA (a)	39,887	140,114
Statoil ASA	93,916	2,601,086
Subsea 7 SA	23,177	584,989
Telenor ASA	67,829	1,116,343
Telenor ASA - ADR	839	41,614
Yara International ASA	15,711	795,853

		8,080,553

Portugal — 0.3%
Banco Comercial Portugues SA, Registered Shares	228,344	185,962
Banco Espirito Santo SA, Registered Shares	44,077	180,055
Brisa-Auto Estradas de Portugal SA, Private Shares	15,277	103,150
Cimpor Cimentos de Portugal SA	16,593	119,942
Energias de Portugal SA	160,104	623,340
Galp Energia SGPS SA	19,415	414,919
Jeronimo Martins SGPS SA	18,022	289,401
Portugal Telecom SGPS SA, Registered Shares	48,979	566,261

		2,483,030

Singapore — 1.7%
Ascendas Real Estate Investment Trust	126,962	205,476
CapitaLand Ltd.	214,749	562,180
CapitaMall Trust	189,700	282,745
CapitaMalls Asia Ltd.	110,000	155,306
City Developments Ltd.	44,535	406,891
ComfortDelgro Corp. Ltd.	153,816	190,160
Cosco Corp. (Singapore) Ltd.	79,002	128,282
DBS Group Holdings Ltd.	146,407	1,699,772
Fraser and Neave Ltd.	83,096	396,229
Genting Singapore Plc (a)	504,227	819,819
Global Logistic Properties Ltd. (a)	130,000	192,905
Golden Agri-Resources Ltd.	540,251	295,429
Hutchison Port Holdings Trust (a)	438,000	433,620
Jardine Cycle & Carriage Ltd.	8,721	253,041
Keppel Corp. Ltd.	106,616	1,040,067
Keppel Land Ltd.	59,000	209,988
Neptune Orient Lines Ltd. (a)	73,350	112,754
Noble Group Ltd.	319,840	542,457
Olam International Ltd.	102,900	228,476
Oversea-Chinese Banking Corp.	208,914	1,587,727
SembCorp Industries Ltd.	82,590	341,507
Sembcorp Marine Ltd.	69,197	320,796
Singapore Airlines Ltd.	47,009	509,870
Singapore Exchange Ltd.	72,000	448,145
Singapore Press Holdings Ltd.	127,316	397,704
Singapore Technologies Engineering Ltd.	141,213	365,014
Singapore Telecommunications Ltd.	663,132	1,587,785
StarHub Ltd.	52,157	111,686
UOL Group Ltd.	38,457	144,757
United Overseas Bank Ltd.	103,572	1,544,214
Wilmar International Ltd.	160,670	694,879
Yangzijiang Shipbuilding Holdings Ltd.	161,183	231,495

		16,441,176

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	12,194	$571,666
Abertis Infraestructuras SA	24,931	540,931
Acciona SA	2,167	235,393
Acerinox SA	7,858	155,065
Amadeus IT Holding SA, Class A (a)	16,481	314,594
Banco Bilbao Vizcaya Argentaria SA	357,749	4,340,441
Banco de Sabadell SA	93,030	407,139
Banco de Valencia SA (a)	16,986	76,069
Banco Popular Espanol SA	76,938	451,812
Banco Santander SA	698,269	8,144,615
Bankinter SA	24,950	171,055
Corp. Mapfre SA	62,698	236,183
Criteria Caixacorp. SA	68,975	486,425
Enagas	15,149	341,942
Ferrovial SA	36,841	461,852
Fomento de Construcciones y Contratas SA	4,167	137,791
Gas Natural SDG SA	27,842	522,814
Gestevision Telecinco SA (a)	13,979	159,883
Grifols SA	11,816	205,926
Iberdrola Renovables	69,262	298,891
Iberdrola SA	316,940	2,756,026
Inditex SA	18,199	1,460,293
Indra Sistemas SA	7,647	153,374
International Consolidated Airlines Group (a)	48,900	178,071
International Consolidated Airlines Group SA (a)	39,793	146,458
Red Electrica de Espana	8,893	506,122
Repsol YPF SA	61,595	2,111,121
Telefonica SA	344,357	8,638,083
Zardoya Otis SA	11,840	196,663

		34,406,698

Sweden — 3.2%
Alfa Laval AB	27,893	605,872
Assa Abloy AB, Series B	26,127	750,812
Atlas Copco AB, Class A	56,643	1,504,246
Atlas Copco AB, Class B	32,778	791,708
Boliden AB	23,635	508,493
Electrolux AB (a)	20,079	517,212
Getinge AB, Class B	16,450	405,539
Hennes & Mauritz AB, B Shares	85,769	2,847,335
Hexagon AB	21,252	507,102
Holmen AB, Class B	4,661	161,006
Husqvarna AB	36,325	311,346
Industrivarden AB	9,633	171,064
Investor AB	37,998	921,747
Kinnevik Investment AB	18,260	425,401
Millicom International Cellular SA - ADR	6,387	610,798
Modern Times Group AB	4,108	311,737
Nordea Bank AB	219,295	2,399,222
Ratos AB	8,557	338,030
SKB AB	32,510	945,456
SSAB AB, Series A (a)	14,628	231,269
Sandvik AB	85,171	1,607,388
Scania AB	26,383	611,590
Securitas AB	26,566	316,081
Skandinaviska Enskilda Banken AB, Class A	118,308	1,054,481
Skanska AB, Class B	33,536	706,036

Common Stocks	Shares	Value

Sweden (concluded)
Svenska Cellulosa AB	47,802	$769,240
Svenska Handelsbanken, Class A	41,376	1,357,102
Swedbank AB, A Shares	59,345	1,014,749
Swedish Match AB	19,408	644,342
Tele2 AB	26,397	609,643
Telefonaktiebolaget LM Ericsson	252,600	3,249,911
TeliaSonera AB	189,236	1,635,487
Volvo AB, B Shares (a)	115,072	2,022,746

		30,864,191

Switzerland — 7.7%
ABB Ltd.	183,411	4,404,239
Actelion Ltd. (a)	8,564	492,446
Adecco SA, Registered Shares	10,238	672,080
Aryzta AG	7,164	365,961
Baloise Holding AG	4,101	405,725
Compagnie Financiere Richemont SA	43,863	2,529,141
Credit Suisse Group AG	94,224	3,997,000
GAM Holdings Ltd. (a)	17,488	331,813
Geberit AG	3,250	706,938
Givaudan SA	698	701,916
Holcim Ltd.	20,750	1,559,555
Julius Baer Group Ltd.	17,333	750,406
Kuehne & Nagel International AG	4,536	634,124
Lindt & Spruengli AG	72	207,743
Lindt & Spruengli AG ‘R’	10	324,709
Logitech International SA (a)	15,054	271,266
Lonza Group AG, Registered Shares	3,987	333,807
Nestle SA, Registered Shares	290,458	16,633,102
Novartis AG, Registered Shares	176,894	9,578,978
Pargesa Holding SA	2,175	208,128
Roche Holding AG	58,899	8,408,734
SGS SA	457	812,681
Schindler Holding AG	4,002	480,933
Schindler Holding AG, Registered Shares	1,762	212,768
Sika AG	173	415,742
Sonova Holding AG	3,840	342,193
Straumann Holding AG, Registered Shares	656	168,330
The Swatch Group Ltd., Bearer Shares	2,560	1,129,623
The Swatch Group Ltd., Registered Shares	3,649	289,386
Swiss Life Holding	2,567	423,478
Swiss Reinsurance Co., Registered Shares	29,732	1,694,345
Swisscom AG	1,939	864,929
Syngenta AG	7,941	2,583,414
Synthes, Inc.	4,934	666,388
Transocean Ltd. (a)	26,731	2,087,650
UBS AG (a)	305,540	5,496,688
Zurich Financial Services AG	12,199	3,410,072

		74,596,431

United Kingdom — 20.9%
3i Group Plc	79,229	379,814
ARM Holdings Plc	110,501	1,025,371
Admiral Group Plc	16,947	422,186
Aggreko Plc	22,395	565,601
Amec Plc	27,184	519,902
Anglo American Plc	110,847	5,695,883
Antofagasta Plc	32,925	717,729

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (continued)
Associated British Foods Plc	29,225	$465,040
AstraZeneca Plc	118,569	5,447,368
Autonomy Corp. Plc (a)	18,252	465,106
Aviva Plc	236,709	1,642,579
BAE Systems Plc	287,380	1,497,706
BG Group Plc	283,844	7,046,553
BHP Billiton Plc	184,588	7,308,060
BP Plc	1,575,391	11,574,526
BT Group Plc	648,858	1,928,020
Babcock International Group Plc	30,277	301,335
Balfour Beatty Plc	60,162	331,378
Barclays Plc	969,973	4,355,133
British American Tobacco Plc	167,511	6,716,784
British Land Co. Plc	74,204	657,664
British Sky Broadcasting Plc	96,319	1,274,748
Bunzl Plc	27,854	332,494
Burberry Group Plc	37,316	702,846
Cable & Wireless Worldwide	222,518	187,227
Cairn Energy Plc (a)	117,135	867,899
Capita Group Plc	50,969	607,509
Capital Shopping Centers Group Plc	47,118	289,448
Carnival Plc	15,492	609,405
Centrica Plc	432,769	2,256,806
Cobham Plc	100,563	371,535
Compass Group Plc	157,069	1,411,866
Diageo Plc	209,882	3,989,495
Essar Energy Plc (a)	26,663	202,358
Experian Group Ltd.	85,252	1,055,499
Firstgroup Plc	39,467	206,359
Fresnillo Plc	15,122	373,800
G4S Plc	118,696	485,728
GlaxoSmithKline Plc	435,531	8,298,896
HSBC Holdings Plc	1,482,555	15,313,454
Hammerson Plc	59,805	428,770
Home Retail Group	71,142	220,274
ICAP Plc	46,904	396,944
ITV Plc (a)	307,265	380,883
Imperial Tobacco Group Plc	85,434	2,636,178
Inmarsat Plc	36,962	357,635
Intercontinental Hotels Group Plc	24,198	495,884
International Power Plc	127,946	631,989
Intertek Group Plc	13,369	436,329
Invensys Plc	68,074	376,806
Investec Plc	41,548	317,815
J Sainsbury Plc	101,872	547,262
Johnson Matthey Plc	18,098	539,553
Kazakhmys Plc	17,543	391,782
Kingfisher Plc	196,796	775,292
Land Securities Group Plc	63,507	746,418
Legal & General Group Plc	490,373	905,288
Lloyds TSB Group Plc (a)	3,425,435	3,182,921
London Stock Exchange Group Plc	12,623	168,605
Lonmin Plc	13,242	361,485
Man Group Plc	148,852	586,538
Marks & Spencer Group Plc	132,123	713,204
National Grid Plc	293,314	2,790,335
Next Plc	15,799	501,304
Old Mutual Plc	453,382	987,731
Pearson Plc	68,870	1,216,673
Petrofac Ltd.	21,815	521,295
Prudential Plc	213,645	2,419,459
Rangold Resources Ltd. (a)	7,639	617,268
Reckitt Benckiser Plc	51,791	2,658,453

Common Stocks	Shares	Value

United Kingdom (concluded)
Reed Elsevier Plc	101,158	$875,632
Resolution Ltd.	121,099	574,256
Rexam Plc	74,129	432,202
Rio Tinto Plc, Registered Shares	121,554	8,593,654
Rolls-Royce Group Plc	156,819	1,554,949
Royal & Sun Alliance Insurance Group	299,250	630,502
Royal Bank of Scotland Group Plc (a)	1,449,125	950,703
Royal Dutch Shell Plc	297,237	10,781,790
Royal Dutch Shell Plc, Class B	226,004	8,207,116
SABMiller Plc	79,739	2,821,875
Sage Group Plc	110,940	494,893
Schroders Plc	9,304	259,199
Scottish & Southern Energy Plc	77,848	1,575,040
Sego Plc	62,263	321,027
Serco Group Plc	41,765	373,845
Severn Trent Plc	20,009	468,689
Shire Ltd.	47,490	1,378,510
Smith & Nephew Plc	74,453	838,943
Smiths Group Plc	32,774	681,117
Standard Chartered Plc	196,757	5,103,653
Standard Life Plc	189,121	626,623
TUI Travel Plc	47,505	172,788
Tesco Plc	671,751	4,103,494
Thomas Cook Group Plc	68,661	187,590
Tullow Oil Plc	74,726	1,733,990
Unilever Plc	107,588	3,277,636
United Utilities Group Plc	55,994	530,976
Vedanta Resources Plc	9,950	379,231
Vodafone Group Plc	4,376,130	12,471,125
WPP Plc	106,604	1,313,768
The Weir Group Plc	17,782	493,360
Whitbread Plc	14,813	391,766
William Morrison Supermarkets Plc	176,981	782,799
Wolseley Plc	23,818	801,808
Xstrata Plc	174,403	4,069,093

		203,465,125

Total Common Stocks – 97.9%		953,671,390

Rights

Germany — 0.0%
Porsche Automobile Holding (Expires 4/08/11)	7,261	62,946

Total Rights – 0.0%		62,946

Total Long-Term Investments (Cost – $842,375,610) – 97.9%		953,734,336

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Short-Term Securities		Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14% (b)(c)	5,730,783	5,730,783

Total Short-Term Securities (Cost – $5,730,783) – 0.6%		5,730,783

Total Investments (Cost – $848,106,393*) – 98.5%		959,465,119
Other Assets Less Liabilities – 1.5%		14,350,439

Net Assets – 100.0%		$973,815,558

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$842,375,610

Gross unrealized appreciation	$189,227,652
Gross unrealized depreciation	(77,868,926)

Net unrealized appreciation	$111,358,726

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	2,576,868	3,153,915	5,730,783	$346

(c)	Represents the current yield as of report date.

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master International Index Series

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

98	DJ Euro Stoxx 50	Eurex	June 2011	$2,749,204	$37,916
34	FTSE 100 Index	LIFFE	June 2011	$1,962,290	38,440
33	Emini MSCI EAFE	Chicago Mercantile	June 2011	$2,632,826	150,724
11	SPI 200 Index	Sydney	June 2011	$1,289,140	48,735
23	TOPIX Index	Tokyo	June 2011	$210,975,421	(140,121)

Total					$135,694

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	119,000	USD	123,332	Deutsche Bank AG	4/04/11	$(244)
CHF	122,000	USD	133,202	Deutsche Bank AG	4/04/11	(377)
EUR	348,000	USD	493,847	Deutsche Bank AG	4/04/11	(661)
GBP	210,000	USD	337,407	Deutsche Bank AG	4/04/11	(525)
JPY	23,732,000	USD	286,515	Deutsche Bank AG	4/04/11	(1,206)
JPY	12,386,000	USD	149,445	HSBC Bank	4/04/11	(539)
NOK	205,000	USD	37,099	Deutsche Bank AG	4/04/11	(30)
NZD	43,000	USD	32,798	BNP Paribas	4/04/11	11
SEK	345,000	USD	54,713	Deutsche Bank AG	4/04/11	(55)
SGD	39,000	USD	30,952	Deutsche Bank AG	4/04/11	(12)
USD	108,586	AUD	105,000	HSBC Bank	4/04/11	(21)
USD	58,240	DKK	306,000	BNP Paribas	4/04/11	78
USD	70,955	EUR	50,000	BNP Paribas	4/04/11	95
USD	283,722	GBP	177,000	HSBC Bank	4/04/11	(221)

Total						$(3,707)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	11

Schedule of Investments (concluded)	Master International Index Series

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Australia	$1,157,425	$82,739,436	$11	$83,896,872
Austria	—	3,286,837	—	3,286,837
Belgium	173	8,887,794	—	8,887,967
Bermuda	—	834,689	—	834,689
China	—	107,683	—	107,683
Denmark	533,134	9,983,615	—	10,516,749
Finland	—	10,330,344	—	10,330,344
France	835,990	92,601,278	—	93,437,268
Germany	6,925,819	74,809,278	—	81,735,097
Greece	—	2,636,904	—	2,636,904
Hong Kong	772,123	25,649,041	—	26,421,164
Ireland	429,260	2,132,103	1	2,561,364
Israel	—	7,171, 481	—	7,171,481
Italy	407,579	26,348,019	—	26,755,598
Japan	2,483,788	190,298,255	—	192,782,043
Kazakhstan	—	328,513	—	328,513
Luxembourg	—	4,212,579	—	4,212,579
Netherlands	—	26,395,689	—	26,395,689
New Zealand	—	1,035,345	—	1,035,345
Norway	41,614	8,038,939	—	8,080,553
Portugal	—	2,483,030	—	2,483,030
Singapore	433,620	16,007,556	—	16,441,176
Spain	5,611,596	28,795,102	—	34,406,698
Sweden	—	30,864,191	—	30,864,191
Switzerland	342,193	74,254,238	—	74,596,431
United Kingdom	1,664,333	201,800,792	—	203,465,125
Rights:
Germany	—	62,946	—	62,946
Short-Term Securities	5,730,783	—	—	5,730,783

Total	$27,369,430	$932,095,677	$12	$959,465,119

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$275,815	—	—	$275,815
Foreign currency exchange contracts	—	$184	—	184
Liabilities:
Equity contracts	(140,121)	—	—	(140,121)
Foreign currency exchange contracts	—	(3,891)	—	(3,891)

Total	$135,694	$(3,707)	—	$131,987

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co.	151,837	$11,225,309
General Dynamics Corp.	76,868	5,885,014
Goodrich Corp.	25,908	2,215,911
Honeywell International, Inc.	161,696	9,654,868
Huntington Ingalls Industries Inc. (a)	1	25
ITT Corp.	37,942	2,278,417
L-3 Communications Holdings, Inc.	23,326	1,826,659
Lockheed Martin Corp.	59,167	4,757,027
Northrop Grumman Corp.	60,034	3,764,732
Precision Castparts Corp.	29,576	4,352,996
Raytheon Co.	74,185	3,773,791
Rockwell Collins, Inc.	32,260	2,091,416
Textron, Inc.	56,948	1,559,806
United Technologies Corp.	189,809	16,067,332

		69,453,303

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	34,178	2,533,615
Expeditors International Washington, Inc.	43,671	2,189,664
FedEx Corp.	64,956	6,076,634
United Parcel Service, Inc., Class B	203,568	15,129,174

		25,929,087

Airlines — 0.1%
Southwest Airlines Co.	153,655	1,940,663

Auto Components — 0.3%
The Goodyear Tire & Rubber Co. (a)	49,829	746,438
Johnson Controls, Inc.	139,664	5,805,833

		6,552,271

Automobiles — 0.5%
Ford Motor Co. (a)	780,064	11,630,754
Harley-Davidson, Inc.	48,449	2,058,598

		13,689,352

Beverages — 2.4%
Brown-Forman Corp., Class B	21,350	1,458,205
The Coca-Cola Co.	473,189	31,396,090
Coca-Cola Enterprises Inc.	68,095	1,858,993
Constellation Brands, Inc., Class A (a)	36,703	744,337
Dr. Pepper Snapple Group, Inc.	46,530	1,729,055
Molson Coors Brewing Co., Class B	32,775	1,536,820
PepsiCo, Inc.	327,185	21,073,986

		59,797,486

Biotechnology — 1.3%
Amgen, Inc. (a)	192,313	10,279,130
Biogen Idec, Inc. (a)	49,667	3,645,061
Celgene Corp. (a)	95,883	5,516,149
Cephalon, Inc. (a)	15,627	1,184,214
Genzyme Corp. (a)	53,851	4,100,754
Gilead Sciences, Inc. (a)	164,018	6,960,924

		31,686,232

Building Products — 0.0%
Masco Corp. (b)	73,584	1,024,289

Capital Markets — 2.4%
Ameriprise Financial, Inc.	51,070	3,119,356

Common Stocks	Shares	Value

Capital Markets (concluded)
The Bank of New York Mellon Corp.	256,071	$7,648,841
The Charles Schwab Corp.	205,907	3,712,503
E*Trade Financial Corp. (a)	45,539	711,775
Federated Investors, Inc., Class B	19,041	509,347
Franklin Resources, Inc.	29,937	3,744,520
The Goldman Sachs Group, Inc.	107,343	17,010,645
Invesco Ltd.	94,924	2,426,257
Janus Capital Group, Inc.	38,242	476,878
Legg Mason, Inc.	31,427	1,134,200
Morgan Stanley	318,727	8,707,622
Northern Trust Corp.	49,803	2,527,502
State Street Corp.	103,542	4,653,177
T. Rowe Price Group, Inc.	53,394	3,546,429

		59,929,052

Chemicals — 2.1%
Air Products & Chemicals, Inc.	44,310	3,995,876
Airgas, Inc.	15,498	1,029,377
CF Industries Holdings, Inc.	14,709	2,012,044
The Dow Chemical Co.	240,838	9,091,634
E.I. du Pont de Nemours & Co. (b)	190,055	10,447,323
Eastman Chemical Co.	14,833	1,473,214
Ecolab, Inc.	47,958	2,446,817
FMC Corp.	14,911	1,266,391
International Flavors & Fragrances, Inc.	16,562	1,031,813
Monsanto Co.	110,671	7,997,086
PPG Industries, Inc.	33,120	3,153,355
Praxair, Inc.	62,556	6,355,690
The Sherwin-Williams Co.	18,316	1,538,361
Sigma-Aldrich Corp.	25,126	1,599,019

		53,438,000

Commercial Banks — 2.9%
BB&T Corp.	143,207	3,931,032
Comerica, Inc.	36,306	1,333,156
Fifth Third Bancorp	189,397	2,628,830
First Horizon National Corp.	54,193	607,504
Huntington Bancshares, Inc.	178,489	1,185,167
KeyCorp	181,116	1,608,310
M&T Bank Corp.	24,781	2,192,375
Marshall & Ilsley Corp.	109,305	873,347
The PNC Financial Services Group, Inc. (c)	108,361	6,825,659
Regions Financial Corp.	259,745	1,885,749
SunTrust Banks, Inc.	103,286	2,978,768
U.S. Bancorp	396,337	10,475,187
Wells Fargo & Co.	1,086,465	34,440,941
Zions Bancorporation	37,685	869,016

		71,835,041

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	22,113	927,862
Cintas Corp.	26,022	787,686
Iron Mountain, Inc.	41,109	1,283,834
Pitney Bowes, Inc.	41,972	1,078,261
R.R. Donnelley & Sons Co.	42,729	808,433
Republic Services, Inc., Class A	63,225	1,899,279
Stericycle, Inc. (a)	17,596	1,560,237

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies (concluded)
Waste Management, Inc. (b)	98,107	$3,663,315

		12,008,907

Communications Equipment — 2.1%
Cisco Systems, Inc.	1,140,035	19,551,600
F5 Networks, Inc. (a)	16,628	1,705,534
Harris Corp.	26,371	1,308,002
JDS Uniphase Corp. (a)	46,181	962,412
Juniper Networks, Inc. (a)	110,292	4,641,087
Motorola Mobility Holdings Inc. (a)	60,747	1,482,227
Motorola Soultions Inc. (a)	69,425	3,102,603
QUALCOMM, Inc.	338,986	18,586,603
Tellabs, Inc.	75,314	394,645

		51,734,713

Computers & Peripherals — 4.3%
Apple, Inc. (a)	190,004	66,206,894
Dell, Inc. (a)	346,260	5,024,233
EMC Corp. (a)	426,581	11,325,725
Hewlett-Packard Co.	448,487	18,374,512
Lexmark International, Inc., Class A (a)	16,260	602,270
NetApp, Inc. (a)	75,842	3,654,068
SanDisk Corp. (a)	48,786	2,248,547
Western Digital Corp. (a)	47,739	1,780,187

		109,216,436

Construction & Engineering — 0.2%
Fluor Corp.	36,413	2,682,181
Jacobs Engineering Group, Inc. (a)	26,111	1,342,889
Quanta Services, Inc. (a)	44,234	992,169

		5,017,239

Construction Materials — 0.0%
Vulcan Materials Co. (b)	26,595	1,212,732

Consumer Finance — 0.8%
American Express Co.	215,719	9,750,499
Capital One Financial Corp.	94,298	4,899,724
Discover Financial Services, Inc.	112,476	2,712,921
SLM Corp. (a)	108,573	1,661,167

		19,024,311

Containers & Packaging — 0.2%
Ball Corp.	34,896	1,251,022
Bemis Co.	22,164	727,201
Owens-Illinois, Inc. (a)	33,597	1,014,293
Sealed Air Corp.	32,730	872,582

		3,865,098

Distributors — 0.1%
Genuine Parts Co.	32,404	1,738,151

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	25,390	1,059,017
DeVry, Inc.	12,754	702,363
H&R Block, Inc.	63,869	1,069,167

		2,830,547

Diversified Financial Services — 4.1%
Bank of America Corp.	2,087,326	27,824,056

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
CME Group, Inc.	13,817	$4,166,516
Citigroup, Inc. (a)	5,992,313	26,486,024
IntercontinentalExchange, Inc. (a)	15,125	1,868,543
JPMorgan Chase & Co.	821,543	37,873,132
Leucadia National Corp.	40,797	1,531,519
Moody’s Corp. (b)	41,874	1,419,947
The NASDAQ Stock Market, Inc. (a)	30,831	796,673
NYSE Euronext	53,966	1,897,984

		103,864,394

Diversified Telecommunication Services — 2.7%
AT&T Inc.	1,219,147	37,305,898
CenturyLink, Inc. (b)	62,996	2,617,484
Frontier Communications Corp.	204,411	1,680,258
Qwest Communications International, Inc.	358,795	2,450,570
Verizon Communications, Inc.	583,233	22,477,800
Windstream Corp.	103,902	1,337,219

		67,869,229

Electric Utilities — 1.7%
American Electric Power Co., Inc.	99,124	3,483,217
Duke Energy Corp.	274,050	4,974,008
Edison International	67,282	2,461,849
Entergy Corp.	37,239	2,502,833
Exelon Corp.	136,471	5,628,064
FirstEnergy Corp.	86,119	3,194,155
NextEra Energy, Inc.	86,793	4,784,030
Northeast Utilities, Inc.	36,242	1,253,973
PPL Corp.	99,847	2,526,129
Pepco Holdings, Inc.	46,610	869,277
Pinnacle West Capital Corp.	22,440	960,208
Progress Energy, Inc.	60,523	2,792,531
The Southern Co.	174,366	6,645,088

		42,075,362

Electrical Equipment — 0.5%
Emerson Electric Co.	155,507	9,086,274
Rockwell Automation, Inc.	29,342	2,777,220
Roper Industries, Inc.	19,646	1,698,593

		13,562,087

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	36,261	1,972,236
Corning, Inc.	322,851	6,660,416
Flir Systems, Inc.	32,784	1,134,654
Jabil Circuit, Inc.	40,448	826,353
Molex, Inc.	28,546	717,075

		11,310,734

Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	89,544	6,575,216
Cameron International Corp. (a)	50,457	2,881,095
Diamond Offshore Drilling, Inc.	14,265	1,108,390
FMC Technologies, Inc. (a)	24,763	2,339,608
Halliburton Co.	188,343	9,387,015
Helmerich & Payne, Inc.	21,939	1,506,990
Nabors Industries Ltd. (a)	59,099	1,795,428
National Oilwell Varco, Inc.	86,825	6,882,618
Noble Corp.	52,031	2,373,654

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Energy Equipment & Services (concluded)
Rowan Cos., Inc. (a)	25,904	$1,144,439
Schlumberger Ltd.	280,681	26,176,310

		62,170,763

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	282,136	9,682,907
Costco Wholesale Corp.	90,011	6,599,607
The Kroger Co.	131,345	3,148,340
SUPERVALU, Inc.	44,171	394,447
SYSCO Corp.	120,300	3,332,310
Safeway, Inc.	76,314	1,796,432
Wal-Mart Stores, Inc.	404,025	21,029,501
Walgreen Co.	190,310	7,639,043
Whole Foods Market, Inc.	30,405	2,003,689

		55,626,276

Food Products — 1.7%
Archer-Daniels-Midland Co.	131,358	4,730,202
Campbell Soup Co. (b)	37,646	1,246,459
ConAgra Foods, Inc.	90,436	2,147,855
Dean Foods Co. (a)	38,051	380,510
General Mills, Inc.	131,641	4,811,478
H.J. Heinz Co.	66,346	3,239,012
The Hershey Co.	31,819	1,729,363
Hormel Foods Corp.	28,374	789,932
The J.M. Smucker Co.	24,582	1,754,909
Kellogg Co.	52,305	2,823,424
Kraft Foods, Inc.	360,661	11,310,329
McCormick & Co., Inc.	27,339	1,307,624
Mead Johnson Nutrition Co.	42,249	2,447,485
Sara Lee Corp.	128,375	2,268,386
Tyson Foods, Inc., Class A	61,220	1,174,812

		42,161,780

Gas Utilities — 0.1%
Nicor, Inc.	9,331	501,075
Oneok, Inc.	22,051	1,474,771

		1,975,846

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	119,797	6,441,485
Becton Dickinson & Co.	45,604	3,630,991
Boston Scientific Corp. (a)	314,046	2,257,991
C.R. Bard, Inc.	17,540	1,741,897
CareFusion Corp. (a)	45,812	1,291,898
Covidien Plc	101,853	5,290,245
Dentsply International, Inc.	29,278	1,082,993
Edwards Lifesciences Corp. (a)	23,664	2,058,768
Intuitive Surgical, Inc. (a)	8,069	2,690,689
Medtronic, Inc.	220,552	8,678,721
St. Jude Medical, Inc.	67,137	3,441,443
Stryker Corp.	69,395	4,219,216
Varian Medical Systems, Inc. (a)	24,738	1,673,278
Zimmer Holdings, Inc. (a)	39,625	2,398,501

		46,898,116

Health Care Providers & Services — 2.0%
Aetna, Inc.	79,301	2,968,236
AmerisourceBergen Corp.	56,666	2,241,707
Cardinal Health, Inc.	72,099	2,965,432
Cigna Corp.	55,908	2,475,606

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Coventry Health Care, Inc. (a)	30,746	$980,490
DaVita, Inc. (a)	19,856	1,697,886
Express Scripts, Inc. (a)	108,929	6,057,542
Humana, Inc. (a)	34,740	2,429,716
Laboratory Corp. of America Holdings (a)	20,851	1,921,003
McKesson Corp.	52,422	4,143,959
Medco Health Solutions, Inc. (a)	83,417	4,684,699
Patterson Cos., Inc.	19,954	642,319
Quest Diagnostics, Inc.	32,105	1,853,101
Tenet Healthcare Corp. (a)	99,389	740,448
UnitedHealth Group, Inc.	225,568	10,195,673
WellPoint, Inc.	77,447	5,405,026

		51,402,843

Health Care Technology — 0.1%
Cerner Corp. (a)	14,776	1,643,091

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	88,973	3,413,004
Darden Restaurants, Inc.	28,468	1,398,633
International Game Technology	61,276	994,509
Marriott International, Inc., Class A (b)	59,912	2,131,669
McDonald’s Corp.	215,174	16,372,590
Starbucks Corp.	153,819	5,683,612
Starwood Hotels & Resorts Worldwide, Inc.	39,609	2,302,075
Wyndham Worldwide Corp.	35,542	1,130,591
Wynn Resorts Ltd.	15,667	1,993,626
Yum! Brands, Inc.	96,337	4,949,795

		40,370,104

Household Durables — 0.4%
D.R. Horton, Inc.	57,786	673,207
Fortune Brands, Inc.	31,620	1,956,962
Harman International Industries, Inc.	14,288	668,964
Leggett & Platt, Inc.	30,343	743,404
Lennar Corp., Class A	33,071	599,247
Newell Rubbermaid, Inc.	59,861	1,145,141
Pulte Group, Inc. (a)	69,363	513,286
Stanley Black & Decker, Inc.	34,467	2,640,172
Whirlpool Corp.	15,640	1,335,030

		10,275,413

Household Products — 2.0%
Clorox Co.	28,681	2,009,678
Colgate-Palmolive Co.	101,840	8,224,598
Kimberly-Clark Corp.	83,400	5,443,518
The Procter & Gamble Co.	577,622	35,581,515

		51,259,309

IT Services — 3.1%
Automatic Data Processing, Inc.	102,355	5,251,835
Cognizant Technology Solutions Corp. (a)	62,724	5,105,734
Computer Sciences Corp.	31,997	1,559,214
Fidelity National Information Services, Inc.	54,866	1,793,570
Fiserv, Inc. (a)	30,493	1,912,521

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
International Business Machines Corp.	251,522	$41,015,692
MasterCard, Inc., Class A	19,913	5,012,500
Paychex, Inc.	66,201	2,076,063
SAIC, Inc. (a)	60,289	1,020,090
Teradata Corp. (a)	34,667	1,757,617
Total System Services, Inc.	33,326	600,534
Visa, Inc., Class A	99,951	7,358,393
The Western Union Co.	133,394	2,770,593

		77,234,356

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	136,449	1,773,837
Constellation Energy Group, Inc.	41,092	1,279,194
NRG Energy, Inc. (a)	50,985	1,098,217

		4,151,248

Industrial Conglomerates — 2.5%
3M Co.	146,806	13,726,361
General Electric Co.	2,189,988	43,909,259
Tyco International Ltd.	97,709	4,374,432

		62,010,052

Insurance — 3.8%
ACE Ltd.	69,203	4,477,434
Aflac, Inc.	96,884	5,113,538
The Allstate Corp.	109,262	3,472,346
American International Group, Inc. (a)	29,587	1,039,687
Aon Corp.	68,671	3,636,816
Assurant, Inc.	20,611	793,730
Berkshire Hathaway, Inc. (a)	356,979	29,854,154
Chubb Corp.	60,887	3,732,982
Cincinnati Financial Corp.	33,433	1,096,602
Genworth Financial, Inc., Class A (a)	100,708	1,355,530
Hartford Financial Services Group, Inc.	91,823	2,472,793
Lincoln National Corp.	65,153	1,957,196
Loews Corp.	65,083	2,804,426
Marsh & McLennan Cos., Inc.	112,168	3,343,728
MetLife, Inc.	217,587	9,732,667
Principal Financial Group, Inc.	66,210	2,126,003
The Progressive Corp.	136,606	2,886,485
Prudential Financial, Inc.	100,211	6,170,993
Torchmark Corp.	16,438	1,092,798
The Travelers Cos., Inc.	88,902	5,287,891
Unum Group	63,870	1,676,588
XL Group Plc	64,143	1,577,918

		95,702,305

Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	73,475	13,235,052
Expedia, Inc.	41,094	931,190
Netflix, Inc. (a)	9,048	2,147,362
Priceline.com, Inc. (a)	10,135	5,132,769

		21,446,373

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	38,560	1,465,280
eBay, Inc. (a)	235,855	7,320,939
Google, Inc., Class A (a)	51,721	30,319,367

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Monster Worldwide, Inc. (a)	26,710	$424,689
VeriSign, Inc.	35,734	1,293,928
Yahoo! Inc. (a)	269,972	4,495,034

		45,319,237

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	28,234	1,322,481
Mattel, Inc.	71,914	1,792,816

		3,115,297

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	71,324	3,193,889
Life Technologies Corp. (a)	37,124	1,946,040
PerkinElmer, Inc.	24,149	634,394
Thermo Fisher Scientific, Inc. (a)	80,560	4,475,108
Waters Corp. (a)	18,819	1,635,371

		11,884,802

Machinery — 2.4%
Caterpillar, Inc.	131,740	14,669,249
Cummins, Inc.	40,791	4,471,509
Danaher Corp.	111,453	5,784,411
Deere & Co.	86,837	8,413,637
Dover Corp.	38,414	2,525,336
Eaton Corp.	70,179	3,890,724
Flowserve Corp.	11,487	1,479,526
Illinois Tool Works, Inc.	102,770	5,520,804
Ingersoll-Rand Plc	67,944	3,282,375
Joy Global, Inc.	21,597	2,134,000
PACCAR, Inc.	75,319	3,942,950
Pall Corp.	23,791	1,370,599
Parker Hannifin Corp.	33,372	3,159,661
Snap-On, Inc.	11,937	716,936

		61,361,717

Media — 3.3%
CBS Corp., Class B	138,678	3,472,497
Cablevision Systems Corp., Class A	47,966	1,660,103
Comcast Corp., Class A	572,636	14,155,562
DIRECTV, Class A (a)	163,658	7,659,194
Discovery Communications, Inc., Class A (a)	58,485	2,333,552
Gannett Co., Inc.	49,456	753,215
Interpublic Group of Cos., Inc.	100,404	1,262,078
The McGraw-Hill Cos., Inc.	63,113	2,486,652
News Corp., Class A	470,921	8,269,373
Omnicom Group, Inc.	58,580	2,873,935
Scripps Networks Interactive	18,656	934,479
Time Warner Cable, Inc.	70,821	5,052,370
Time Warner, Inc.	225,390	8,046,423
Viacom, Inc., Class B	123,121	5,727,589
Walt Disney Co.	391,638	16,875,681
The Washington Post Co. Class B	1,085	474,753

		82,037,456

Metals & Mining — 1.2%
AK Steel Holding Corp.	22,572	356,186
Alcoa, Inc.	219,086	3,866,868
Allegheny Technologies, Inc.	20,257	1,371,804
Cliffs Natural Resources, Inc. (b)	27,978	2,749,678

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc., Class B	195,183	$10,842,416
Newmont Mining Corp.	101,707	5,551,168
Nucor Corp.	65,147	2,998,065
Titanium Metals Corp. (a)	18,479	343,340
United States Steel Corp.	29,540	1,593,387

		29,672,912

Multi-Utilities — 1.2%
Ameren Corp.	49,710	1,395,360
CMS Energy Corp.	51,929	1,019,885
CenterPoint Energy, Inc.	87,710	1,540,187
Consolidated Edison, Inc.	60,189	3,052,786
DTE Energy Co.	35,001	1,713,649
Dominion Resources, Inc.	119,766	5,353,540
Integrys Energy Group, Inc.	16,125	814,474
NiSource, Inc.	57,709	1,106,859
PG&E Corp.	81,694	3,609,241
Public Service Enterprise Group, Inc.	104,333	3,287,533
SCANA Corp.	23,568	927,872
Sempra Energy	49,598	2,653,493
TECO Energy, Inc.	44,014	825,703
Wisconsin Energy Corp.	48,098	1,466,989
Xcel Energy, Inc.	99,493	2,376,888

		31,144,459

Multiline Retail — 0.7%
Big Lots, Inc. (a)	15,429	670,081
Family Dollar Stores, Inc.	26,040	1,336,373
JCPenney Co., Inc.	48,915	1,756,538
Kohl’s Corp.	60,310	3,198,842
Macy’s, Inc.	87,091	2,112,828
Nordstrom, Inc.	34,627	1,554,060
Sears Holdings Corp. (a)(b)	9,109	752,859
Target Corp.	146,011	7,302,010

		18,683,591

Office Electronics — 0.1%
Xerox Corp.	288,487	3,072,387

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.	102,332	8,383,037
Apache Corp.	78,929	10,333,385
Cabot Oil & Gas Corp., Class A	21,528	1,140,338
Chesapeake Energy Corp.	135,594	4,545,111
Chevron Corp.	414,011	44,477,202
ConocoPhillips	294,856	23,547,200
Consol Energy, Inc.	46,637	2,501,142
Denbury Resources, Inc. (a)	82,670	2,017,148
Devon Energy Corp.	88,066	8,081,817
EOG Resources, Inc.	55,244	6,546,966
EQT Corp.	30,682	1,531,032
El Paso Corp.	145,413	2,617,434
Exxon Mobil Corp. (d)	1,022,680	86,038,068
Hess Corp.	61,967	5,280,208
Marathon Oil Corp.	146,463	7,807,943
Massey Energy Co.	21,315	1,457,093
Murphy Oil Corp.	39,755	2,918,812
Newfield Exploration Co. (a)	27,687	2,104,489
Noble Energy, Inc.	36,232	3,501,823
Occidental Petroleum Corp.	167,631	17,515,763

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp.	55,782	$4,014,073
Pioneer Natural Resources Co.	24,004	2,446,488
QEP Resources, Inc.	36,387	1,475,129
Range Resources Corp.	33,123	1,936,371
Southwestern Energy Co. (a)	71,688	3,080,433
Spectra Energy Corp.	133,720	3,634,510
Sunoco, Inc.	24,756	1,128,626
Tesoro Corp. (a)	29,427	789,526
Valero Energy Corp.	117,297	3,497,797
Williams Cos., Inc.	120,855	3,768,259

		268,117,223

Paper & Forest Products — 0.1%
International Paper Co.	90,641	2,735,545
MeadWestvaco Corp.	34,533	1,047,386

		3,782,931

Personal Products — 0.2%
Avon Products, Inc.	88,640	2,396,826
The Estée Lauder Cos., Inc. Class A	23,601	2,274,192

		4,671,018

Pharmaceuticals — 5.2%
Abbott Laboratories	319,150	15,654,308
Allergan, Inc.	63,224	4,490,168
Bristol-Myers Squibb Co.	351,115	9,279,969
Eli Lilly & Co.	210,070	7,388,162
Forest Laboratories, Inc. (a)	59,075	1,908,123
Hospira, Inc. (a)	34,283	1,892,422
Johnson & Johnson	564,121	33,424,169
Merck & Co, Inc.	635,823	20,988,517
Mylan, Inc. (a)	90,076	2,042,023
Pfizer, Inc.	1,648,894	33,489,037
Watson Pharmaceuticals, Inc. (a)	25,962	1,454,132

		132,011,030

Professional Services — 0.1%
Dun & Bradstreet Corp.	10,198	818,288
Equifax, Inc.	25,326	983,915
Robert Half International, Inc.	30,205	924,273

		2,726,476

Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co., Class A	24,447	622,665
AvalonBay Communities, Inc.	17,743	2,130,579
Boston Properties, Inc.	29,400	2,788,590
Equity Residential	60,607	3,418,841
HCP, Inc.	82,667	3,136,386
Health Care REIT, Inc.	36,299	1,903,520
Host Marriott Corp.	140,253	2,469,855
Kimco Realty Corp.	83,510	1,531,573
Plum Creek Timber Co., Inc. (b)	33,233	1,449,291
ProLogis	117,556	1,878,545
Public Storage	28,767	3,190,548
Simon Property Group, Inc.	61,235	6,561,943
Ventas, Inc.	33,575	1,823,123
Vornado Realty Trust	33,697	2,948,488
Weyerhaeuser Co.	110,734	2,724,056

		38,578,003

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (a)	60,092	$1,604,456

Road & Rail — 0.9%
CSX Corp.	76,387	6,004,018
Norfolk Southern Corp.	73,445	5,087,535
Ryder System, Inc.	10,574	535,045
Union Pacific Corp.	101,373	9,968,007

		21,594,605

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	119,098	1,024,243
Altera Corp.	65,956	2,903,383
Analog Devices, Inc.	61,756	2,431,951
Applied Materials, Inc.	272,120	4,250,515
Broadcom Corp., Class A	98,048	3,861,130
First Solar, Inc. (a)	11,175	1,797,387
Intel Corp.	1,131,866	22,829,737
KLA-Tencor Corp.	34,362	1,627,728
LSI Corp. (a)	126,833	862,464
Linear Technology Corp.	46,745	1,572,034
MEMC Electronic Materials, Inc. (a)	47,390	614,174
Microchip Technology, Inc.	38,823	1,475,662
Micron Technology, Inc. (a)	176,260	2,019,940
National Semiconductor Corp.	49,674	712,325
Novellus Systems, Inc. (a)	18,693	694,071
Nvidia Corp. (a)	119,501	2,205,989
Teradyne, Inc. (a)	38,144	679,345
Texas Instruments, Inc.	241,687	8,352,703
Xilinx, Inc.	53,799	1,764,607

		61,679,388

Software — 3.6%
Adobe Systems, Inc. (a)	104,478	3,464,491
Autodesk, Inc. (a)	47,174	2,080,845
BMC Software, Inc. (a)	36,811	1,830,979
CA, Inc.	78,730	1,903,691
Citrix Systems, Inc. (a)	38,613	2,836,511
Compuware Corp. (a)	44,993	519,669
Electronic Arts, Inc. (a)	68,876	1,345,148
Intuit, Inc. (a)	56,165	2,982,362
Microsoft Corp.	1,524,987	38,673,670
Novell, Inc. (a)	72,265	428,531
Oracle Corp.	802,318	26,773,352
Red Hat, Inc. (a)	39,763	1,804,843
Salesforce.com, Inc. (a)	24,398	3,259,085
Symantec Corp. (a)	157,415	2,918,474

		90,821,651

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	18,045	1,059,242
AutoNation, Inc. (a)(b)	13,147	465,009
AutoZone, Inc. (a)	5,565	1,522,361
Bed Bath & Beyond, Inc. (a)	52,537	2,535,961
Best Buy Co., Inc.	67,908	1,950,318
CarMax, Inc. (a)	46,563	1,494,672
GameStop Corp., Class A (a)	31,056	699,381
The Gap, Inc.	90,373	2,047,852
Home Depot, Inc.	337,959	12,524,761
Limited Brands, Inc.	54,405	1,788,836
Lowe’s Cos., Inc.	284,565	7,521,053
O’Reilly Automotive Inc. (a)	29,101	1,672,143

Common Stocks	Shares	Value

Specialty Retail (concluded)
RadioShack Corp.	22,363	$335,669
Ross Stores, Inc.	24,779	1,762,283
Staples, Inc.	148,699	2,887,735
TJX Cos., Inc.	81,604	4,058,167
Tiffany & Co.	26,001	1,597,501
Urban Outfitters, Inc. (a)	26,427	788,317

		46,711,261

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	60,940	3,171,318
Nike, Inc., Class B	78,934	5,975,304
Polo Ralph Lauren Corp.	13,479	1,666,678
VF Corp.	17,850	1,758,760

		12,572,060

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	108,338	1,048,712
People’s United Financial, Inc.	75,807	953,652

		2,002,364

Tobacco — 1.6%
Altria Group, Inc.	431,403	11,229,420
Lorillard, Inc.	30,019	2,852,105
Philip Morris International, Inc.	370,647	24,325,562
Reynolds American, Inc.	69,854	2,481,913

		40,889,000

Trading Companies & Distributors — 0.1%
Fastenal Co. (b)	30,324	1,965,905
W.W. Grainger, Inc.	12,021	1,655,051

		3,620,956

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	82,050	4,251,831
MetroPCS Communications, Inc. (a)	54,641	887,370
Sprint Nextel Corp. (a)	616,855	2,862,207

		8,001,408

Total Long-Term Investments (Cost – $1,930,425,441) – 99.0%		2,490,608,279

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(e)	23,344,307	$23,344,307

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(e)(f)	$16,983	16,982,660

Total Short-Term Securities (Cost – $40,326,967) – 1.6%		40,326,967

Total Investments (Cost – $1,970,752,408*) – 100.6%		2,530,935,246
Liabilities in Excess of Other Assets – (0.6)%		(15,729,449)

Net Assets – 100.0%		$2,515,205,797

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,566,022,976

Gross unrealized appreciation	$1,083,024,529
Gross unrealized depreciation	(118,112,259)

Net unrealized appreciation	$964,912,270

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2010	Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at March 31, 2011	Value at March 31, 2011	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	11,774,805	11,569,502	[1]	—	23,344,307	$23,344,307	—	$6,462
BlackRock Liquidity Series, LLC Money Market Series	$135,284,520	—		$(118,301,860)[2]	$16,982,660	$16,982,660	—	$77,876
The PNC Financial Services Group, Inc.	108,792	270		(701)	108,361	$6,825,659	$(929)	$10,809

[1] Represents net shares purchased.

[2] Represents net beneficial interest sold.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

400	S&P 500 EMINI	Chicago Mercantile	June 2011	$26,156,545	$263,455

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments (concluded)	Master S&P 500 Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$2,490,608,279	—	—	$2,490,608,279
Short-Term Securities	23,344,307	$16,982,660	—	40,326,967

Total	$2,513,952,586	$16,982,660	—	$2,530,935,246

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	$263,455	—	—	$263,455

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Advertising Agencies — 0.7%
Arbitron, Inc.	7,906	$316,477
Constant Contact, Inc. (a)(b)	8,532	297,767
DG FastChannel, Inc. (a)	7,491	241,360
Dex One Corp. (a)	14,899	72,111
Harte-Hanks, Inc.	11,716	139,421
Marchex, Inc., Class B	5,899	46,425
National CineMedia, Inc.	15,948	297,749
QuinStreet, Inc. (a)	3,194	72,600
SuperMedia, Inc. (a)	3,861	24,093
Travelzoo, Inc. (a)	1,648	109,740
Valassis Communications, Inc. (a)	15,016	437,566
ValueClick, Inc. (a)	24,242	350,539
Viad Corp.	6,265	149,984

		2,555,832

Aerospace — 1.5%
AAR Corp. (a)	11,591	321,303
AeroVironment, Inc. (a)	4,905	171,528
Applied Energetics, Inc. (a)	19,880	13,121
Astronics Corp. (a)	3,043	76,592
Ceradyne, Inc. (a)	7,590	342,157
Cubic Corp.	4,730	271,975
Curtiss-Wright Corp.	13,445	472,457
Ducommun, Inc.	3,405	81,380
Esterline Technologies Corp. (a)	8,845	625,518
GenCorp, Inc. (a)	18,199	108,830
Heico Corp.	8,662	541,548
Kaman Corp., Class A	7,775	273,680
Kratos Defense & Security Solutions, Inc. (a)	7,242	103,126
LMI Aerospace, Inc. (a)	2,864	57,881
Ladish Co., Inc. (a)	4,712	257,511
Moog, Inc., Class A (a)	13,531	621,208
Orbital Sciences Corp. (a)	17,136	324,213
Teledyne Technologies, Inc. (a)	10,650	550,712
Triumph Group, Inc.	4,907	434,024

		5,648,764

Agriculture, Fishing & Ranching — 0.4%
The Andersons, Inc.	5,473	266,645
Cadiz, Inc. (a)	4,456	54,319
Cal-Maine Foods, Inc.	4,107	121,156
Calavo Growers, Inc.	3,311	72,345
Fresh Del Monte Produce, Inc.	11,779	307,550
Limoneira Co.	2,515	59,605
Pilgrims Pride Corp. (a)	14,825	114,301
Sanderson Farms, Inc.	6,735	309,271
Seaboard Corp.	97	234,061

		1,539,253

Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	16,748	141,521
AirTran Holdings, Inc. (a)	40,007	298,052
Alaska Air Group, Inc. (a)	10,567	670,159
Allegiant Travel Co.	4,580	200,650
Atlas Air Worldwide Holdings, Inc. (a)	7,758	540,888
Bristow Group, Inc. (a)	10,766	509,232
Hawaiian Holdings, Inc. (a)	15,238	91,580
JetBlue Airways Corp. (a)(b)	72,459	454,318
PHI, Inc. (a)	4,094	90,559

Common Stocks	Shares	Value

Air Transport (concluded)
Pinnacle Airlines Corp. (a)	5,759	$33,114
Republic Airways Holdings, Inc. (a)(b)	15,755	101,305
SkyWest, Inc.	16,706	282,666
US Airways Group, Inc. (a)(b)	47,656	415,084

		3,829,128

Alternative Energy — 0.1%
Ameresco, Inc. (a)	2,595	36,693
Comverge, Inc. (a)	7,712	35,938
EnerNOC, Inc. (a)(b)	6,319	120,756
Green Plains Renewable Energy (a)	5,456	65,581
Rex American Resources Corp. (a)	2,322	37,059
Syntroleum Corp. (a)	22,222	50,222
USEC, Inc. (a)	34,912	153,613

		499,862

Aluminum — 0.2%
Century Aluminum Co. (a)	19,009	355,088
Kaiser Aluminum Corp.	4,393	216,355
Noranda Aluminum Holding Corp. (a)	4,120	66,126

		637,569

Asset Management & Custodian — 1.0%
American Capital Ltd. (a)	101,207	1,001,949
Apollo Investment Corp.	58,537	705,956
Arlington Asset Investment Corp.	2,080	63,315
Artio Global Investors, Inc.	8,715	140,834
Calamos Asset Management, Inc., Class A	5,728	95,028
Capital Southwest Corp.	827	75,695
Cohen & Steers, Inc.	5,197	154,247
Cowen Group, Inc., Class A (a)	11,601	46,520
Diamond Hill Investments Group	798	63,840
Epoch Holding Corp.	4,304	67,917
Fifth Street Finance Corp.	19,713	263,169
Financial Engines, Inc. (a)	4,184	115,311
GAMCO Investors, Inc., Class A	2,015	93,415
Golub Capital BDC, Inc.	2,556	40,334
Harris & Harris Group, Inc. (a)	10,504	56,512
JMP Group, Inc.	5,387	46,382
MCG Capital Corp.	23,308	151,502
MVC Capital, Inc.	7,075	97,069
NGP Capital Resources Co.	6,745	65,022
National Financial Partners Corp. (a)	12,639	186,425
Oppenheimer Holdings, Inc.	3,115	104,384
THL Credit, Inc.	3,691	50,456
TICC Capital Corp.	9,908	107,700
Virtus Investment Partners, Inc. (a)	1,571	92,563
Westwood Holdings Group, Inc.	1,777	71,524

		3,957,069

Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	17,873	225,021
Amerigon, Inc. (a)	6,524	99,621
Dana Holding Corp. (a)	41,865	728,032
Dorman Products, Inc. (a)	3,352	141,086
Exide Technologies (a)	22,715	253,954
Fuel Systems Solutions, Inc. (a)	4,967	149,904

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	1

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Parts (concluded)
Meritor, Inc. (a)	28,244	$479,301
Standard Motor Products, Inc.	6,144	84,971
Stoneridge, Inc. (a)	4,617	67,500
Superior Industries International, Inc.	6,840	175,378
Tenneco, Inc. (a)	17,835	757,096
U.S. Auto Parts Network, Inc. (a)	4,614	40,142

		3,202,006

Auto Services — 0.1%
Cooper Tire & Rubber Co.	18,099	466,049

Back Office Support, HR & Consulting — 1.4%
APAC Customer Services, Inc. (a)	9,849	59,193
The Advisory Board Co. (a)	4,613	237,570
Barrett Business Services, Inc.	2,404	38,608
CBIZ, Inc. (a)	12,599	90,839
CDI Corp.	3,841	56,808
CRA International, Inc. (a)	3,524	101,597
Compass Diversified Holdings	10,978	161,816
Corporate Executive Board Co.	10,135	409,150
CoStar Group, Inc. (a)	6,127	384,040
Dice Holdings, Inc. (a)	5,049	76,290
ExlService Holdings, Inc. (a)	4,519	95,577
Forrester Research, Inc.	4,261	163,154
GP Strategies Corp. (a)	4,749	64,586
Heidrick & Struggles International, Inc.	5,160	143,603
Hudson Highland Group, Inc. (a)	9,846	63,999
Huron Consulting Group, Inc. (a)	6,639	183,834
ICF International, Inc. (a)	5,004	102,782
Insperity Inc.	6,506	197,652
Kelly Services, Inc., Class A (a)	8,014	173,984
Kforce, Inc. (a)	9,338	170,885
Korn/Ferry International (a)	13,647	303,919
LECG Corp. (a)	9,818	1,979
Liquidity Services, Inc. (a)	4,586	81,906
LoopNet, Inc. (a)	5,965	84,405
MAXIMUS, Inc.	5,126	416,077
Navigant Consulting, Inc. (a)	14,798	147,832
On Assignment, Inc. (a)	11,218	106,122
Resources Connection, Inc.	13,873	268,998
SFN Group, Inc. (a)	15,632	220,255
SYKES Enterprises, Inc. (a)	12,377	244,693
TeleTech Holdings, Inc. (a)	8,278	160,428
TrueBlue, Inc. (a)	13,190	221,460

		5,234,041

Banks: Diversified — 5.4%
1st Source Corp.	4,815	96,493
1st United BanCorp., Inc. (a)	8,497	59,649
Alliance Financial Corp.	1,443	48,124
American National Bankshares, Inc.	1,877	42,251
Ameris Bancorp (a)	7,512	76,322
Ames National Corp.	3,019	57,663
Arrow Financial Corp.	3,071	75,977
Bancfirst Corp.	2,156	92,018
Banco Latinoamericana De Comercio Exterior SA	8,190	142,997
Bancorp Rhode Island, Inc.	1,344	41,489
The Bancorp, Inc. (a)	8,708	80,375

Common Stocks	Shares	Value

Banks: Diversified (continued)
Bank of Marin Bancorp	1,551	$57,883
Bank of the Ozarks, Inc.	3,942	172,305
Boston Private Financial Holdings, Inc.	22,996	162,582
Bridge Bancorp, Inc.	1,910	42,727
Bryn Mawr Bank Corp.	3,300	67,881
CNB Financial Corp.	4,616	66,978
CVB Financial Corp.	26,964	251,035
Camden National Corp.	2,338	80,053
Capital City Bank Group, Inc.	4,028	51,075
Cardinal Financial Corp.	8,760	102,142
Cathay General Bancorp	23,605	402,465
Center Financial Corp. (a)	11,411	83,757
Centerstate Banks, Inc.	7,749	54,243
Chemical Financial Corp.	7,505	149,575
Citizens & Northern Corp.	3,883	65,273
Citizens Banking Corp. (a)	119,962	106,754
City Holding Co.	4,717	166,793
CoBiz Financial, Inc.	9,926	68,986
Columbia Banking System, Inc.	11,739	225,037
Community Bank System, Inc.	9,760	236,875
Community Trust Bancorp, Inc.	4,162	115,163
Danvers Bancorp, Inc.	5,765	123,486
Eagle Bancorp, Inc. (a)	5,460	76,713
Enterprise Financial Services Corp.	5,009	70,477
F.N.B. Corp.	35,978	379,208
Financial Institutions, Inc.	3,917	68,547
First Bancorp, Inc.	2,876	43,859
First Bancorp, North Carolina	4,541	60,214
First Busey Corp.	18,894	95,982
First Commonwealth Financial Corp.	31,487	215,686
First Community Bancshares, Inc.	4,816	68,291
First Financial Bancorp	17,437	291,024
First Financial Bankshares, Inc.	6,182	317,569
First Financial Corp.	3,313	110,124
First Interstate Bancsystem, Inc./MT	4,065	55,284
First Merchants Corp.	7,695	63,638
First Midwest Bancorp, Inc.	22,178	261,479
The First of Long Island Corp.	2,241	62,188
First South Bancorp, Inc.	3,209	16,013
FirstMerit Corp.	32,008	546,056
German American Bancorp, Inc.	4,139	71,149
Glacier Bancorp, Inc.	21,411	322,236
Greene County Bancshares, Inc. (a)	4,330	12,081
Hancock Holding Co.	6,745	221,506
Heartland Financial USA, Inc.	4,147	70,499
Home Bancshares, Inc.	6,637	150,992
Hudson Valley Holding Corp.	3,940	86,680
IBERIABANK Corp.	7,888	474,305
Independent Bank Corp./MA	6,392	172,648
International Bancshares Corp.	15,826	290,249
Investors Bancorp, Inc. (a)	14,403	214,461
Lakeland Bancorp, Inc.	6,722	69,774
Lakeland Financial Corp.	4,784	108,501
MB Financial, Inc.	15,828	331,755
MainSource Financial Group, Inc.	6,639	66,456
Merchants Bancshares, Inc.	1,496	39,614
Meridian Interstate Bancorp, Inc. (a)	3,162	44,426
Metro Bancorp, Inc. (a)	4,106	50,709

2	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (continued)
Midsouth Bancorp, Inc.	2,518	$36,410
NBT Bancorp, Inc.	10,210	232,686
Nara Bancorp, Inc. (a)	12,232	117,672
National Bankshares, Inc.	2,049	59,216
National Penn Bancshares, Inc.	38,022	294,290
Old National Bancorp	28,114	301,382
Oriental Financial Group	14,171	177,846
Orrstown Financial Service, Inc.	2,049	57,372
Pacific Continental Corp.	6,216	63,341
PacWest Bancorp	9,368	203,754
Park National Corp.	3,665	244,895
Peapack-Gladstone Financial Corp.	2,794	37,048
Penns Woods Bancorp, Inc.	1,246	48,507
Peoples Bancorp, Inc.	3,241	38,957
Pinnacle Financial Partners, Inc. (a)	9,935	164,325
PrivateBancorp, Inc.	15,688	239,869
Prosperity Bancshares, Inc.	13,799	590,183
Provident Financial Services, Inc.	17,714	262,167
Renasant Corp.	7,708	130,882
Republic Bancorp, Inc., Class A	3,034	59,102
Rockville Financial, Inc.	3,944	41,136
Roma Financial Corp.	2,724	30,155
S&T Bancorp, Inc. (b)	7,440	160,481
SCBT Financial Corp.	4,035	134,285
SVB Financial Group (a)	12,351	703,142
SY Bancorp, Inc.	3,578	90,022
Sandy Spring Bancorp, Inc.	7,326	135,238
Sierra Bancorp	3,790	42,372
Signature Bank (a)	12,068	680,635
Simmons First National Corp., Class A	5,151	139,541
Southside Bancshares, Inc.	4,921	105,309
Southwest Bancorp, Inc. (a)	6,006	85,225
State Bancorp, Inc.	5,482	56,958
StellarOne Corp.	6,915	98,193
Sterling Bancorp	8,837	88,458
Sterling Bancshares, Inc.	27,373	235,682
Suffolk Bancorp	2,844	59,667
Susquehanna Bancshares, Inc.	38,625	361,144
Taylor Capital Group, Inc. (a)	3,636	38,214
Texas Capital Bancshares, Inc. (a)	10,841	281,758
Tompkins Trustco, Inc.	2,287	95,025
Tower Bancorp, Inc.	2,849	63,504
Towne Bank	7,422	116,229
Trico Bancshares	4,974	81,126
TrustCo Bank Corp. NY	23,810	141,193
Trustmark Corp.	18,955	443,926
UMB Financial Corp.	9,383	350,502
Umpqua Holdings Corp.	34,740	397,426
Union First Market Bankshares Corp.	5,403	60,784
United Bankshares, Inc.	11,668	309,435
United Community Banks, Inc. (a)	31,060	73,612
Univest Corp. of Pennsylvania	4,951	87,732
Virginia Commerce Bancorp (a)	6,627	38,039
Washington Banking Co.	4,913	69,273
Washington Trust Bancorp, Inc.	4,328	102,747
Webster Financial Corp.	21,191	454,123
WesBanco, Inc.	7,098	147,000
West Bancorp., Inc.	4,940	39,421
West Coast Bancorp (a)	27,800	96,466

Common Stocks	Shares	Value

Banks: Diversified (concluded)
Westamerica Bancorp.	8,665	$445,121
Western Alliance Bancorp (a)	20,766	170,696
Whitney Holding Corp.	17,094	232,820
Wilshire Bancorp, Inc. (a)	6,042	29,606
Wintrust Financial Corp.	10,232	376,026

		20,616,170

Banks: Savings, Thrift & Mortgage Lending — 1.0%
Abington Bancorp, Inc.	6,628	81,060
Astoria Financial Corp.	25,818	371,005
Bank Mutual Corp.	13,869	58,666
BankFinancial Corp.	6,811	62,593
Beneficial Mutual Bancorp, Inc. (a)	10,634	91,665
Berkshire Hills Bancorp, Inc.	4,256	88,738
BofI Holding, Inc. (a)	2,132	33,089
Brookline Bancorp, Inc.	9,760	102,773
Dime Community Bancshares, Inc.	8,169	120,574
ESB Financial Corp.	2,883	42,582
ESSA Bancorp, Inc.	4,575	60,390
First Financial Holdings, Inc.	5,653	63,935
Flagstar BanCorp., Inc. (a)	28,144	42,216
Flushing Financial Corp.	9,478	141,222
Great Southern Bancorp, Inc.	3,416	73,273
Heritage Financial Corp. (a)	4,445	62,986
Home Bancorp, Inc. (a)	2,621	40,154
Home Federal Bancorp, Inc.	5,744	67,664
Kearny Financial Corp.	5,055	50,702
NewAlliance Bancshares, Inc.	31,222	463,334
Northfield Bancorp, Inc.	5,634	77,749
Northwest Bancshares, Inc.	32,859	412,052
OceanFirst Financial Corp.	5,261	73,391
Ocwen Financial Corp. (a)	22,052	243,013
OmniAmerican Bancorp, Inc. (a)	4,232	67,035
Oritani Financial Corp.	16,834	213,455
Provident New York Bancorp	11,601	119,722
Territorial BanCorp., Inc.	3,827	76,234
United Financial Bancorp, Inc.	5,324	87,899
ViewPoint Financial Group	4,360	56,680
WSFS Financial Corp.	1,851	87,182
Westfield Financial, Inc.	9,575	86,750

		3,719,783

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,543	235,533

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,262	84,352
Farmer Bros. Co.	2,436	29,524
Heckmann Corp. (a)	26,565	174,001
National Beverage Corp.	3,583	49,195
Peet’s Coffee & Tea, Inc. (a)	3,443	165,574

		502,646

Biotechnology — 3.3%
AMAG Pharmaceuticals, Inc. (a)	6,205	103,623
AVEO Pharmaceuticals, Inc. (a)	3,770	50,480
AVI BioPharma, Inc. (a)	32,609	60,979
Accelrys, Inc. (a)	16,453	131,624
Acorda Therapeutics, Inc. (a)	11,554	268,053
Affymax, Inc. (a)	8,846	51,926
Albany Molecular Research, Inc. (a)	7,106	30,272

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	3

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology (continued)
Allos Therapeutics, Inc. (a)	23,553	$74,663
Alnylam Pharmaceuticals, Inc. (a)	10,775	103,117
Arena Pharmaceuticals, Inc. (a)(b)	37,319	51,873
Ariad Pharmaceuticals, Inc. (a)	38,096	286,482
Arqule, Inc. (a)	14,622	104,693
Array Biopharma, Inc. (a)	19,608	60,000
BioMimetic Therapeutics, Inc. (a)	5,965	78,201
Biosante Pharmaceuticals, Inc. (a)	30,290	59,974
Biotime, Inc. (a)	7,651	57,000
Celera Corp. (a)	25,078	203,383
Celldex Therapeutics, Inc. (a)	10,053	40,413
Cepheid, Inc. (a)	17,594	492,984
Chelsea Therapeutics International, Inc. (a)	14,984	58,438
Clinical Data, Inc. (a)	3,613	109,474
Codexis, Inc. (a)	3,946	46,800
Cubist Pharmaceuticals, Inc. (a)	17,163	433,194
Curis, Inc. (a)	25,136	81,692
Cytokinetics, Inc. (a)	15,357	22,882
Cytori Therapeutics, Inc. (a)	14,665	114,827
CytRx Corp. (a)	37,640	33,127
Dyax Corp. (a)	33,651	54,178
Dynavax Technologies Corp. (a)	28,590	78,908
Emergent Biosolutions, Inc. (a)	5,888	142,254
Enzo Biochem, Inc. (a)	10,078	42,227
Enzon Pharmaceuticals, Inc. (a)	15,100	164,590
Exact Sciences Corp. (a)	13,651	100,471
Exelixis, Inc. (a)	37,487	423,603
Furiex Pharmaceuticals, Inc. (a)	3,523	59,468
Genomic Health, Inc. (a)	4,274	105,140
Geron Corp. (a)	38,659	195,228
Halozyme Therapeutics, Inc. (a)	24,274	162,878
Idenix Pharmaceuticals, Inc. (a)	11,383	37,792
ImmunoGen, Inc. (a)	20,536	186,261
Immunomedics, Inc. (a)	19,667	75,128
Incyte Corp. (a)	26,214	415,492
Inhibitex, Inc. (a)	15,224	55,111
Inovio Pharmaceuticals Inc. (a)	31,967	35,164
InterMune, Inc. (a)	14,300	674,817
Kensey Nash Corp. (a)	2,112	52,610
Keryx Biopharmaceuticals, Inc. (a)	16,136	80,680
Lexicon Genetics, Inc. (a)	59,551	100,046
Ligand Pharmaceuticals, Inc. (a)	6,858	68,580
MannKind Corp. (a)(b)	19,875	72,544
Maxygen, Inc.	10,364	53,893
Medivation, Inc. (a)	10,059	187,500
Metabolix, Inc. (a)	7,956	83,617
Micromet, Inc. (a)	27,865	156,323
Momenta Pharmaceuticals, Inc. (a)	13,292	210,678
NPS Pharmaceuticals, Inc. (a)	19,859	190,051
Nabi Biopharmaceuticals (a)	12,775	74,223
Nektar Therapeutics (a)	34,249	324,338
Neuralstem, Inc. (a)	18,621	33,518
Neurocrine Biosciences, Inc. (a)	14,660	111,269
Neurogesx, Inc. (a)	4,216	17,075
Novavax, Inc. (a)	28,284	73,255
Omeros Corp. (a)	6,567	52,536
Onyx Pharmaceuticals, Inc. (a)	18,534	652,026
Opko Health, Inc. (a)	29,316	109,349
Orexigen Therapeutics, Inc. (a)	9,144	25,695
Osiris Therapeutics, Inc. (a)	5,327	38,674

Common Stocks	Shares	Value

Biotechnology (concluded)
PDL BioPharma, Inc.	41,552	$241,002
Pacific Biosciences of California, Inc. (a)	4,551	63,941
Peregrine Pharmaceuticals, Inc. (a)	20,894	49,310
Pharmasset, Inc. (a)	9,529	750,028
Progenics Pharmaceuticals, Inc. (a)	8,649	53,451
Pure Bioscience, Inc. (a)(b)	12,761	19,907
RTI Biologics, Inc. (a)	16,690	47,733
Rigel Pharmaceuticals, Inc. (a)	15,647	111,250
Sangamo Biosciences, Inc. (a)	13,422	111,805
Savient Pharmaceuticals, Inc. (a)	20,268	214,841
Seattle Genetics, Inc. (a)	27,812	433,033
Sequenom, Inc. (a)	29,662	187,760
StemCells, Inc. (a)	39,100	35,581
Targacept, Inc. (a)	7,197	191,368
Theravance, Inc. (a)	19,508	472,484
Vanda Pharmaceuticals, Inc. (a)	8,530	62,184
ViroPharma, Inc. (a)	22,968	457,063
ZIOPHARM Oncology, Inc. (a)	18,468	115,425
Zalicus, Inc. (a)	20,887	50,546

		12,656,076

Building Materials — 0.9%
Acuity Brands, Inc.	12,899	754,463
Ameron International Corp.	2,737	191,015
Builders FirstSource, Inc. (a)	14,764	41,930
Gibraltar Industries, Inc. (a)	9,136	108,992
Griffon Corp. (a)	13,281	174,380
Headwaters, Inc. (a)	18,899	111,504
LSI Industries, Inc.	6,177	44,721
Louisiana-Pacific Corp. (a)	37,559	394,370
NCI Building Systems, Inc. (a)	6,307	79,910
Quanex Building Products Corp.	11,411	223,998
Simpson Manufacturing Co., Inc.	11,663	343,592
Texas Industries, Inc.	6,219	281,285
Trex Co., Inc. (a)	4,563	148,845
Watsco, Inc.	8,126	566,463

		3,465,468

Building: Climate Control — 0.1%
Aaon, Inc.	3,807	125,250
Comfort Systems USA, Inc.	11,281	158,724
Interline Brands, Inc. (a)	9,928	202,531

		486,505

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	13,605	278,494

Cable Television Services — 0.0%
Knology, Inc. (a)	9,362	120,863

Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	8,441	149,828
Boyd Gaming Corp. (a)	16,039	150,285
Isle of Capri Casinos, Inc. (a)	6,745	64,078
Monarch Casino & Resort, Inc. (a)	3,594	37,378
Multimedia Games Holdings Co., Inc. (a)	8,136	46,619
Pinnacle Entertainment, Inc. (a)	17,957	244,574
Scientific Games Corp., Class A (a)	19,746	172,580
Shuffle Master, Inc. (a)	15,923	170,058

		1,035,400

4	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals: Diversified — 1.6%
Aceto Corp.	8,227	$65,569
American Vanguard Corp.	6,282	54,528
Arch Chemicals, Inc.	6,528	271,499
Georgia Gulf Corp. (a)	10,060	372,220
Hawkins, Inc.	2,581	106,027
Innophos Holdings, Inc.	6,362	293,352
KMG Chemicals, Inc.	1,885	37,059
LSB Industries, Inc. (a)	5,087	201,649
Landec Corp. (a)	8,379	54,463
OM Group, Inc. (a)	9,096	332,368
Olin Corp.	23,105	529,567
Omnova Solutions, Inc. (a)	13,386	105,348
PolyOne Corp.	27,415	389,567
Rockwood Holdings, Inc. (a)	15,506	763,205
Sensient Technologies Corp.	14,571	522,225
Solutia, Inc. (a)	36,156	918,362
TPC Group, Inc. (a)	2,307	66,603
W.R. Grace & Co. (a)	21,571	825,954
Westlake Chemical Corp.	5,814	326,747

		6,236,312

Chemicals: Specialty — 0.5%
Balchem Corp.	8,381	314,455
Calgon Carbon Corp. (a)	16,657	264,513
Kraton Performance Polymers, Inc. (a)	3,366	128,750
NewMarket Corp.	2,824	446,813
Polypore International, Inc. (a)	6,466	372,312
Quaker Chemical Corp.	3,336	134,007
Senomyx, Inc. (a)	11,804	71,296
Stepan Co.	2,300	166,750
Zep, Inc.	6,366	110,832

		2,009,728

Coal — 0.4%
Cloud Peak Energy, Inc. (a)	9,674	208,862
International Coal Group, Inc. (a)	38,767	438,067
James River Coal Co. (a)	10,469	253,036
L&L Energy, Inc. (a)(b)	5,371	37,167
Patriot Coal Corp. (a)	23,087	596,337

		1,533,469

Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	4,159	35,601
Federal Agricultural Mortgage Corp., Class B	3,229	61,706
Medallion Financial Corp.	6,471	56,880
NewStar Financial, Inc. (a)	9,059	98,925

		253,112

Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	15,301	184,683
CAI International, Inc. (a)	3,278	84,769
Electro Rent Corp.	5,052	86,793
H&E Equipment Services, Inc. (a)	8,394	163,767
Marlin Business Services, Inc. (a)	2,680	33,071
McGrath RentCorp	7,030	191,708
Mobile Mini, Inc. (a)	10,871	261,122
PHH Corp. (a)	16,328	355,461
RSC Holdings, Inc. (a)	14,636	210,466
SeaCube Container Leasing Ltd.	3,409	54,578

Common Stocks	Shares	Value

Commercial Services: Rental & Leasing (concluded)
TAL International Group, Inc.	4,973	$180,371
United Rentals, Inc. (a)	17,844	593,848

		2,400,637

Commercial Vehicles & Parts — 0.3%
Commercial Vehicle Group, Inc. (a)	7,406	132,123
Force Protection, Inc. (a)	20,871	102,268
Miller Industries, Inc.	3,051	49,548
Modine Manufacturing Co. (a)	13,938	224,959
Rush Enterprises, Inc., Class A (a)	9,482	187,744
Spartan Motors, Inc.	10,280	70,521
Wabash National Corp. (a)	20,497	237,355

		1,004,518

Communications Technology — 3.1%
AboveNet, Inc.	6,648	431,189
Acme Packet, Inc. (a)	13,957	990,389
Adtran, Inc.	18,484	784,831
Anaren, Inc. (a)	4,408	88,601
Anixter International, Inc.	8,409	587,705
Aruba Networks, Inc. (a)	22,903	775,037
Aviat Networks, Inc. (a)	18,839	97,398
Bel Fuse, Inc.	3,256	71,665
BigBand Networks, Inc. (a)	17,975	45,836
Black Box Corp.	5,195	182,604
Comtech Telecommunications Corp.	7,899	214,695
Digi International, Inc. (a)	7,948	83,931
DigitalGlobe, Inc. (a)	8,218	230,351
EMS Technologies, Inc. (a)	4,659	91,573
Echelon Corp. (a)	10,004	101,340
Emulex Corp. (a)	27,004	288,133
Extreme Networks, Inc. (a)	27,561	96,463
Finisar Corp. (a)	26,371	648,727
GSI Technology, Inc. (a)	5,695	51,768
GeoEye, Inc. (a)	6,630	275,675
Globecomm Systems, Inc. (a)	6,651	82,007
Harmonic, Inc. (a)	34,430	322,953
Hughes Communications, Inc. (a)	2,736	163,257
Infinera Corp. (a)	27,443	230,247
InterDigital, Inc. (b)	13,154	627,577
Ixia (a)	10,383	164,882
KVH Industries, Inc. (a)	4,532	68,524
Loral Space & Communications Ltd. (a)	3,253	252,270
NETGEAR, Inc. (a)	10,507	340,847
Network Equipment Technologies, Inc. (a)	9,386	35,385
Novatel Wireless, Inc. (a)	9,517	51,963
Oclaro, Inc. (a)	14,676	168,921
Oplink Communications, Inc. (a)	5,876	114,523
PC-Tel, Inc. (a)	6,442	49,410
Plantronics, Inc.	14,275	522,750
Riverbed Technology, Inc. (a)	39,822	1,499,298
SeaChange International, Inc. (a)	8,576	81,472
Shoretel, Inc. (a)	14,129	116,282
Sonus Networks, Inc. (a)	62,375	234,530
Sycamore Networks, Inc.	5,801	141,718
Tekelec (a)	20,607	167,329

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	5

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Technology (concluded)
Viasat, Inc. (a)	9,837	$391,906

		11,965,962

Computer Services Software & Systems — 7.2%
ACI Worldwide, Inc. (a)(c)	10,100	331,280
Actuate Corp. (a)	13,455	69,966
Acxiom Corp. (a)	20,303	291,348
American Reprographics Co. (a)	11,101	114,895
American Software, Class A	7,492	55,291
Ariba, Inc. (a)	26,839	916,283
Aspen Technology, Inc. (a)	18,661	279,728
Avid Technology, Inc. (a)	8,682	193,609
Blackbaud, Inc.	13,311	362,592
Blackboard, Inc. (a)	10,138	367,401
Blue Coat Systems, Inc. (a)	12,397	349,100
Bottomline Technologies, Inc. (a)	9,985	251,023
BroadSoft, Inc. (a)	2,390	113,979
CACI International, Inc., Class A (a)	8,869	543,847
CDC Corp. (a)	9,283	23,672
CSG Systems International, Inc. (a)	9,971	198,822
Ciber, Inc. (a)	19,400	129,980
CommVault Systems, Inc. (a)	12,801	510,504
Computer Task Group, Inc. (a)	4,519	60,058
ComScore, Inc. (a)	7,096	209,403
Concur Technologies, Inc. (a)	12,079	669,781
DealerTrack Holdings, Inc. (a)	12,068	277,081
Deltek, Inc. (a)	6,038	45,889
DemandTec, Inc. (a)	5,735	75,473
Digimarc Corp. (a)	2,156	62,308
Digital River, Inc. (a)	11,759	440,139
DynaVox, Inc., Class A (a)	2,910	16,063
EPIQ Systems, Inc.	9,551	137,152
EarthLink, Inc.	31,515	246,762
Ebix, Inc. (a)(b)	8,971	212,164
Epicor Software Corp. (a)	14,868	164,589
Fortinet, Inc. (a)	12,894	567,336
Hypercom Corp. (a)	13,742	165,316
iGate Corp.	7,160	134,393
Infospace, Inc. (a)	11,166	96,698
Integral Systems, Inc. (a)	5,890	71,681
Interactive Intelligence, Inc. (a)	4,044	156,543
Internap Network Services Corp. (a)	15,693	103,103
Internet Capital Group, Inc. (a)	10,861	154,226
IntraLinks Holdings, Inc. (a)	3,535	94,526
JDA Software Group, Inc. (a)	12,883	389,840
KIT Digital, Inc. (a)	9,031	108,733
Kenexa Corp. (a)	6,701	184,881
Keynote Systems, Inc.	4,265	79,116
Lawson Software, Inc. (a)	41,122	497,576
Limelight Networks, Inc. (a)	16,011	114,639
Lionbridge Technologies, Inc. (a)	18,197	62,416
LivePerson, Inc. (a)	13,471	170,273
LogMeIn, Inc. (a)	4,542	191,491
Magma Design Automation, Inc. (a)	21,202	144,598
Manhattan Associates, Inc. (a)	6,783	221,940
Mantech International Corp., Class A (a)	6,544	277,466
Mentor Graphics Corp. (a)	32,768	479,396
Mercury Computer Systems, Inc. (a)	8,755	185,256

Common Stocks	Shares	Value

Computer Services Software & Systems (concluded)
MicroStrategy, Inc., Class A (a)	2,484	$334,048
Moduslink Global Solutions, Inc.	13,785	75,266
Monotype Imaging Holdings, Inc. (a)	6,643	96,323
NCI, Inc., Class A (a)	2,058	50,153
NIC, Inc.	16,590	206,711
NetScout Systems, Inc. (a)	9,152	250,033
NetSuite, Inc. (a)	5,528	160,754
OpenTable, Inc. (a)	4,683	498,037
Openwave Systems, Inc. (a)	26,472	56,650
Opnet Technologies, Inc.	4,160	162,198
PDF Solutions, Inc. (a)	7,045	46,849
PROS Holdings, Inc. (a)	5,951	86,706
Parametric Technology Corp. (a)	34,834	783,417
Pegasystems, Inc.	4,811	182,529
Perficient, Inc. (a)	6,938	83,325
Progress Software Corp. (a)	20,198	587,560
QLIK Technologies, Inc. (a)	4,005	104,130
Quest Software, Inc. (a)	17,644	447,981
Rackspace Hosting, Inc. (a)(b)	28,842	1,235,880
Radiant Systems, Inc. (a)	9,978	176,611
RealNetworks, Inc. (a)	25,684	95,544
RealPage, Inc. (a)	4,501	124,813
RightNow Technologies, Inc. (a)	6,454	202,010
SAVVIS, Inc. (a)	11,182	414,740
SRA International, Inc., Class A (a)	12,669	359,293
SS&C Technologies Holdings, Inc. (a)	3,990	81,476
SYNNEX Corp. (a)	6,657	217,884
Saba Software, Inc. (a)	9,438	92,587
Sapient Corp. (a)	30,534	349,614
Smith Micro Software, Inc. (a)	9,035	84,568
SolarWinds, Inc. (a)	10,930	256,418
Sourcefire, Inc. (a)	8,252	227,013
SuccessFactors, Inc. (a)	20,004	781,956
Support.com Inc. (a)	14,692	76,251
Synchronoss Technologies, Inc. (a)	6,941	241,200
Syntel, Inc.	3,918	204,637
TIBCO Software, Inc. (a)	49,336	1,344,406
TNS, Inc. (a)	7,705	119,967
Taleo Corp., Class A (a)	11,812	421,098
TeleCommunication Systems, Inc., Class A (a)	14,739	60,725
Terremark Worldwide, Inc. (a)	17,514	332,766
Tier Technologies, Inc., Class B (a)	4,614	25,377
Tyler Technologies, Inc. (a)	8,776	208,079
Ultimate Software Group, Inc. (a)	7,390	434,162
Unisys Corp. (a)	12,647	394,839
United Online, Inc.	26,691	168,287
VASCO Data Security International, Inc. (a)	8,449	116,005
VeriFone Systems, Inc. (a)	25,471	1,399,631
VirnetX Holding Corp.	10,648	212,002
Virtusa Corp. (a)	4,160	77,917
Wave Systems Corp., Class A (a)	23,986	75,076
Websense, Inc. (a)	12,622	289,927
Zix Corp. (a)	18,441	67,863

		27,554,917

Computer Technology — 0.6%
Cray, Inc. (a)	10,787	69,576

6	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computer Technology (concluded)
Hutchinson Technology, Inc. (a)	7,818	$22,047
Imation Corp. (a)	9,508	105,919
Immersion Corp. (a)	9,143	69,852
Insight Enterprises, Inc. (a)	13,933	237,279
Intermec, Inc. (a)	14,609	157,631
Quantum Corp. (a)	67,909	171,131
Radisys Corp. (a)	7,460	64,604
Rimage Corp.	3,339	53,925
STEC, Inc. (a)	12,152	244,134
Safeguard Scientifics, Inc. (a)	6,396	130,159
Silicon Graphics International Corp. (a)	9,555	204,477
Stratasys, Inc. (a)	6,176	290,272
Super Micro Computer, Inc. (a)	7,507	120,412
Synaptics, Inc. (a)	10,069	272,064
Xyratex Ltd. (a)	8,994	100,553

		2,314,035

Construction — 0.5%
EMCOR Group, Inc. (a)	19,527	604,751
Granite Construction, Inc.	10,372	291,453
Great Lakes Dredge & Dock Corp.	17,290	131,923
Insituform Technologies, Inc., Class A (a)	11,677	312,360
Orion Marine Group, Inc. (a)	7,892	84,760
Primoris Services Corp.	6,863	69,591
Sterling Construction Co., Inc. (a)	5,135	86,679
Tutor Perini Corp.	7,940	193,418

		1,774,935

Consumer Electronics — 0.2%
Audiovox Corp., Class A (a)	5,250	42,000
RealD, Inc. (a)	4,779	130,754
TiVo, Inc. (a)	34,604	303,131
Universal Electronics, Inc. (a)	4,015	118,683

		594,568

Consumer Lending — 0.9%
Advance America, Cash Advance Centers, Inc.	16,629	88,134
Cash America International, Inc.	8,678	399,622
Credit Acceptance Corp. (a)	1,702	120,774
Dollar Financial Corp. (a)	11,265	233,749
Encore Capital Group, Inc. (a)	4,390	103,999
Ezcorp, Inc. (a)	13,626	427,720
First Cash Financial Services, Inc. (a)	8,956	345,701
The First Marblehead Corp. (a)	18,710	41,162
MGIC Investment Corp. (a)	59,551	529,408
MoneyGram International, Inc. (a)	26,653	91,420
Nelnet, Inc., Class A	8,043	175,579
Netspend Holdings, Inc. (a)	9,423	99,130
Portfolio Recovery Associates, Inc. (a)	5,012	426,671
World Acceptance Corp. (a)	4,868	317,394

		3,400,463

Consumer Services: Miscellaneous — 0.7%
Ancestry.com, Inc. (a)	6,001	212,735
Coinstar, Inc. (a)	9,394	431,373
Core-Mark Holdings Co., Inc. (a)	3,284	108,536
The Knot, Inc. (a)	9,218	111,077

Common Stocks	Shares	Value

Consumer Services: Miscellaneous (concluded)
Move, Inc. (a)	47,228	$112,875
NutriSystem, Inc.	7,916	114,703
Pre-Paid Legal Services, Inc. (a)	2,185	144,210
Sotheby’s Holdings, Inc., Class A	19,937	1,048,686
Steiner Leisure Ltd. (a)	4,468	206,690

		2,490,885

Containers & Packaging — 0.5%
AEP Industries, Inc. (a)	1,326	39,409
Graham Packaging Co., Inc. (a)	5,139	89,573
Graphic Packaging Holding Co. (a)	34,121	184,936
Myers Industries, Inc.	10,872	107,959
Rock-Tenn Co., Class A	11,473	795,652
Silgan Holdings, Inc.	14,561	555,357

		1,772,886

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	7,429	222,944
Inter Parfums, Inc.	4,215	78,020
Revlon, Inc., Class A (a)	3,695	58,640

		359,604

Diversified Financial Services — 0.4%
Duff & Phelps Corp.	8,086	129,214
Evercore Partners, Inc., Class A	4,655	159,620
FBR Capital Markets Corp. (a)	15,954	57,115
Gleacher & Co, Inc. (a)	23,750	41,325
Main Street Capital Corp.	5,823	107,435
MidwestOne Financial Group, Inc.	2,242	33,271
Piper Jaffray Cos. (a)	4,651	192,691
Sanders Morris Harris Group, Inc.	6,432	51,520
Stifel Financial Corp. (a)	10,128	727,089
Triangle Capital Corp.	5,612	101,353

		1,600,633

Diversified Manufacturing Operations — 0.3%
A.M. Castle & Co. (a)	5,070	95,722
Barnes Group, Inc.	14,534	303,470
Federal Signal Corp.	18,569	120,884
Lydall, Inc. (a)	5,244	46,619
OSI Systems, Inc. (a)	4,741	177,930
Raven Industries, Inc.	4,859	298,440
Standex International Corp.	3,712	140,648
Trimas Corp. (a)	4,641	99,781

		1,283,494

Diversified Materials & Processing — 0.7%
Belden, Inc.	13,903	522,058
Cabot Microelectronics Corp. (a)	6,948	363,033
Clarcor, Inc.	14,932	670,895
Encore Wire Corp.	5,463	132,969
Hexcel Corp. (a)	28,621	563,547
Insteel Industries, Inc.	5,327	75,324
Koppers Holdings, Inc.	6,158	262,947
Tredegar Corp.	7,075	152,678
Uranium Energy Corp. (a)(b)	17,906	71,445

		2,814,896

Diversified Media — 0.1%
Belo Corp., Class A (a)	27,548	242,698

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	7

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Diversified Media (concluded)
EW Scripps Co. (a)	9,726	$96,287

		338,985

Diversified Retail — 0.7%
99 Cents Only Stores (a)	13,701	268,540
The Bon-Ton Stores, Inc. (a)	3,782	58,621
Dillard’s, Inc., Class A	11,910	477,829
Fred’s, Inc.	11,946	159,121
GSI Commerce, Inc. (a)	19,719	577,175
Gaiam, Inc.	5,109	33,719
HSN, Inc. (a)	11,589	371,196
Overstock.com, Inc. (a)	4,575	71,919
PriceSmart, Inc.	4,878	178,730
Saks, Inc. (a)	40,076	453,259
Tuesday Morning Corp. (a)	9,022	44,208

		2,694,317

Drug & Grocery Store Chains — 0.6%
Arden Group, Inc., Class A	556	42,428
Casey’s General Stores, Inc.	11,022	429,858
drugstore.com, Inc. (a)	28,743	110,661
The Fresh Market, Inc. (a)	4,481	169,113
Ingles Markets, Inc., Class A	4,294	85,064
Nash Finch Co.	3,735	141,706
The Pantry, Inc. (a)	7,076	104,937
PetMed Express, Inc.	6,818	108,134
Rite Aid Corp. (a)	166,903	176,917
Ruddick Corp.	12,844	495,650
Spartan Stores, Inc.	6,686	98,886
Village Super Market, Inc., Class A	1,825	53,108
Weis Markets, Inc.	3,209	129,836
Winn-Dixie Stores, Inc. (a)	16,906	120,709

		2,267,007

Education Services — 0.4%
Ambassadors Group, Inc.	6,426	70,365
American Public Education, Inc. (a)	5,509	222,839
Archipelago Learning, Inc. (a)	4,596	39,296
Bridgepoint Education, Inc. (a)	5,909	101,044
Capella Education Co. (a)	4,979	247,904
Corinthian Colleges, Inc. (a)(b)	25,536	112,869
Franklin Covey Co. (a)	4,231	36,640
Grand Canyon Education, Inc. (a)	9,155	132,747
K12, Inc. (a)	7,496	252,615
Lincoln Educational Services Corp.	4,710	74,842
Renaissance Learning, Inc.	4,007	47,082
Rosetta Stone, Inc. (a)	3,247	42,893
School Specialty, Inc. (a)	5,959	85,214
Universal Technical Institute, Inc.	6,268	121,913

		1,588,263

Electronic Components — 0.8%
3D Systems Corp. (a)	5,801	281,639
Acacia Research - Acacia Technologies (a)	10,924	373,819
Checkpoint Systems, Inc. (a)	11,847	266,321
DDi Corp.	4,437	46,899
Methode Electronics, Inc.	11,029	133,230
Microvision, Inc. (a)	32,815	43,316
Multi-Fineline Electronix, Inc. (a)	3,100	87,482
NVE Corp. (a)	1,420	80,003
Park Electrochemical Corp.	6,212	200,337

Common Stocks	Shares	Value

Electronic Components (concluded)
Pulse Electronics Corp.	12,623	$76,369
Rogers Corp. (a)	4,639	209,033
ScanSource, Inc. (a)	8,059	306,161
Smart Modular Technologies WWH, Inc. (a)	15,960	124,009
TTM Technologies, Inc. (a)	23,883	433,715
Universal Display Corp. (a)	10,489	577,315

		3,239,648

Electronic Entertainment — 0.2%
DTS, Inc. (a)	5,199	242,429
THQ, Inc. (a)	17,766	81,013
Take-Two Interactive Software, Inc. (a)	20,941	321,863

		645,305

Electronics — 0.7%
Agilysys, Inc. (a)	5,596	32,121
American Science & Engineering, Inc.	2,675	247,063
Coherent, Inc. (a)	7,493	435,418
Daktronics, Inc.	11,029	118,562
II-VI, Inc. (a)	7,425	369,394
IPG Photonics Corp. (a)	7,819	451,000
iRobot Corp. (a)	6,351	208,884
Newport Corp. (a)	10,871	193,830
Richardson Electronics Ltd.	4,813	63,435
Rofin-Sinar Technologies, Inc. (a)	8,412	332,274
SRS Labs, Inc. (a)	3,533	30,172
Spectrum Control, Inc. (a)	3,858	75,926

		2,558,079

Energy Equipment — 0.2%
Capstone Turbine Corp. (a)(b)	74,225	134,347
Energy Conversion Devices, Inc. (a)	17,121	38,694
Evergreen Solar, Inc. (a)(b)	13,710	18,509
FuelCell Energy, Inc. (a)	33,806	72,345
GT Solar International, Inc. (a)	16,030	170,880
PowerSecure International, Inc. (a)	5,628	48,401
STR Holdings, Inc. (a)	8,402	161,150

		644,326

Engineering & Contracting Services — 0.5%
Dycom Industries, Inc. (a)	10,628	184,290
Exponent, Inc. (a)	4,067	181,429
Furmamite Corp. (a)	11,502	92,016
Hill International, Inc. (a)	7,795	41,236
Layne Christensen Co. (a)	5,753	198,478
MYR Group, Inc. (a)	6,265	149,859
Mastec, Inc. (a)	15,782	328,266
Michael Baker Corp. (a)	2,393	69,564
Mistras Group, Inc. (a)	4,735	81,489
Tetra Tech, Inc. (a)	18,392	454,098
VSE Corp.	1,405	41,743

		1,822,468

Entertainment — 0.4%
Ascent Media Corp., Class A (a)	4,459	217,822
CKx, Inc. (a)	17,001	71,744
Cinemark Holdings, Inc.	17,050	329,917
Lions Gate Entertainment Corp. (a)	20,754	129,713
Live Nation Entertainment, Inc. (a)	42,163	421,630

8	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Entertainment (concluded)
LodgeNet Interactive Corp. (a)	8,242	$30,001
Rentrak Corp. (a)	2,896	77,960
Warner Music Group Corp. (a)	14,235	96,371
World Wrestling Entertainment, Inc.	7,119	89,486

		1,464,644

Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	15,283	388,035
The Brink’s Co.	14,383	476,221
G&K Services, Inc., Class A	5,602	186,266
The Geo Group, Inc. (a)	17,962	460,546
Healthcare Services Group, Inc.	19,499	342,792
Mac-Gray Corp.	3,791	61,149
Rollins, Inc.	18,952	384,726
Standard Parking Corp. (a)	4,846	86,065
Unifirst Corp.	4,168	220,946

		2,606,746

Fertilizers — 0.0%
Rentech, Inc. (a)	68,898	86,123

Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	9,370	268,638
Cardtronics, Inc. (a)	7,999	162,780
Cass Information Systems, Inc.	2,515	98,814
Euronet Worldwide, Inc. (a)	14,725	284,634
Fair Isaac Corp.	12,342	390,131
Global Cash Access, Inc. (a)	16,150	52,810
Heartland Payment Systems, Inc.	11,189	196,143
Higher One Holdings, Inc. (a)	3,197	46,197
Jack Henry & Associates, Inc.	25,353	859,213
Online Resources Corp. (a)	8,241	31,151
S1 Corp. (a)(b)	15,357	102,585
Wright Express Corp. (a)	11,527	597,560

		3,090,656

Foods — 1.0%
B&G Foods, Inc., Class A	14,442	271,076
Chiquita Brands International, Inc. (a)	13,191	202,350
Diamond Foods, Inc.	6,479	361,528
Dole Food Co.,Inc. (a)	10,876	148,240
Hain Celestial Group, Inc. (a)	12,748	411,505
J&J Snack Foods Corp.	4,291	201,977
John B. Sanfilippo & Son, Inc. (a)	3,108	36,364
Lancaster Colony Corp.	5,699	345,359
Medifast, Inc. (a)	3,949	77,993
Natures Sunshine Prods, Inc. (a)	2,930	26,253
Nutraceutical International Corp. (a)	3,015	45,165
Seneca Foods Corp. (a)	2,527	75,482
Smart Balance, Inc. (a)	19,827	91,006
Snyders-Lance, Inc.	8,101	160,805
Synutra International, Inc. (a)	5,992	68,908
Tootsie Roll Industries, Inc. (b)	7,389	209,558
TreeHouse Foods, Inc. (a)	10,345	588,320
United Natural Foods, Inc. (a)	14,322	641,912

		3,963,801

Forest Products — 0.1%
Deltic Timber Corp.	3,234	216,160

Common Stocks	Shares	Value

Forest Products (concluded)
Universal Forest Products, Inc.	5,672	$207,879

		424,039

Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	2,787	152,254
Deluxe Corp.	15,359	407,628
Ennis, Inc.	7,907	134,656
Innerworkings, Inc. (a)	7,131	52,627
M&F Worldwide Corp. (a)	3,188	80,082
Multi-Color Corp.	3,463	69,987
Schawk, Inc.	3,365	65,416

		962,650

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	3,933	34,296

Funeral Parlors & Cemeteries — 0.1%
Matthews International Corp., Class A	8,868	341,861
Stewart Enterprises, Inc., Class A	24,315	185,767

		527,628

Gas Pipeline — 0.0%
Crosstex Energy, Inc.	12,641	125,778

Glass — 0.0%
Apogee Enterprises, Inc.	8,299	109,464

Gold — 0.6%
Allied Nevada Gold Corp. (a)	22,292	790,920
Capital Gold Corp. (a)	18,652	119,932
Coeur d’Alene Mines Corp. (a)	26,108	908,036
Golden Star Resources Ltd. (a)	76,721	227,862
Jaguar Mining, Inc. (a)	24,988	130,437
US Gold Corp. (a)	29,573	261,130

		2,438,317

Health Care Facilities — 0.7%
Amsurg Corp. (a)	9,097	231,428
Assisted Living Concepts, Inc. (a)	2,928	114,602
Capital Senior Living Corp. (a)	8,621	91,555
Contiucare Corp. (a)	8,969	47,984
Emeritus Corp. (a)	6,627	168,723
The Ensign Group, Inc.	4,275	136,501
Five Star Quality Care, Inc. (a)	9,511	77,324
Hanger Orthopedic Group, Inc. (a)	7,940	206,678
HealthSouth Corp. (a)	27,846	695,593
Kindred Healthcare, Inc. (a)	11,952	285,414
LCA-Vision, Inc. (a)	5,690	38,408
MedCath Corp. (a)	6,149	85,779
National Healthcare Corp.	2,595	120,642
Select Medical Holdings Corp. (a)	14,634	117,950
Skilled Healthcare Group, Inc., Class A (a)	6,242	89,822
Sunrise Senior Living, Inc. (a)	16,827	200,746
US Physical Therapy, Inc.	3,213	71,778

		2,780,927

Health Care Management Services — 1.2%
AMERIGROUP Corp. (a)	15,237	978,977
American Dental Partners, Inc. (a)	5,099	66,899
Bioscript, Inc. (a)	12,427	58,531

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	9

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Management Services (concluded)
Catalyst Health Solutions, Inc. (a)	11,173	$624,906
Centene Corp. (a)	14,432	475,967
Computer Programs & Systems, Inc.	2,963	190,462
HealthSpring, Inc. (a)	17,193	642,502
Magellan Health Services, Inc. (a)	9,713	476,714
Metropolitan Health Networks, Inc. (a)	11,870	56,145
Molina Healthcare, Inc. (a)	4,558	182,320
Triple-S Management Corp. (a)	5,955	122,554
Universal American Financial Corp.	9,649	221,059
WellCare Health Plans, Inc. (a)	12,469	523,075

		4,620,111

Health Care Services — 1.4%
AMN Healthcare Services, Inc. (a)	12,412	107,488
Accretive Health, Inc. (a)	3,635	100,908
Air Methods Corp. (a)	3,341	224,682
Alliance Healthcare Services, Inc. (a)	8,421	37,221
Allied Healthcare International, Inc. (a)	14,006	35,575
Almost Family, Inc. (a)	2,370	89,207
Amedisys, Inc. (a)	8,464	296,240
athenahealth, Inc. (a)	9,841	444,124
CardioNet, Inc. (a)	7,858	37,640
Chemed Corp.	6,253	416,512
Chindex International, Inc. (a)	4,132	66,319
Corvel Corp. (a)	2,207	117,368
Cross Country Healthcare, Inc. (a)	9,343	73,156
ExamWorks Group, Inc. (a)	3,518	78,205
Gentiva Health Services, Inc. (a)	8,812	247,000
HMS Holdings Corp. (a)	8,029	657,174
Healthways, Inc. (a)	10,005	153,777
IPC The Hospitalist Co., Inc. (a)	4,781	217,105
LHC Group, Inc. (a)	4,543	136,290
MWI Veterinary Supply, Inc. (a)	3,696	298,193
Medidata Solutions, Inc. (a)	5,537	141,581
Omnicell, Inc. (a)	9,731	148,300
PharMerica Corp. (a)	9,060	103,646
Quality Systems, Inc. (b)	5,562	463,537
RehabCare Group, Inc. (a)	7,349	270,958
Rural/Metro Corp. (a)	5,805	98,917
Sun Healthcare Group Inc. (a)	7,668	107,889
Team Health Holdings, Inc. (a)	4,741	82,873
Transcend Services, Inc. (a)	2,798	67,152

		5,319,037

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	12,941	197,609
The Providence Service Corp. (a)	4,028	60,340

		257,949

Home Building — 0.2%
Beazer Homes USA, Inc. (a)	23,698	108,300
Hovnanian Enterprises, Inc., Class A (a)	19,123	67,504
M/I Homes, Inc. (a)	6,002	89,970
Meritage Homes Corp. (a)	9,632	232,420
Ryland Group, Inc.	13,207	209,991

Common Stocks	Shares	Value

Home Building (concluded)
Standard-Pacific Corp. (a)	31,353	$116,947

		825,132

Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	10,354	359,077
Marcus Corp.	6,590	71,831
Morgans Hotel Group Co. (a)	8,182	80,184
Orient Express Hotels Ltd., Class A (a)	30,722	380,031

		891,123

Household Appliances — 0.0%
National Presto Industries, Inc.	1,378	155,273

Household Equipment & Products — 0.2%
American Greetings Corp., Class A	11,727	276,757
Blyth, Inc.	1,589	51,627
CSS Industries, Inc.	2,525	47,596
Central Garden & Pet Co., Class A (a)	16,252	149,681
Helen of Troy Ltd. (a)	9,182	269,951
Libbey, Inc. (a)	6,350	104,775

		900,387

Household Furnishings — 0.2%
American Woodmark Corp.	2,821	58,902
Ethan Allen Interiors, Inc.	7,233	158,403
Furniture Brands International, Inc. (a)	15,262	69,442
Hooker Furniture Corp.	3,616	43,247
Kid Brands, Inc. (a)	4,039	29,687
Kirkland’s, Inc. (a)	5,129	79,192
La-Z-Boy, Inc. (a)	16,551	158,062
Lifetime Brands, Inc. (a)	3,057	45,855
Sealy Corp. (a)	15,049	38,224
Select Comfort Corp. (a)	16,479	198,737

		879,751

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	17,293	226,884
CNO Financial Group, Inc. (a)	65,870	494,684
Citizens, Inc. (a)	11,072	80,825
Delphi Financial Group, Inc., Class A	13,943	428,189
FBL Financial Group, Inc., Class A	3,962	121,713
Kansas City Life Insurance Co.	1,360	43,493
Life Partners Holdings, Inc.	2,840	22,834
National Western Life Insurance Co., Class A	645	104,651
The Phoenix Cos., Inc. (a)	35,222	95,804
Presidential Life Corp.	6,613	63,022
Primerica, Inc.	7,020	179,080

		1,861,179

Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	25,056	559,751
Crawford & Co., Class B	8,394	39,955
eHealth, Inc. (a)	7,073	94,071
Flagstone Reinsurance Holdings SA	13,199	118,923
Horace Mann Educators Corp.	11,763	197,618
Maiden Holdings Ltd.	15,806	118,387

10	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance: Multi-Line (concluded)
Pico Holdings, Inc. (a)	6,809	$204,679
Platinum Underwriters Holdings Ltd.	11,061	421,314

		1,754,698

Insurance: Property-Casualty — 1.5%
American Safety Insurance Holdings Ltd. (a)	3,123	66,926
Amerisafe, Inc. (a)	5,568	123,108
AmTrust Financial Services, Inc.	6,801	129,695
Argo Group International Holdings Ltd.	8,124	268,417
Baldwin & Lyons, Inc., Class B	2,672	62,578
CNA Surety Corp. (a)	5,387	136,076
Donegal Group, Inc., Class A	3,801	50,819
EMC Insurance Group, Inc.	1,446	35,904
Employers Holdings, Inc.	10,651	220,050
Enstar Group Ltd. (a)	2,000	199,760
FPIC Insurance Group, Inc. (a)	2,797	106,006
First American Financial Corp.	30,990	511,335
Global Indemnity Plc (a)	4,611	101,350
Greenlight Capital Re Ltd. (a)	8,612	242,945
Hallmark Financial Services, Inc. (a)	3,699	30,998
Harleysville Group, Inc.	3,337	110,555
Hilltop Holdings, Inc. (a)	11,761	118,080
Infinity Property & Casualty Corp.	3,698	219,994
Meadowbrook Insurance Group, Inc.	16,452	170,278
Montpelier Re Holdings Ltd.	18,413	325,358
National Interstate Corp.	1,992	41,533
Navigators Group, Inc. (a)	3,611	185,966
The PMI Group, Inc. (a)	42,901	115,833
ProAssurance Corp. (a)	8,985	569,379
RLI Corp.	5,309	306,064
Radian Group, Inc.	39,736	270,602
Safety Insurance Group, Inc.	3,663	168,901
SeaBright Holdings, Inc.	7,002	71,771
Selective Insurance Group, Inc.	16,096	278,461
State Auto Financial Corp.	4,480	81,626
Stewart Information Services Corp.	5,205	54,548
Tower Group, Inc.	11,064	265,868
United Fire & Casualty Co.	6,734	136,094

		5,776,878

International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,515	75,769

Leisure Time — 0.6%
Callaway Golf Co.	19,572	133,481
Churchill Downs, Inc.	3,492	144,918
Interval Leisure Group, Inc. (a)	12,030	196,690
Life Time Fitness, Inc. (a)	12,314	459,435
Pool Corp.	14,754	355,719
Smith & Wesson Holding Corp. (a)	17,731	62,945
Speedway Motorsports, Inc.	3,970	63,441
Steinway Musical Instruments, Inc. (a)	1,865	41,422
Sturm Ruger & Co., Inc.	5,813	133,525
Vail Resorts, Inc. (a)	10,713	522,366

Common Stocks	Shares	Value

Leisure Time (concluded)
West Marine, Inc. (a)	4,954	$51,670

		2,165,612

Luxury Items — 0.0%
Movado Group, Inc. (a)	4,897	71,888

Machinery: Agricultural — 0.2%
Alamo Group, Inc.	1,915	52,567
Lindsay Manufacturing Co. (b)	3,706	292,848
Titan International, Inc. (b)	12,155	323,445
Titan Machinery, Inc. (a)	3,806	96,101

		764,961

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	5,910	220,384
Douglas Dynamics, Inc.	3,160	45,062
NACCO Industries, Inc., Class A	1,712	189,467

		454,913

Machinery: Engines — 0.1%
Briggs & Stratton Corp. (b)	14,806	335,356

Machinery: Industrial — 1.5%
Actuant Corp., Class A	20,289	588,381
Altra Holdings, Inc. (a)	7,940	187,543
Applied Industrial Technologies, Inc.	12,473	414,852
Chart Industries, Inc. (a)	8,519	468,886
Colfax Corp. (a)	7,589	174,168
Columbus McKinnon Corp. (a)	5,718	105,554
DXP Enterprises, Inc. (a)	2,538	58,577
EnPro Industries, Inc. (a)	6,138	222,932
Flow International Corp. (a)	14,440	63,392
Gerber Scientific, Inc. (a)	7,871	73,673
Graham Corp.	3,042	72,825
John Bean Technologies Corp.	8,388	161,301
Kadant, Inc. (a)	3,757	98,396
MTS Systems Corp.	4,623	210,578
Middleby Corp. (a)	4,905	457,244
Nordson Corp.	10,100	1,162,106
Sauer-Danfoss, Inc. (a)	3,534	179,987
Tecumseh Products Co., Class A (a)	6,112	61,242
Tennant Co.	5,612	235,928
Twin Disc, Inc.	2,564	82,612
Woodward Governor Co.	18,063	624,257

		5,704,434

Machinery: Specialty — 0.1%
Albany International Corp., Class A	8,270	205,923
Cascade Corp.	2,655	118,360
Presstek, Inc. (a)	11,462	23,841
Xerium Technologies, Inc. (a)	2,411	57,984

		406,108

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	1,960	88,514
Skyline Corp.	2,564	51,408

		139,922

Medical & Dental Instruments & Supplies — 2.3%
Abiomed, Inc. (a)	9,263	134,591
Align Technology, Inc. (a)	17,522	358,851
Alphatec Holdings, Inc. (a)	15,650	42,255

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	11

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Medical & Dental Instruments & Supplies (concluded)
American Medical Systems Holdings, Inc. (a)	22,172	$479,802
AngioDynamics, Inc. (a)	7,165	108,335
Antares Pharma, Inc. (a)	26,215	47,187
Atrion Corp.	464	80,954
CONMED Corp. (a)	8,649	227,296
Cantel Medical Corp.	3,843	98,957
Cerus Corp. (a)	14,472	41,824
Conceptus, Inc. (a)	9,456	136,639
CryoLife, Inc. (a)	9,367	57,139
Cutera, Inc. (a)	4,202	36,011
Delcath Systems Inc. (a)(b)	12,842	94,646
Endologix, Inc. (a)	14,633	99,212
Exactech, Inc. (a)	2,508	44,015
Hansen Medical, Inc. (a)	13,638	30,140
Heartware International, Inc. (a)	2,786	238,287
ICU Medical, Inc. (a)	3,439	150,559
Immucor, Inc. (a)	20,564	406,756
Insulet Corp. (a)	13,120	270,534
Integra LifeSciences Holdings Corp. (a)	6,164	292,297
Invacare Corp.	8,609	267,912
Landauer, Inc.	2,779	170,964
MAKO Surgical Corp. (a)(b)	8,995	217,679
Medical Action Industries, Inc. (a)	4,373	36,733
Meridian Bioscience, Inc.	12,067	289,487
Merit Medical Systems, Inc. (a)	8,928	175,167
Neogen Corp. (a)	6,790	280,970
NuVasive, Inc. (a)	11,618	294,168
OraSure Technologies, Inc. (a)	13,720	107,839
Orthofix International NV (a)	5,313	172,460
Orthovita, Inc. (a)	20,435	43,527
Owens & Minor, Inc.	18,311	594,741
PSS World Medical, Inc. (a)	16,771	455,333
Quidel Corp. (a)	7,186	85,945
Rochester Medical Corp. (a)	3,378	38,779
Staar Surgical Co. (a)	10,971	61,109
Steris Corp.	17,595	607,731
SurModics, Inc. (a)	5,440	68,000
Symmetry Medical, Inc. (a)	10,591	103,792
Synovis Life Technologies, Inc. (a)	3,647	69,950
Unilife Corp. (a)	14,799	83,910
Vascular Solutions, Inc. (a)	4,909	53,557
Volcano Corp. (a)	14,874	380,774
West Pharmaceutical Services, Inc.	9,702	434,359
Wright Medical Group, Inc. (a)	11,424	194,322
Young Innovations, Inc.	1,617	50,774

		8,816,269

Medical Equipment — 1.6%
Abaxis, Inc. (a)	6,495	187,316
Accuray, Inc. (a)	16,513	149,112
Affymetrix, Inc. (a)	21,861	113,896
Analogic Corp.	3,798	214,777
ArthroCare Corp. (a)	8,030	267,720
Bruker BioSciences Corp. (a)	21,636	451,111
Caliper Life Sciences, Inc. (a)	13,459	90,983
Cyberonics, Inc. (a)	8,275	263,228
Cynosure, Inc., Class A (a)	3,022	41,976
DexCom, Inc. (a)	18,504	287,182
Dionex Corp. (a)	5,203	614,214

Common Stocks	Shares	Value

Medical Equipment (concluded)
Greatbatch, Inc. (a)	6,854	$181,357
Haemonetics Corp. (a)	7,286	477,524
IRIS International, Inc. (a)	4,884	44,054
Luminex Corp. (a)	10,993	206,229
MELA Sciences, Inc. (a)	9,363	32,958
Masimo Corp.	15,311	506,794
Merge Healthcare, Inc. (a)	15,972	77,943
Natus Medical, Inc. (a)	8,315	139,692
NxStage Medical, Inc. (a)	8,199	180,214
Palomar Medical Technologies, Inc. (a)	5,480	81,378
Sirona Dental Systems, Inc. (a)	10,009	502,051
Solta Medical, Inc. (a)	18,092	59,704
SonoSite, Inc. (a)	3,951	131,647
Spectranetic Corp. (a)	10,944	51,546
Stereotaxis, Inc. (a)	10,106	39,110
Syneron Medical Ltd. (a)	10,776	140,519
Tomotherapy, Inc. (a)	15,964	72,955
Vital Images, Inc. (a)	4,790	64,713
Zoll Medical Corp. (a)	6,336	283,916

		5,955,819

Medical Services — 0.2%
America Service Group, Inc.	2,745	70,382
Bio-Reference Labs, Inc. (a)	7,372	165,428
eResearch Technology, Inc. (a)	14,615	98,944
Kendle International, Inc. (a)	4,499	48,184
Parexel International Corp. (a)	17,276	430,172

		813,110

Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	2,707	74,659
Dynamic Materials Corp.	3,850	107,607
Haynes International, Inc.	3,667	203,335
Kaydon Corp.	9,831	385,277
L.B. Foster Co., Class A	3,043	131,184
Metals USA Holdings Corp. (a)	3,643	59,636
Mueller Industries, Inc.	11,058	404,944
Mueller Water Products, Inc., Series A	45,922	205,731
Northwest Pipe Co. (a)	2,761	63,310
RBC Bearings, Inc. (a)	6,498	248,418
RTI International Metals, Inc. (a)	8,908	277,484
Worthington Industries, Inc.	16,648	348,276

		2,509,861

Metals & Minerals:
Diversified — 0.9%
AMCOL International Corp.	7,096	255,314
General Moly, Inc. (a)	20,405	109,779
Globe Specialty Metals, Inc.	18,124	412,502
Hecla Mining Co. (a)	82,009	744,642
Materion Corp. (a)	6,023	245,738
Minerals Technologies, Inc.	5,500	376,860
Molycorp, Inc. (a)	7,568	454,231
Oil-Dri Corp. of America	1,872	39,874
Thompson Creek Metals Co., Inc. (a)	48,608	609,544
US Energy Corp. Wyoming (a)	8,287	51,877
United States Lime & Minerals Inc. (a)	869	35,203

		3,335,564

12	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	5,369	$149,043

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	16,351	155,989
Electronics for Imaging, Inc. (a)	13,479	198,276
HNI Corp.	13,423	423,630
Herman Miller, Inc.	16,898	464,526
Kimball International, Inc., Class B	9,371	65,597
Knoll, Inc.	13,985	293,126
Steelcase, Inc., Class A	22,785	259,293
United Stationers, Inc.	7,143	507,510

		2,367,947

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	34,953	231,039
Vantage Drilling Co. (a)	52,118	93,812

		324,851

Oil Well Equipment & Services — 2.2%
Basic Energy Services, Inc. (a)	7,281	185,738
CARBO Ceramics, Inc.	5,640	795,917
Cal Dive International, Inc. (a)	29,475	205,736
Complete Production Services, Inc. (a)	23,107	735,034
Dawson Geophysical Co. (a)	2,584	113,386
Dril-Quip, Inc. (a)	10,108	798,835
Global Industries Ltd. (a)	30,997	303,461
Golar LNG Ltd.	10,965	280,485
Gulf Island Fabrication, Inc.	4,549	146,341
Helix Energy Solutions Group, Inc. (a)	30,929	531,979
Hornbeck Offshore Services, Inc. (a)	7,074	218,233
ION Geophysical Corp. (a)	37,816	479,885
Key Energy Services, Inc. (a)	38,411	597,291
Lufkin Industries, Inc.	8,864	828,518
Matrix Service Co. (a)	7,862	109,282
Natural Gas Services Group (a)	4,534	80,524
Newpark Resources, Inc. (a)	27,278	214,405
OYO Geospace Corp. (a)	1,236	121,845
Parker Drilling Co. (a)	35,711	246,763
Pioneer Drilling Co. (a)	16,733	230,915
RPC, Inc.	12,853	325,438
Tesco Corp. (a)	9,386	206,023
Tetra Technologies, Inc. (a)	22,425	345,345
Union Drilling, Inc. (a)	5,492	56,293
Willbros Group, Inc. (a)	14,949	163,243

		8,320,915

Oil: Crude Producers — 3.2%
ATP Oil & Gas Corp. (a)(b)	13,244	239,849
Abraxas Petroleum Corp. (a)	24,611	143,974
Apco Oil and Gas International, Inc.	2,767	237,298
Approach Resources, Inc. (a)	5,158	173,309
BPZ Resources, Inc. (a)(b)	29,333	155,758
Berry Petroleum Co., Class A	15,144	764,015
Bill Barrett Corp. (a)	13,603	542,896
Brigham Exploration Co. (a)	34,562	1,285,015
CAMAC Energy, Inc. (a)	16,042	24,063
Callon Petroleum Co. (a)	11,507	89,409

Common Stocks	Shares	Value

Oil: Crude Producers (concluded)
Carrizo Oil & Gas, Inc. (a)	10,398	$383,998
Cheniere Energy, Inc. (a)	17,673	164,536
Clayton Williams Energy, Inc. (a)	1,766	186,666
Contango Oil & Gas Co. (a)	3,472	219,569
Delta Petroleum Corp. (a)(b)	57,892	52,682
Endeavour International Corp. (a)	9,638	122,403
Energy Partners Ltd. (a)	8,801	158,418
Energy XXI Bermuda Ltd. (a)	21,960	748,836
FX Energy, Inc. (a)	15,890	132,840
GMX Resources Inc. (a)	17,434	107,568
Gastar Exploration Ltd. (a)	16,668	81,007
GeoResources, Inc. (a)	4,987	155,944
Goodrich Petroleum Corp. (a)	7,165	159,206
Gulfport Energy Corp. (a)	8,535	308,540
Harvest Natural Resources, Inc. (a)	10,113	154,122
Houston American Energy Corp.	5,443	83,877
Kodiak Oil & Gas Corp. (a)(b)	52,649	352,748
Magnum Hunter Resources Corp. (a)	17,807	152,606
McMoRan Exploration Co. (a)	28,279	500,821
Miller Petroleum, Inc. (a)	7,241	36,205
Northern Oil And Gas, Inc. (a)	15,954	425,972
Oasis Petroleum, Inc. (a)	14,259	450,870
Panhandle Oil & Gas, Inc.	2,254	71,339
Penn Virginia Corp.	13,603	230,707
Petroleum Development Corp. (a)	6,929	332,661
Petroquest Energy, Inc. (a)	16,144	151,108
Ram Energy Resources, Inc. (a)	20,867	43,403
Resolute Energy Corp. (a)	11,254	204,148
Rex Energy Corp. (a)	9,579	111,595
Rosetta Resources, Inc. (a)	15,607	741,957
Stone Energy Corp. (a)	12,795	426,969
Swift Energy Co. (a)	12,325	526,031
TransAtlantic Petroleum Ltd. (a)	46,090	142,879
Vaalco Energy, Inc. (a)	14,936	115,903
Venoco, Inc. (a)	6,647	113,597
W&T Offshore, Inc.	10,395	236,902
Warren Resources, Inc. (a)	21,149	107,648

		12,351,867

Oil: Integrated — 0.1%
Targa Resources, Inc.	4,864	176,271

Oil: Refining & Marketing — 0.4%
CVR Energy, Inc. (a)	8,943	207,120
Clean Energy Fuels Corp. (a)(b)	13,875	227,272
Delek US Holdings, Inc.	4,221	57,237
Western Refining, Inc. (a)(b)	15,308	259,471
World Fuel Services Corp.	20,255	822,555

		1,573,655

Paints & Coatings — 0.2%
Ferro Corp. (a)	25,549	423,858
H.B. Fuller Co.	14,400	309,312

		733,170

Paper — 0.4%
Boise, Inc.	20,602	188,714
Buckeye Technologies, Inc.	11,632	316,739
Clearwater Paper Corp. (a)	3,392	276,109
Kapstone Paper and Packaging Corp. (a)	11,423	196,133

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	13

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper (concluded)
Neenah Paper, Inc.	4,486	$98,557
P.H. Glatfelter Co.	13,507	179,913
Schweitzer-Mauduit International, Inc.	5,404	273,497
Wausau Paper Corp.	14,728	112,522

		1,642,184

Personal Care — 0.1%
Female Health Co.	5,795	28,917
USANA Health Sciences, Inc. (a)	1,811	62,498
WD-40 Co.	4,851	205,391

		296,806

Pharmaceuticals — 1.6%
Akorn, Inc. (a)	18,575	107,178
Alexza Pharmaceuticals, Inc. (a)(b)	20,109	34,185
Alkermes, Inc. (a)	28,123	364,193
Ardea Biosciences, Inc. (a)	4,530	129,966
Auxilium Pharmaceuticals, Inc. (a)	12,556	269,577
Avanir Pharmaceuticals, Inc. (a)	27,451	112,000
BioCryst Pharmaceuticals, Inc. (a)(b)	8,827	33,454
Biospecifics Technologies (a)	1,361	34,706
Cadence Pharmaceuticals, Inc. (a)(b)	9,595	88,370
Cambrex Corp. (a)	9,209	50,649
Corcept Therapeutics Inc. (a)	9,610	40,842
Depomed, Inc. (a)	15,975	160,389
Durect Corp. (a)	26,387	94,993
Hi-Tech Pharmacal Co., Inc. (a)	2,944	59,263
Impax Laboratories, Inc. (a)	18,606	473,523
Inspire Pharmaceuticals, Inc. (a)	17,578	69,609
Ironwood Pharmaceuticals, Inc. (a)	6,233	87,262
Isis Pharmaceuticals, Inc. (a)	28,241	255,299
Jazz Pharmaceuticals, Inc. (a)	4,518	143,898
MAP Pharmaceuticals, Inc. (a)	4,870	67,157
Medicines Co. (a)	16,039	261,275
Medicis Pharmaceutical Corp., Class A	17,819	570,921
Obagi Medical Products, Inc. (a)	5,327	67,333
Optimer Pharmaceuticals, Inc. (a)	12,460	147,402
Pain Therapeutics, Inc.	10,982	104,988
Par Pharmaceutical Cos., Inc. (a)	10,418	323,791
Pharmacyclics, Inc. (a)	13,784	81,188
Pozen, Inc. (a)	8,140	43,712
Prestige Brands Holdings, Inc. (a)	12,553	144,359
Questcor Pharmaceuticals, Inc. (a)	16,549	238,471
SIGA Technologies, Inc. (a)	10,295	124,569
Salix Pharmaceuticals Ltd. (a)	16,924	592,848
Santarus, Inc. (a)	16,883	57,740
Sciclone Pharmaceuticals, Inc. (a)	11,138	44,998
Somaxon Pharmaceuticals, Inc. (a)(b)	12,891	36,482
Spectrum Pharmaceuticals, Inc. (a)	16,168	143,734
SuperGen, Inc. (a)	16,923	52,461
Vical, Inc. (a)	23,203	68,681
Vivus, Inc. (a)	24,460	151,407
Xenoport, Inc. (a)	10,533	62,461

		5,995,334

Photography — 0.1%
CPI Corp.	1,618	36,421

Common Stocks	Shares	Value

Photography (concluded)
Eastman Kodak Co. (a)	80,211	$259,082

		295,503

Plastics — 0.1%
Schulman A, Inc.	9,185	227,053
Spartech Corp. (a)	9,372	67,947

		295,000

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	10,955	179,114
Generac Holdings, Inc. (a)	6,002	121,781
Maxwell Technologies, Inc. (a)	8,435	145,673
Powell Industries, Inc. (a)	2,619	103,293
Power-One, Inc. (a)	21,000	183,750
Vicor Corp.	5,886	97,060

		830,671

Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	13,069	222,827
Stillwater Mining Co. (a)	13,141	301,323

		524,150

Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	7,854	56,313
Cenveo, Inc. (a)	16,875	110,194

		166,507

Producer Durables:
Miscellaneous — 0.1%
Blount International, Inc. (a)	14,365	229,553
Park-Ohio Holdings Corp. (a)	2,394	49,460

		279,013

Production Technology Equipment — 1.3%
ATMI, Inc. (a)(c)	9,183	173,375
Axcelis Technologies, Inc. (a)	31,134	82,505
Brooks Automation, Inc. (a)	19,454	267,103
Cognex Corp.	11,830	334,198
Cohu, Inc.	6,901	105,999
Cymer, Inc. (a)	8,857	501,129
Electro Scientific Industries, Inc. (a)	8,264	143,463
Entegris, Inc. (a)	39,095	342,863
FEI Co. (a)	11,338	382,317
FSI International, Inc. (a)	11,682	51,167
Intevac, Inc. (a)	6,716	83,480
Kulicke & Soffa Industries, Inc. (a)	20,900	195,415
LTX-Credence Corp. (a)	14,491	132,303
MKS Instruments, Inc.	14,929	497,136
Mattson Technology, Inc. (a)	15,434	37,659
Nanometrics, Inc. (a)	5,369	97,125
Photronics, Inc. (a)	16,790	150,606
Rudolph Technologies, Inc. (a)	9,575	104,751
Tessera Technologies, Inc. (a)	14,929	272,604
Ultra Clean Holdings, Inc. (a)	7,723	79,856
Ultratech, Inc. (a)	7,282	214,091
Veeco Instruments, Inc. (a)	12,192	619,841

		4,868,986

Publishing — 0.2%
AH Belo Corp. (a)	5,824	48,689

14	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Publishing (concluded)
Courier Corp.	3,618	$50,507
The Dolan Co. (a)	9,290	112,780
Journal Communications, Inc., Class A (a)	13,672	82,032
Lee Enterprises, Inc. (a)	13,706	37,006
Martha Stewart Living Omnimedia, Inc., Class A (a)	9,097	33,750
McClatchy Co., Class A (a)	18,259	62,081
Media General, Inc., Class A (a)	7,152	49,206
Scholastic Corp.	7,671	207,424

		683,475

Radio & TV Broadcasters — 0.1%
Entercom Communications Corp. (a)	7,400	81,548
Entravision Communications Corp., Class A (a)	16,076	43,566
Fisher Communications, Inc. (a)	2,123	65,983
Gray Television, Inc. (a)	15,921	32,956
Lin TV Corp., Class A (a)	9,820	58,233
Sinclair Broadcast Group, Inc., Class A	13,996	175,510

		457,796

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	2,946	73,532
Freightcar America, Inc. (a)	3,600	117,036
Greenbrier Cos., Inc. (a)	6,587	186,939

		377,507

Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	11,420	664,644
Railamerica, Inc. (a)	6,944	118,326

		782,970

Real Estate — 0.2%
Avatar Holdings, Inc. (a)	3,071	60,775
Consolidated-Tomoka Land Co.	1,676	54,303
Forestar Group, Inc. (a)	10,969	208,630
HFF, Inc., Class A (a)	5,892	88,616
Kennedy-Wilson Holdings, Inc. (a)	6,248	67,853
Tejon Ranch Co. (a)	3,901	143,323
Thomas Properties Group, Inc.	11,298	37,848

		661,348

Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	11,840	224,013
Agree Realty Corp.	2,860	64,207
Alexander’s, Inc.	610	248,239
American Assets Trust, Inc.	9,511	202,299
American Campus Communities, Inc.	19,230	634,590
American Capital Agency Corp.	35,465	1,033,450
Anworth Mortgage Asset Corp.	33,007	234,020
Apollo Commercial Real Estate Finance, Inc.	7,177	117,344
Ashford Hospitality Trust, Inc.	13,975	154,004
Associated Estates Realty Corp.	13,109	208,171
BioMed Realty Trust, Inc.	38,883	739,555
CBL & Associates Properties, Inc.	41,218	718,018
Campus Crest Communities, Inc.	9,394	111,131

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
CapLease, Inc.	19,750	$108,230
Capstead Mortgage Corp.	19,843	253,594
Cedar Shopping Centers, Inc.	17,380	104,801
Chatham Lodging Trust	5,005	81,331
Chesapeake Lodging Trust	8,449	147,097
Cogdell Spencer, Inc.	15,793	93,810
Colonial Properties Trust	22,950	441,787
Colony Financial, Inc.	5,779	108,819
Coresite Realty Corp.	5,805	91,951
Cousins Properties, Inc. (b)	27,767	231,854
CreXus Investment Corp.	6,378	72,837
Cypress Sharpridge Investments, Inc.	20,674	262,146
DCT Industrial Trust, Inc.	73,273	406,665
DiamondRock Hospitality Co.	49,600	554,032
Dupont Fabros Technology, Inc.	12,137	294,322
Dynex Capital Corp.	13,100	131,786
Eastgroup Properties, Inc.	7,875	346,264
Education Realty Trust, Inc.	22,231	178,515
Entertainment Properties Trust	13,652	639,187
Equity Lifestyle Properties, Inc.	7,608	438,601
Equity One, Inc.	11,716	219,909
Excel Trust, Inc.	6,974	82,223
Extra Space Storage, Inc.	25,850	535,353
FelCor Lodging Trust, Inc. (a)	30,593	187,535
First Industrial Realty Trust, Inc. (a)	23,481	279,189
First Potomac Realty Trust	15,111	237,998
Franklin Street Properties Corp.	20,484	288,210
Getty Realty Corp.	6,843	156,568
Gladstone Commercial Corp.	4,393	80,128
Glimcher Realty Trust	30,035	277,824
Government Properties Income Trust	7,860	211,120
Hatteras Financial Corp.	19,779	556,185
Healthcare Realty Trust, Inc.	19,739	448,075
Hersha Hospitality Trust	40,514	240,653
Highwoods Properties, Inc.	20,119	704,366
Home Properties, Inc.	10,943	645,090
Hudson Pacific Properties Inc.	5,225	76,807
Inland Real Estate Corp.	22,488	214,536
InvesCo. Mortgage Capital, Inc.	20,342	444,473
Investors Real Estate Trust	23,106	219,507
iStar Financial, Inc. (a)	27,964	256,710
Kilroy Realty Corp.	15,794	613,281
Kite Realty Group Trust	18,117	96,201
LTC Properties, Inc.	8,057	228,335
LaSalle Hotel Properties	21,732	586,764
Lexington Corporate Properties Trust	31,891	298,181
MFA Financial, Inc.	95,100	779,820
MPG Office Trust, Inc. (a)	15,904	59,004
Medical Properties Trust, Inc.	32,693	378,258
Mid-America Apartment Communities, Inc.	10,031	643,990
Mission West Properties, Inc.	9,483	62,303
Monmouth Real Estate Investment Corp., Class A	10,294	84,514
National Health Investors, Inc.	7,106	340,519
National Retail Properties, Inc.	24,282	634,489
Newcastle Investment Corp.	23,769	143,565

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
NorthStar Realty Finance Corp.	23,413	$125,260
Omega Healthcare Investors, Inc.	28,807	643,548
One Liberty Properties, Inc.	3,658	55,163
PS Business Parks, Inc.	5,433	314,788
Parkway Properties, Inc.	7,107	120,819
Pebblebrook Hotel Trust	11,329	250,937
Pennsylvania Real Estate Investment Trust	16,788	239,565
PennyMac Mortgage Investment Trust (d)	8,555	157,326
Post Properties, Inc.	14,384	564,572
Potlatch Corp.	11,701	470,380
RAIT Investment Trust	34,940	85,952
Ramco-Gershenson Properties Trust	11,414	143,017
Redwood Trust, Inc.	23,376	363,497
Resource Capital Corp.	15,842	104,399
Retail Opportunity Investments Corp.	12,324	134,825
Sabra Healthcare REIT, Inc.	8,151	143,539
Saul Centers, Inc.	2,093	93,243
Sovran Self Storage, Inc.	8,089	319,920
Starwood Property Trust, Inc.	20,789	463,595
Strategic Hotel Capital, Inc. (a)	43,258	279,014
Sun Communities, Inc.	6,174	220,103
Sunstone Hotel Investors, Inc. (a)	35,214	358,831
Tanger Factory Outlet Centers, Inc.	23,612	619,579
Terreno Realty Corp. (a)	4,137	71,280
Two Harbors Investment Corp.	20,196	211,452
UMH Properties, Inc.	5,501	54,680
U-Store-It Trust	28,833	303,323
Universal Health Realty Income Trust	2,771	112,309
Urstadt Biddle Properties, Inc., Class A	6,280	119,446
Walter Investment Management Corp.	8,422	135,847
Washington Real Estate Investment Trust	18,625	579,051
Winthrop Realty Trust	7,107	87,061

		28,934,674

Recreational Vehicles & Boats — 0.5%
Arctic Cat, Inc. (a)	3,663	56,960
Brunswick Corp.	26,292	668,605
Drew Industries, Inc.	5,616	125,405
Polaris Industries, Inc.	9,200	800,584
Winnebago Industries, Inc. (a)	8,586	114,795

		1,766,349

Rental & Leasing Services:
Consumer — 0.5%
Amerco, Inc. (a)	2,546	246,962
Avis Budget Group, Inc. (a)	30,451	545,377
Dollar Thrifty Automotive Group, Inc. (a)	8,548	570,408
Rent-A-Center, Inc.	19,645	685,807

		2,048,554

Restaurants — 1.3%
AFC Enterprises, Inc. (a)	7,863	118,967

Common Stocks	Shares	Value

Restaurants (concluded)
BJ’s Restaurants, Inc. (a)	6,738	$265,006
Biglari Holdings, Inc. (a)	424	179,585
Bob Evans Farms, Inc.	9,068	295,617
Bravo Brio Restaurant Group Inc. (a)	3,493	61,791
Buffalo Wild Wings, Inc. (a)	5,384	293,051
CEC Entertainment, Inc.	6,276	236,793
California Pizza Kitchen, Inc. (a)	5,907	99,710
The Cheesecake Factory, Inc. (a)	18,172	546,796
Cracker Barrel Old Country Store, Inc.	7,049	346,388
Denny’s Corp. (a)	30,406	123,448
DineEquity, Inc. (a)	5,349	294,088
Domino’s Pizza, Inc. (a)	11,157	205,624
Jack in the Box, Inc. (a)	15,432	349,998
Jamba, Inc. (a)	19,527	42,959
Krispy Kreme Doughnuts, Inc. (a)	17,375	122,320
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,769	34,432
O’Charleys, Inc. (a)	6,021	35,945
P.F. Chang’s China Bistro, Inc.	6,849	316,355
Papa John’s International, Inc. (a)	6,071	192,269
Red Robin Gourmet Burgers, Inc. (a)	4,602	123,794
Ruby Tuesday, Inc. (a)	19,281	252,774
Ruth’s Hospitality Group, Inc. (a)	9,300	47,988
Sonic Corp. (a)	18,655	168,828
Texas Roadhouse, Inc., Class A	17,091	290,376

		5,044,902

Scientific Instruments: Control & Filter — 0.8%
Brady Corp.	14,292	510,081
CIRCOR International, Inc.	5,136	241,495
ESCO Technologies, Inc.	7,884	300,775
Energy Recovery, Inc. (a)	12,744	40,526
The Gorman-Rupp Co.	3,614	142,355
L-1 Identity Solutions, Inc. (a)	22,877	269,491
Mine Safety Appliances Co.	7,754	284,339
PMFG, Inc. (a)	5,455	116,410
Robbins & Myers, Inc.	11,471	527,551
Sun Hydraulics, Inc.	3,707	159,772
Watts Water Technologies, Inc., Class A	8,622	329,274
X-Rite, Inc. (a)	10,432	49,552

		2,971,621

Scientific Instruments:
Electrical — 1.0%
A123 Systems, Inc. (a)(b)	22,015	139,795
A.O. Smith Corp.	10,681	473,596
AZZ, Inc.	3,635	165,756
Advanced Battery Technologies, Inc. (a)(b)	19,493	37,816
American Superconductor Corp. (a)	15,104	375,637
Ballantyne Strong, Inc. (a)	4,911	35,212
Broadwind Energy, Inc. (a)	28,774	37,694
Ener1, Inc. (a)	19,667	58,214
EnerSys (a)	14,409	572,758
Franklin Electric Co., Inc.	6,985	322,707
GrafTech International Ltd. (a)	35,861	739,813
Houston Wire & Cable Co.	5,373	78,553

16	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Scientific Instruments: Electrical (concluded)
Littelfuse, Inc.	6,553	$374,176
SatCon Technology Corp. (a)	31,620	122,053
Taser International, Inc. (a)	19,241	78,311
UQM Technologies Inc. (a)	11,556	34,437

		3,646,528

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	4,498	185,363
Faro Technologies, Inc. (a)	4,816	192,640
Measurement Specialties, Inc. (a)	4,391	149,557
Zygo Corp. (a)	5,342	78,100

		605,660

Scientific Instruments: Pollution Control — 0.5%
Clean Harbors, Inc. (a)	6,863	677,104
Darling International, Inc. (a)	31,994	491,748
EnergySolutions, Inc.	26,280	156,629
Fuel Tech, Inc. (a)	5,630	50,107
Met-Pro Corp.	4,635	55,156
Metalico, Inc. (a)	11,186	69,577
Team, Inc. (a)	5,629	147,817
US Ecology, Inc.	5,727	99,822

		1,747,960

Securities Brokerage & Services — 0.6%
BGC Partners, Inc.	17,093	158,794
FXCM Inc.	6,658	86,754
GFI Group, Inc.	20,355	102,182
Gladstone Investment Corp.	7,015	54,436
Intl. FCStone Inc. (a)	3,747	95,249
Investment Technology Group, Inc. (a)	12,866	234,033
KBW, Inc.	10,548	276,252
Knight Capital Group, Inc., Class A (a)	29,284	392,406
LaBranche & Co., Inc. (a)	12,365	48,594
Ladenburg Thalmann Financial Services, Inc. (a)	33,234	38,219
MF Global Holdings Ltd. (a)	34,324	284,203
MarketAxess Holdings, Inc.	8,577	207,563
optionsXpress Holdings, Inc.	12,553	229,845
Penson Worldwide, Inc. (a)	7,129	47,836
SWS Group, Inc.	8,653	52,524
TradeStation Group, Inc. (a)	12,076	84,773

		2,393,663

Semiconductors & Components — 2.5%
AXT, Inc. (a)	9,186	65,864
Advanced Analogic Technologies, Inc. (a)	12,956	48,974
Amkor Technology, Inc. (a)	31,257	210,672
Anadigics, Inc. (a)	19,138	85,738
Applied Micro Circuits Corp. (a)	19,585	203,292
Cavium Networks, Inc. (a)	13,648	613,205
Ceva, Inc. (a)	6,696	178,984
Cirrus Logic, Inc. (a)	20,325	427,435
Conexant Systems, Inc. (a)	24,413	58,103
DSP Group, Inc. (a)	7,463	57,465
Diodes, Inc. (a)	10,164	346,186

Common Stocks	Shares	Value

Semiconductors & Components (concluded)
Entropic Communications, Inc. (a)	19,570	$165,366
Exar Corp. (a)	10,697	64,396
Formfactor, Inc. (a)	15,344	158,043
Hittite Microwave Corp. (a)	8,223	524,381
IXYS Corp. (a)	7,118	95,595
Integrated Device Technology, Inc. (a)	45,559	335,770
Integrated Silicon Solutions, Inc. (a)	7,810	72,399
Kopin Corp. (a)	20,001	91,804
Lattice Semiconductor Corp. (a)	34,699	204,724
MIPS Technologies, Inc. (a)	14,825	155,514
MaxLinear, Inc., Class A (a)	2,353	19,224
Micrel, Inc.	15,093	203,454
Microsemi Corp. (a)	24,460	506,566
Mindspeed Technologies, Inc. (a)	9,656	81,690
Monolithic Power Systems, Inc. (a)	9,581	135,954
MoSys, Inc. (a)	9,973	59,938
Netlogic Microsystems, Inc. (a)	18,807	790,270
Omnivision Technologies, Inc. (a)	16,739	594,737
PLX Technology, Inc. (a)	11,333	41,365
Pericom Semiconductor Corp. (a)	7,402	76,759
Power Integrations, Inc.	7,389	283,220
RF Micro Devices, Inc. (a)	79,404	508,980
Rubicon Technology, Inc. (a)(b)	4,990	138,123
Semtech Corp. (a)	18,247	456,540
Sigma Designs, Inc. (a)	9,321	120,707
Silicon Image, Inc. (a)	23,113	207,324
Spansion, Inc., Class A (a)	4,773	89,112
Standard Microsystems Corp. (a)	6,583	162,337
Supertex, Inc. (a)	2,924	65,147
Trident Microsystems, Inc. (a)	23,713	27,270
TriQuint Semiconductor, Inc. (a)	46,476	600,005
Volterra Semiconductor Corp. (a)	7,201	178,801
Zoran Corp. (a)	15,455	160,577

		9,672,010

Shipping — 0.5%
Baltic Trading Ltd.	4,859	44,314
DHT Holdings, Inc.	18,435	88,672
Eagle Bulk Shipping, Inc. (a)	18,333	68,199
Excel Maritime Carriers Ltd. (a)	11,924	51,154
Genco Shipping & Trading Ltd. (a)	8,595	92,568
General Maritime Corp.	23,610	48,400
Gulfmark Offshore, Inc., Class A (a)	7,060	314,241
Horizon Lines, Inc., Class A	9,995	8,496
International Shipholding Corp.	1,681	41,857
Knightsbridge Tankers Ltd. (b)	7,678	192,257
Nordic American Tanker Shipping Ltd.	13,824	343,388
Overseas Shipholding Group, Inc.	7,530	242,014
Scorpio Tankers, Inc. (a)	5,549	57,266
Ship Finance International Ltd.	13,249	274,652
Teekay Tankers Ltd., Class A	11,278	117,968
Ultrapetrol Bahamas Ltd. (a)	7,456	37,876

		2,023,322

Specialty Retail — 3.1%
ANN, Inc. (a)	16,080	468,089
America’s Car Mart, Inc. (a)	2,818	72,648

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail (continued)
Asbury Automotive Group, Inc. (a)	8,833	$163,322
Ascena Retail Group Inc. (a)	17,643	571,810
Barnes & Noble, Inc. (b)	11,352	104,325
bebe Stores, Inc.	11,026	64,502
Big 5 Sporting Goods Corp.	6,616	78,863
Blue Nile, Inc. (a)	3,800	205,162
Brown Shoe Co., Inc.	12,779	156,159
The Buckle, Inc.	7,793	314,837
Build-A-Bear Workshop, Inc. (a)	5,301	32,071
Cabela’s, Inc., Class A (a)	11,929	298,344
Casual Male Retail Group, Inc. (a)	12,980	63,732
The Cato Corp., Class A	8,482	207,809
Charming Shoppes, Inc. (a)	34,656	147,635
The Children’s Place Retail Stores, Inc. (a)	7,699	383,641
Christopher & Banks Corp.	11,047	71,585
Citi Trends, Inc. (a)	4,543	101,263
Coldwater Creek, Inc. (a)	18,697	49,360
Collective Brands, Inc. (a)	18,211	392,993
DSW, Inc., Class A (a)	4,133	165,155
Destination Maternity Corp.	3,275	75,554
Express, Inc.	4,980	97,309
The Finish Line, Inc., Class A	15,289	303,487
Genesco, Inc. (a)	7,180	288,636
Group 1 Automotive, Inc.	7,263	310,856
Haverty Furniture Cos., Inc.	5,819	77,160
hhgregg, Inc. (a)	3,983	53,332
Hibbett Sports, Inc. (a)	8,611	308,360
Hot Topic, Inc.	13,385	76,295
Jos. A. Bank Clothiers, Inc. (a)	8,188	416,605
Lithia Motors, Inc., Class A	6,416	93,545
Lumber Liquidators Holdings, Inc. (a)	6,535	163,310
MarineMax, Inc. (a)	7,200	70,992
Men’s Wearhouse, Inc.	15,651	423,516
Midas, Inc. (a)	5,279	40,490
Monro Muffler, Inc.	8,818	290,818
Nu Skin Enterprises, Inc., Class A	14,453	415,524
OfficeMax, Inc. (a)	25,216	326,295
Pacific Sunwear of California, Inc. (a)	19,953	72,030
Penske Auto Group, Inc. (a)	13,227	264,805
The Pep Boys - Manny, Moe & Jack	15,784	200,615
Pier 1 Imports, Inc. (a)	31,095	315,614
Regis Corp.	16,959	300,853
Retail Ventures, Inc. (a)	6,878	118,646
Rue21, Inc. (a)	4,486	129,197
Sally Beauty Co., Inc. (a)	28,049	392,967
Shoe Carnival, Inc. (a)	2,846	79,830
Shutterfly, Inc. (a)	8,465	443,227
Sonic Automotive, Inc.	11,958	167,532
Stage Stores, Inc.	11,100	213,342
Stamps.com, Inc.	3,526	47,072
Stein Mart, Inc.	8,185	82,750
Systemax, Inc. (a)	3,543	47,901
The Talbots, Inc. (a)	20,657	124,768
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,324	448,764
Vitacost.com, Inc. (a)	3,712	10,579
Vitamin Shoppe, Inc. (a)	4,706	159,204
The Wet Seal, Inc., Class A (a)	30,415	130,176

Common Stocks	Shares	Value

Specialty Retail (concluded)
Zumiez, Inc. (a)	6,099	$161,197

		11,856,458

Steel — 0.0%
Olympic Steel, Inc.	2,838	93,115
Universal Stainless & Alloy Products, Inc. (a)	2,055	69,315

		162,430

Sugar — 0.0%
Imperial Sugar Co., New Shares	3,829	51,079

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	8,321	111,751

Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)	18,794	356,522
CTS Corp.	10,129	109,393
Fabrinet (a)	2,967	59,815
LaBarge, Inc. (a)	3,842	68,003
Plexus Corp. (a)	12,024	421,562
Sanmina-SCI Corp. (a)	23,764	266,394
Vocus, Inc. (a)	5,009	129,533

		1,411,222

Telecommunications Equipment — 0.3%
Arris Group, Inc. (a)	37,645	479,597
Brightpoint, Inc. (a)	21,034	228,009
Powerwave Technologies, Inc. (a)	51,125	230,574
Symmetricom, Inc. (a)	13,207	80,959
UTStarcom, Inc. (a)	36,206	85,084

		1,104,223

Textile Products — 0.1%
Culp, Inc. (a)	2,838	26,337
Interface, Inc., Class A	15,094	279,088
Unifi Inc. (a)	4,056	68,952

		374,377

Textiles Apparel & Shoes — 2.0%
Carter’s, Inc. (a)	17,553	502,542
Cherokee, Inc.	2,626	45,325
Columbia Sportswear Co. (b)	3,396	201,790
Crocs, Inc. (a)	25,416	453,421
Deckers Outdoor Corp. (a)	11,475	988,571
G-III Apparel Group, Ltd. (a)	4,545	170,801
Iconix Brand Group, Inc. (a)	21,393	459,522
Joe’s Jeans, Inc. (a)	14,230	15,084
The Jones Group, Inc.	25,984	357,280
K-Swiss, Inc., Class A (a)	7,948	89,574
Kenneth Cole Productions, Inc., Class A (a)	2,350	30,480
Lacrosse Footwear, Inc.	1,607	29,456
Liz Claiborne, Inc. (a)	27,845	150,085
Maidenform Brands, Inc. (a)	6,709	191,676
Oxford Industries, Inc.	4,150	141,889
Perry Ellis International, Inc. (a)	3,311	91,119
Quiksilver, Inc. (a)	38,131	168,539
R.G. Barry Corp.	2,938	38,458
Skechers U.S.A., Inc., Class A (a)	10,289	211,336
Steven Madden Ltd. (a)	7,293	342,260
Timberland Co., Class A (a)	11,721	483,960

18	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles Apparel & Shoes (concluded)
True Religion Apparel, Inc. (a)	7,532	$176,776
Under Armour, Inc., Class A (a)	10,461	711,871
Vera Bradley, Inc. (a)	3,728	157,359
Volcom, Inc.	5,954	110,328
The Warnaco Group, Inc. (a)	13,230	756,624
Weyco Group, Inc.	2,288	55,964
Wolverine World Wide, Inc.	14,621	545,071

		7,677,161

Tobacco — 0.2%
Alliance One International, Inc. (a)	27,300	109,746
Star Scientific, Inc. (a)(b)	28,718	130,380
Universal Corp.	7,043	306,652
Vector Group Ltd.	13,535	234,020

		780,798

Toys — 0.1%
Jakks Pacific, Inc. (a)	8,524	164,940
Leapfrog Enterprises, Inc. (a)	10,348	44,703
RC2 Corp. (a)	6,388	179,503

		389,146

Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	3,566	46,822
HUB Group, Inc., Class A (a)	11,017	398,705
Pacer International, Inc. (a)	10,668	56,114
Textainer Group Holdings Ltd.	2,865	106,463

		608,104

Truckers — 0.6%
Arkansas Best Corp.	7,646	198,184
Celadon Group, Inc. (a)	5,989	97,261
Forward Air Corp.	8,631	264,368
Heartland Express, Inc.	15,332	269,230
Knight Transportation, Inc.	17,363	334,238
Marten Transport Ltd.	4,675	104,252
Old Dominion Freight Line, Inc. (a)	12,380	434,414
Patriot Transportation Holding, Inc. (a)	1,417	37,905
Roadrunner Transportation Systems, Inc. (a)	3,292	49,380
Saia, Inc. (a)	4,815	78,918
USA Truck, Inc. (a)	2,462	32,006
Werner Enterprises, Inc.	12,834	339,716

		2,239,872

Utilities: Electrical — 1.6%
Allete, Inc.	9,196	358,368
Avista Corp.	16,208	374,891
Black Hills Corp.	11,517	385,128
CH Energy Group, Inc.	4,759	240,520
Central Vermont Public Service Corp.	4,375	101,894
Cleco Corp.	17,856	612,282
Dynegy, Inc. (a)	30,613	174,188
El Paso Electric Co. (a)	12,957	393,893
The Empire District Electric Co.	12,022	261,959
IDACORP, Inc.	14,033	534,657
MGE Energy, Inc.	6,876	278,409
NorthWestern Corp.	10,629	322,059
Otter Tail Corp.	10,638	241,802
PNM Resources, Inc.	26,069	388,950
Pike Electric Corp. (a)	5,034	47,924

Common Stocks	Shares	Value

Utilities: Electrical (concluded)
Portland General Electric Co.	21,990	$522,702
UIL Holdings Corp.	14,802	451,757
Unisource Energy Corp.	10,591	382,653
Unitil Corp.	3,936	92,732

		6,166,768

Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.	3,046	126,775
The Laclede Group, Inc.	6,440	245,364
New Jersey Resources Corp.	11,887	510,547
Nicor, Inc.	13,189	708,249
Northwest Natural Gas Co.	7,649	352,848
Piedmont Natural Gas Co.	20,894	634,133
South Jersey Industries, Inc.	8,719	488,002
Southwest Gas Corp.	13,258	516,664
WGL Holdings, Inc.	14,536	566,904

		4,149,486

Utilities: Telecommunications — 0.7%
Alaska Communications Systems Group, Inc.	13,593	144,766
Atlantic Tele-Network, Inc.	2,821	104,913
Cbeyond Communications, Inc. (a)	7,947	92,742
Cincinnati Bell, Inc. (a)	59,809	160,288
Cogent Communications Group, Inc. (a)	13,607	194,172
Consolidated Communications Holdings, Inc.	7,528	140,999
FiberTower Corp. (a)	17,207	34,586
General Communication, Inc., Class A (a)	13,704	149,922
Global Crossing Ltd. (a)	8,981	125,016
Globalstar, Inc. (a)	23,430	29,756
ICO Global Communications Holdings Ltd. (a)	28,725	76,696
IDT Corp., Class B	4,239	114,241
Iridium Communications, Inc. (a)	10,005	79,740
j2 Global Communications, Inc. (a)	13,402	395,493
NTELOS Holdings Corp.	8,750	161,088
Neutral Tandem, Inc. (a)	9,548	140,833
PAETEC Holding Corp. (a)	38,440	128,390
Premiere Global Services, Inc. (a)	15,476	117,927
Shenandoah Telecom Co.	7,208	130,176
USA Mobility, Inc.	6,187	89,650
Vonage Holdings Corp. (a)	33,156	151,191

		2,762,585

Utilities: Water — 0.2%
American States Water Co.	5,468	196,082
Artesian Resources Corp., Class A	2,470	48,140
California Water Service Group	5,687	211,386
Connecticut Water Service, Inc.	2,699	71,119
Consolidated Water Co., Inc.	4,659	50,783
Middlesex Water Co.	4,935	89,768
SJW Corp.	3,863	89,428

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Utilities: Water (concluded)
York Water Co.		4,375	$76,169

			832,875

Total Common Stocks – 98.7%			376,944,683

Investment Companies

BlackRock Kelso Capital Corp. (d)		21,390	216,680
Gladstone Capital Corp.		6,364	71,977
Hercules Technology Growth Capital, Inc.		12,780	140,580
Kayne Anderson Energy Development Co.		3,186	62,318
Pennantpark Investment Corp.		13,489	160,789
Prospect Capital Corp.		26,013	317,619

Total Investment Companies – 0.2%			969,963

Other Interests (e)	Beneficial Interest (000)

Diversified Financial Services — 0.0%
Student Loan Corp.	$,	1	2,600

Total Other Interests – 0.0%			2,600

Warrants (f)		Shares

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (d)(g)		180	—

Total Warrants – 0.0%			—

Total Long-Term Investments (Cost – $257,949,873) – 98.9%			377,917,246

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (d)(h)		5,177,373	5,177,373

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (d)(h)(i)	$5,749	$5,748,980

Total Short-Term Securities (Cost – $10,926,353) – 2.9%		10,926,353
Total Investments (Cost – $268,876,226*) – 101.8%		388,843,599
Liabilities in Excess of Other Assets – (1.8)%		(6,915,051)

Net Assets – 100.0%		$381,928,548

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$268,876,226

Gross unrealized appreciation	$129,875,694
Gross unrealized depreciation	(9,908,321)

Net unrealized appreciation	$119,967,373

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

20	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares/Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares / Beneficial Interest Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income

BlackRock Kelso Capital Corp	20,122	1,268	—	21,390	$216,680	—	$6,845
BlackRock Liquidity Funds, TempFund, Institutional Class	7,181,244	—	(2,003,871)[1]	5,177,373	$5,177,373	—	$3,537
BlackRock Liquidity Series, LLC Money Market Series	$8,152,630	—	$(2,403,650)[1]	$5,748,980	$5,748,980	—	$22,511
PennyMac Mortgage Investment Trust	5,329	3,226	—	8,555	$157,326	—	$2,238

1	Represents net shares/beneficial interest sold.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	—	—

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

		ICE Futures
48	Russell 2000 EMINI	US Indices	June 2011	$3,969,219	$70,941

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	21

Schedule of Investments (continued)	Master Small Cap Index Series

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Advertising Agencies	$2,555,832	—	—	$2,555,832
Aerospace	5,648,764	—	—	5,648,764
Agriculture, Fishing & Ranching	1,539,253	—	—	1,539,253
Air Transport	3,829,128	—	—	3,829,128
Alternative Energy	499,862	—	—	499,862
Aluminum	637,569	—	—	637,569
Asset Management & Custodian	3,957,069	—	—	3,957,069
Auto Parts	3,202,006	—	—	3,202,006
Auto Service	466,049	—	—	466,049
Back Office Support, HR & Consulting	5,234,041	—	—	5,234,041
Banks: Diversified	20,616,170	—	—	20,616,170
Banks: Savings, Thrift & Mortgage Lending	3,719,783	—	—	3,719,783
Beverage: Brewers & Distillers	235,533	—	—	235,533
Beverage: Soft Drinks	502,646	—	—	502,646
Biotechnology	12,656,076	—	—	12,656,076
Building Materials	3,465,468	—	—	3,465,468
Building: Climate Control	486,505	—	—	486,505
Building: Roofing, Wallboard & Plumbing	278,494	—	—	278,494
Cable Television Services	120,863	—	—	120,863
Casinos & Gambling	1,035,400	—	—	1,035,400
Chemicals: Diversified	6,236,312	—	—	6,236,312
Chemicals: Specialty	2,009,728	—	—	2,009,728
Coal	1,533,469	—	—	1,533,469
Commercial Finance & Mortgage Companies	253,112	—	—	253,112
Commercial Services: Rental & Leasing	2,400,637	—	—	2,400,637
Commercial Vehicles & Parts	1,004,518	—	—	1,004,518
Communications Technology	11,965,962	—	—	11,965,962
Computer Services Software & Systems	27,554,917	—	—	27,554,917
Computer Technology	2,314,035	—	—	2,314,035
Construction	1,774,935	—	—	1,774,935
Consumer Electronics	594,568	—	—	594,568
Consumer Lending	3,400,463	—	—	3,400,463
Consumer Services: Miscellaneous	2,490,885	—	—	2,490,885
Containers & Packaging	1,772,886	—	—	1,772,886
Cosmetics	359,604	—	—	359,604
Diversified Financial Services	1,600,633	—	—	1,600,633
Diversified Manufacturing Operations	1,283,494	—	—	1,283,494
Diversified Materials & Processing	2,814,896	—	—	2,814,896
Diversified Media	338,985	—	—	338,985
Diversified Retail	2,694,317	—	—	2,694,317
Drug & Grocery Store Chains	2,267,007	—	—	2,267,007
Education Services	1,588,263	—	—	1,588,263
Electronic Components	3,239,648	—	—	3,239,648
Electronic Entertainment	645,305	—	—	645,305
Electronics	2,558,079	—	—	2,558,079
Energy Equipment	644,326	—	—	644,326
Engineering & Contracting Services	1,822,468	—	—	1,822,468
Entertainment	1,464,644	—	—	1,464,644
Environmental, Maintenance, & Security Service	2,606,746	—	—	2,606,746
Fertilizers	86,123	—	—	86,123
Financial Data & Systems	3,090,656	—	—	3,090,656
Foods	3,963,801	—	—	3,963,801
Forest Products	424,039	—	—	424,039
Forms & Bulk Printing Services	962,650	—	—	962,650
Fruit & Grain Processing	34,296	—	—	34,296
Funeral Parlors & Cemeteries	527,628	—	—	527,628
Gas Pipeline	125,778	—	—	125,778
Glass	109,464	—	—	109,464
Gold	2,438,317	—	—	2,438,317

22	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Schedule of Investments (continued)	Master Small Cap Index Series

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments (continued):

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Health Care Facilities	$2,780,927	—	—	$2,780,927
Health Care Management Services	4,620,111	—	—	4,620,111
Health Care Services	5,319,037	—	—	5,319,037
Health Care: Miscellaneous	257,949	—	—	257,949
Home Building	825,132	—	—	825,132
Hotel/Motel	891,123	—	—	891,123
Household Appliances	155,273	—	—	155,273
Household Equipment & Products	900,387	—	—	900,387
Household Furnishings	879,751	—	—	879,751
Insurance: Life	1,861,179	—	—	1,861,179
Insurance: Multi-Line	1,754,698	—	—	1,754,698
Insurance: Property-Casualty	5,776,878	—	—	5,776,878
International Trade & Diversified Logistic	75,769	—	—	75,769
Leisure Time	2,165,612	—	—	2,165,612
Luxury Items	71,888	—	—	71,888
Machinery: Agricultural	764,961	—	—	764,961
Machinery: Construction & Handling	454,913	—	—	454,913
Machinery: Engines	335,356	—	—	335,356
Machinery: Industrial	5,704,434	—	—	5,704,434
Machinery: Specialty	406,108	—	—	406,108
Manufactured Housing	139,922	—	—	139,922
Medical & Dental Instruments & Supplies	8,816,269	—	—	8,816,269
Medical Equipment	5,955,819	—	—	5,955,819
Medical Services	813,110	—	—	813,110
Metal Fabricating	2,509,861	—	—	2,509,861
Metals & Minerals: Diversified	3,335,564	—	—	3,335,564
Miscellaneous Consumer Staples	149,043	—	—	149,043
Office Supplies & Equipment	2,367,947	—	—	2,367,947
Offshore Drilling & Other Services	324,851	—	—	324,851
Oil Well Equipment & Services	8,320,915	—	—	8,320,915
Oil: Crude Producers	12,351,867	—	—	12,351,867
Oil: Integrated	176,271	—	—	176,271
Oil: Refining & Marketing	1,573,655	—	—	1,573,655
Paints & Coatings	733,170	—	—	733,170
Paper	1,642,184	—	—	1,642,184
Personal Care	296,806	—	—	296,806
Pharmaceuticals	5,995,334	—	—	5,995,334
Photography	295,503	—	—	295,503
Plastics	295,000	—	—	295,000
Power Transmission Equipment	830,671	—	—	830,671
Precious Metals & Minerals	524,150	—	—	524,150
Printing & Copying Services	166,507	—	—	166,507
Producer Durables: Miscellaneous	279,013	—	—	279,013
Production Technology Equipment	4,868,986	—	—	4,868,986
Publishing	683,475	—	—	683,475
Radio & TV Broadcasters	457,796	—	—	457,796
Railroad Equipment	377,507	—	—	377,507
Railroads	782,970	—	—	782,970
Real Estate	661,348	—	—	661,348
Real Estate Investment Trusts (REITs)	28,934,674	—	—	28,934,674
Recreational Vehicles & Boats	1,766,349	—	—	1,766,349
Rental & Leasing Services: Consumer	2,048,554	—	—	2,048,554
Restaurants	5,044,902	—	—	5,044,902
Scientific Instruments: Control & Filter	2,971,621	—	—	2,971,621
Scientific Instruments: Electrical	3,646,528	—	—	3,646,528
Scientific Instruments: Gauges & Meters	605,660	—	—	605,660
Scientific Instruments: Pollution Control	1,747,960	—	—	1,747,960
Securities Brokerage & Services	2,393,663	—	—	2,393,663
Semiconductors & Components	9,672,010	—	—	9,672,010

BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011	23

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments (concluded):

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Shipping	$2,023,322	—	—	$2,023,322
Specialty Retail	11,845,879	—	$10,579	11,856,458
Steel	162,430	—	—	162,430
Sugar	51,079	—	—	51,079
Synthetic Fibers & Chemicals	111,751	—	—	111,751
Technology: Miscellaneous	1,411,222	—	—	1,411,222
Telecommunications Equipment	1,104,223	—	—	1,104,223
Textile Products	374,377	—	—	374,377
Textiles Apparel & Shoes	7,677,161	—	—	7,677,161
Tobacco	780,798	—	—	780,798
Toys	389,146	—	—	389,146
Transportation Miscellaneous	608,104	—	—	608,104
Truckers	2,239,872	—	—	2,239,872
Utilities: Electrical	6,166,768	—	—	6,166,768
Utilities: Gas Distributors	4,149,486	—	—	4,149,486
Utilities: Telecommunications	2,762,585	—	—	2,762,585
Utilities: Water	832,875	—	—	832,875
Investment Companies	969,963	—	—	969,963
Other Interests	—	$2,600	—	2,600
Short-Term Securities	5,177,373	5,748,980	—	10,926,353

Total	$383,081,440	$5,751,580	$10,579	$388,843,599

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$70,941	—	—	$70,941

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

24	BLACKROCK SMALL CAP INDEX FUND	MARCH 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 25, 2011